UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: 561-484-7185

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2025

Item 1.	Reports to Stockholders.

(a)

RIVERNORTH CORE OPPORTUNITY FUND

CLASS I : RNCIX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth Core Opportunity Fund - Class I for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rncix-rncox/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Core Opportunity Fund - Class I	$77	1.54%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

	Class I - $196,044	S&P 500 Total Return Index - $324,818	Bloomberg US Aggregate Bond Index - $115,639	60% S&P 500 and 40% Bloomberg US Aggregate - $220,356
3/31/2015	$100,000	$100,000	$100,000	$100,000
9/30/2015	$89,603	$93,822	$99,527	$96,126
3/31/2016	$94,133	$101,783	$101,960	$102,093
9/30/2016	$103,270	$108,299	$104,695	$107,112
3/31/2017	$110,361	$119,261	$102,410	$112,566
9/30/2017	$118,563	$128,453	$104,771	$118,787
3/31/2018	$121,438	$135,948	$103,641	$122,482
9/30/2018	$125,579	$151,459	$103,497	$130,653
3/31/2019	$125,219	$148,858	$108,285	$132,017
9/30/2019	$129,989	$157,902	$114,153	$139,926
3/31/2020	$103,174	$138,471	$117,959	$131,501
9/30/2020	$126,094	$181,823	$122,127	$157,418
3/31/2021	$157,857	$216,502	$118,797	$173,199
9/30/2021	$167,653	$236,378	$121,033	$184,047
3/31/2022	$164,481	$250,375	$113,864	$186,190
9/30/2022	$139,648	$199,806	$103,363	$156,721
3/31/2023	$155,002	$231,025	$108,418	$174,546
9/30/2023	$155,526	$242,998	$104,029	$177,108
3/31/2024	$181,876	$300,058	$110,259	$205,910
9/30/2024	$194,433	$331,332	$116,064	$223,120
3/31/2025	$196,044	$324,818	$115,639	$220,356

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.75% of NAV. For the period ended March 31, 2025, 0% of the total distributions paid were characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth Core Opportunity Fund	6 Month	1 Year	5 Year	10 Year
Class I	0.83%	7.79%	13.70%	6.96%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	12.50%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
60% S&P 500 and 40% Bloomberg US Aggregate	-1.24%	7.02%	10.88%	8.22%

FUND STATISTICS

  Total Net Assets$42,350,707
  # of Portfolio Holdings40
  Portfolio Turnover Rate (Class I)19%
  Advisory Fees Paid$222,675

As of March 31, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT VEHICLE ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
Closed-End Funds	75.01%
Short-Term Investments	13.57%
Exchange-Traded Funds	8.42%
U.S. Corporate Bonds	1.66%
Closed-End Funds - Preferred Shares	0.90%
Business Development Companies	0.66%
Warrants	0.01%
Rights	0.00%

ASSET CLASS ALLOCATION

As of March 31, 2025

(percentages are based on net assets)

Value	Value
Fixed Income	48.78%
Domestic Equity	23.99%
International Equity	20.86%
Cash	15.15%
Investment Co. Bonds	1.66%
Alternatives	0.76%
BDCs	0.72%
SPACs	0.17%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rncix-rncox/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH CORE OPPORTUNITY FUND

 CLASS I : RNCIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2025

76881N889–SA–03312025

RIVERNORTH CORE OPPORTUNITY FUND

CLASS R : RNCOX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth Core Opportunity Fund - Class R for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rncix-rncox/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Core Opportunity Fund - Class R	$90	1.79%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class R - $19,121	S&P 500 Total Return Index - $32,482	Bloomberg US Aggregate Bond Index - $11,564	60% S&P 500 and 40% Bloomberg US Aggregate - $22,036
3/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$8,950	$9,382	$9,953	$9,613
3/31/2016	$9,391	$10,178	$10,196	$10,209
9/30/2016	$10,290	$10,830	$10,470	$10,711
3/31/2017	$10,982	$11,926	$10,241	$11,257
9/30/2017	$11,783	$12,845	$10,477	$11,879
3/31/2018	$12,062	$13,595	$10,364	$12,248
9/30/2018	$12,455	$15,146	$10,350	$13,065
3/31/2019	$12,402	$14,886	$10,829	$13,202
9/30/2019	$12,857	$15,790	$11,415	$13,993
3/31/2020	$10,195	$13,847	$11,796	$13,150
9/30/2020	$12,441	$18,182	$12,213	$15,742
3/31/2021	$15,552	$21,650	$11,880	$17,320
9/30/2021	$16,495	$23,638	$12,103	$18,405
3/31/2022	$16,166	$25,038	$11,386	$18,619
9/30/2022	$13,711	$19,981	$10,336	$15,672
3/31/2023	$15,197	$23,103	$10,842	$17,455
9/30/2023	$15,229	$24,300	$10,403	$17,711
3/31/2024	$17,783	$30,006	$11,026	$20,591
9/30/2024	$19,011	$33,133	$11,606	$22,312
3/31/2025	$19,121	$32,482	$11,564	$22,036

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.50% of NAV. For the period ended March 31, 2025, 0% of the total distributions paid were characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth Core Opportunity Fund	6 Month	1 Year	5 Year	10 Year
Class R	0.58%	7.52%	13.40%	6.70%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	12.50%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
60% S&P 500 and 40% Bloomberg US Aggregate	-1.24%	7.02%	10.88%	8.22%

FUND STATISTICS

  Total Net Assets$42,350,707
  # of Portfolio Holdings40
  Portfolio Turnover Rate (Class R)19%
  Advisory Fees Paid$222,675

As of March 31, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT VEHICLE ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
Closed-End Funds	75.01%
Short-Term Investments	13.57%
Exchange-Traded Funds	8.42%
U.S. Corporate Bonds	1.66%
Closed-End Funds - Preferred Shares	0.90%
Business Development Companies	0.66%
Warrants	0.01%
Rights	0.00%

ASSET CLASS ALLOCATION

As of March 31, 2025

(percentages are based on net assets)

Value	Value
Fixed Income	48.78%
Domestic Equity	23.99%
International Equity	20.86%
Cash	15.15%
Investment Co. Bonds	1.66%
Alternatives	0.76%
BDCs	0.72%
SPACs	0.17%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rncix-rncox/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH CORE OPPORTUNITY FUND

 CLASS R : RNCOX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2025

76881N103–SA–03312025

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

CLASS I : RNSIX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth/DoubleLine Strategic Income Fund - Class I for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class I	$46	0.92%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

	Class I - $141,564	Bloomberg US Aggregate Bond Index - $115,639
3/31/2015	$100,000	$100,000
9/30/2015	$97,688	$99,527
3/31/2016	$100,653	$101,960
9/30/2016	$106,384	$104,695
3/31/2017	$108,189	$102,410
9/30/2017	$111,354	$104,771
3/31/2018	$110,860	$103,641
9/30/2018	$111,936	$103,497
3/31/2019	$115,680	$108,285
9/30/2019	$121,002	$114,153
3/31/2020	$113,459	$117,959
9/30/2020	$125,251	$122,127
3/31/2021	$130,866	$118,797
9/30/2021	$134,664	$121,033
3/31/2022	$128,784	$113,864
9/30/2022	$115,761	$103,363
3/31/2023	$121,224	$108,418
9/30/2023	$119,814	$104,029
3/31/2024	$131,449	$110,259
9/30/2024	$139,972	$116,064
3/31/2025	$141,564	$115,639

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.50% of NAV. For the period ended March 31, 2025, 0% of the total distributions paid were characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	6 Month	1 Year	5 Year	10 Year
Class I	1.14%	7.69%	4.53%	3.54%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

FUND STATISTICS

  Total Net Assets$1,253,586,694
  # of Portfolio Holdings1,359
  Portfolio Turnover Rate (Class I)24%
  Advisory Fees Paid$4,670,391

As of March 31, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
DoubleLine Opportunistic Fixed Income	39.62%
Tactical Closed-End Fund Income Strategy (RiverNorth)	31.21%
DoubleLine Core Fixed Income	29.17%

SECTOR ALLOCATION

As of March 31, 2025

(percentages are based on net assets)

Value	Value
Non-Agency MBS	19.26%
Agency MBS	18.56%
Muni/BAB	10.53%
US Government	9.83%
Investment Co. Bonds	8.78%
CMBS	7.27%
High Yield	6.58%
Cash	6.34%
Investment Grade	4.72%
Bank Loans	4.18%
Other	3.57%
EM Debt	2.31%
Developed Foreign	1.47%
Infrastructure	1.10%
Preferreds	0.61%
BDCs	0.25%
Equity	0.05%
Convertibles	0.01%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnsix-rndlx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

 CLASS I : RNSIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2025

76881N202–SA–03312025

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

CLASS R : RNDLX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth/DoubleLine Strategic Income Fund - Class R for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class R	$58	1.16%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class R - $13,799	Bloomberg US Aggregate Bond Index - $11,564
3/31/2015	$10,000	$10,000
9/30/2015	$9,757	$9,953
3/31/2016	$10,030	$10,196
9/30/2016	$10,598	$10,470
3/31/2017	$10,764	$10,241
9/30/2017	$11,064	$10,477
3/31/2018	$11,001	$10,364
9/30/2018	$11,083	$10,350
3/31/2019	$11,450	$10,829
9/30/2019	$11,961	$11,415
3/31/2020	$11,203	$11,796
9/30/2020	$12,349	$12,213
3/31/2021	$12,886	$11,880
9/30/2021	$13,242	$12,103
3/31/2022	$12,649	$11,386
9/30/2022	$11,358	$10,336
3/31/2023	$11,864	$10,842
9/30/2023	$11,725	$10,403
3/31/2024	$12,845	$11,026
9/30/2024	$13,660	$11,606
3/31/2025	$13,799	$11,564

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.25% of NAV. For the period ended March 31, 2025, 0% of the total distributions paid were characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	6 Month	1 Year	5 Year	10 Year
Class R	1.02%	7.42%	4.26%	3.27%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

FUND STATISTICS

  Total Net Assets$1,253,586,694
  # of Portfolio Holdings1,359
  Portfolio Turnover Rate (Class R)24%
  Advisory Fees Paid$4,670,391

As of March 31, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
DoubleLine Opportunistic Fixed Income	39.62%
Tactical Closed-End Fund Income Strategy (RiverNorth)	31.21%
DoubleLine Core Fixed Income	29.17%

SECTOR ALLOCATION

As of March 31, 2025

(percentages are based on net assets)

Value	Value
Non-Agency MBS	19.26%
Agency MBS	18.56%
Muni/BAB	10.53%
US Government	9.83%
Investment Co. Bonds	8.78%
CMBS	7.27%
High Yield	6.58%
Cash	6.34%
Investment Grade	4.72%
Bank Loans	4.18%
Other	3.57%
EM Debt	2.31%
Developed Foreign	1.47%
Infrastructure	1.10%
Preferreds	0.61%
BDCs	0.25%
Equity	0.05%
Convertibles	0.01%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnsix-rndlx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

 CLASS R : RNDLX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2025

76881N301–SA–03312025

RIVERNORTH/OAKTREE HIGH INCOME FUND

CLASS I : RNHIX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth/Oaktree High Income Fund - Class I for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class I	$68	1.35%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

	Class I - $148,697	Bloomberg US Aggregate Bond Index - $115,639	ICE BofAML Non-Financial Developed HY Constrained Index - $154,726	S&P UBS Leveraged Loan Index - $160,541
3/31/2015	$100,000	$100,000	$100,000	$100,000
9/30/2015	$95,320	$99,527	$95,685	$99,550
3/31/2016	$97,118	$101,960	$97,360	$98,893
9/30/2016	$104,934	$104,695	$107,331	$104,849
3/31/2017	$109,307	$102,410	$111,186	$108,498
9/30/2017	$112,392	$104,771	$117,878	$110,471
3/31/2018	$112,664	$103,641	$118,304	$113,532
9/30/2018	$114,887	$103,497	$120,345	$116,262
3/31/2019	$116,540	$108,285	$122,109	$116,937
9/30/2019	$120,456	$114,153	$125,615	$119,882
3/31/2020	$106,401	$117,959	$111,286	$105,818
9/30/2020	$120,433	$122,127	$129,244	$120,883
3/31/2021	$127,608	$118,797	$139,052	$127,794
9/30/2021	$130,735	$121,033	$143,160	$131,107
3/31/2022	$128,021	$113,864	$136,239	$131,910
9/30/2022	$117,616	$103,363	$117,791	$127,670
3/31/2023	$126,612	$108,418	$130,103	$134,711
9/30/2023	$130,075	$104,029	$132,393	$143,596
3/31/2024	$140,023	$110,259	$144,042	$151,418
9/30/2024	$147,187	$116,064	$153,980	$155,994
3/31/2025	$148,697	$115,639	$154,726	$160,541

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. As of September 2024, pursuant to the new regulatory requirements, the Bloomberg US Aggregate Bond Index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 7.25% of NAV. For the period ended March 31, 2025, 0% of the total distributions paid were characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	6 Month	1 Year	5 Year	10 Year
Class I	1.03%	6.19%	6.92%	4.05%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofAML Non-Financial Developed HY Constrained Index	0.48%	7.42%	6.81%	4.46%
S&P UBS Leveraged Loan Index	2.91%	6.02%	8.69%	4.85%

FUND STATISTICS

  Total Net Assets$55,614,229
  # of Portfolio Holdings396
  Portfolio Turnover Rate (Class I)23%
  Advisory Fees Paid$279,019

As of March 31, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	86.64%
Tactical Closed-End Fund Income Strategy (RiverNorth)	13.36%

SECTOR ALLOCATION

As of March 31, 2025

(percentages are based on net assets)

Value	Value
High Yield	58.87%
Developed Foreign	20.89%
Cash	7.98%
Investment Co. Bonds	6.06%
Convertibles	1.73%
Bank Loans	1.16%
US Government	1.16%
Investment Grade	0.90%
EM Debt	0.19%
Equity	0.17%
Non-Agency MBS	0.04%
CMBS	0.04%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnhix-rnotx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/OAKTREE HIGH INCOME FUND

 CLASS I : RNHIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2025

76881N806–SA–03312025

RIVERNORTH/OAKTREE HIGH INCOME FUND

CLASS R : RNOTX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth/Oaktree High Income Fund - Class R for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class R	$80	1.60%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class R - $14,523	Bloomberg US Aggregate Bond Index - $11,564	ICE BofAML Non-Financial Developed HY Constrained Index - $15,473	S&P UBS Leveraged Loan Index - $16,054
3/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,518	$9,953	$9,569	$9,955
3/31/2016	$9,686	$10,196	$9,736	$9,889
9/30/2016	$10,454	$10,470	$10,733	$10,485
3/31/2017	$10,874	$10,241	$11,119	$10,850
9/30/2017	$11,168	$10,477	$11,788	$11,047
3/31/2018	$11,193	$10,364	$11,830	$11,353
9/30/2018	$11,387	$10,350	$12,034	$11,626
3/31/2019	$11,537	$10,829	$12,211	$11,694
9/30/2019	$11,910	$11,415	$12,562	$11,988
3/31/2020	$10,506	$11,796	$11,129	$10,582
9/30/2020	$11,878	$12,213	$12,924	$12,088
3/31/2021	$12,571	$11,880	$13,905	$12,779
9/30/2021	$12,865	$12,103	$14,316	$13,111
3/31/2022	$12,582	$11,386	$13,624	$13,191
9/30/2022	$11,544	$10,336	$11,779	$12,767
3/31/2023	$12,412	$10,842	$13,010	$13,471
9/30/2023	$12,736	$10,403	$13,239	$14,360
3/31/2024	$13,710	$11,026	$14,404	$15,142
9/30/2024	$14,377	$11,606	$15,398	$15,599
3/31/2025	$14,523	$11,564	$15,473	$16,054

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. As of September 2024, pursuant to the new regulatory requirements, the Bloomberg US Aggregate Bond Index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 7.00% of NAV. For the period ended March 31, 2025, 0% of the total distributions paid were characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	6 Month	1 Year	5 Year	10 Year
Class R	1.01%	5.93%	6.69%	3.80%
Bloomberg US Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofAML Non-Financial Developed HY Constrained Index	0.48%	7.42%	6.81%	4.46%
S&P UBS Leveraged Loan Index	2.91%	6.02%	8.69%	4.85%

FUND STATISTICS

  Total Net Assets$55,614,229
  # of Portfolio Holdings396
  Portfolio Turnover Rate (Class R)23%
  Advisory Fees Paid$279,019

As of March 31, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of March 31, 2025

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	86.64%
Tactical Closed-End Fund Income Strategy (RiverNorth)	13.36%

SECTOR ALLOCATION

As of March 31, 2025

(percentages are based on net assets)

Value	Value
High Yield	58.87%
Developed Foreign	20.89%
Cash	7.98%
Investment Co. Bonds	6.06%
Convertibles	1.73%
Bank Loans	1.16%
US Government	1.16%
Investment Grade	0.90%
EM Debt	0.19%
Equity	0.17%
Non-Agency MBS	0.04%
CMBS	0.04%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnhix-rnotx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/OAKTREE HIGH INCOME FUND

 CLASS R : RNOTX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2025

76881N707–SA–03312025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included in the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH

3.31.2025

Semi-Annual Financial Statements & Other Information

RN

RiverNorth Funds	Table of Contents

Schedule of Investments
RiverNorth Core Opportunity Fund	1
RiverNorth/DoubleLine Strategic Income Fund	4
RiverNorth/Oaktree High Income Fund	65
Statement of Assets and Liabilities	80
Statement of Operations	84
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	87
RiverNorth/DoubleLine Strategic Income Fund	89
RiverNorth/Oaktree High Income Fund	91
Financial Highlights	94
Notes to Financial Statements and Financial Highlights	117
Additional Information	139
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	140

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 75.01%
Great Britain - 11.06%
97,758	Pershing Square Holdings, Ltd.	$4,682,608
United States - 63.95%
97,049	Aberdeen Emerging Markets Equity Income Fund, Inc.	481,363
50,642	abrdn Total Dynamic Dividend Fund	424,886
192,668	Avenue Income Credit Strategies Fund	1,134,815
212,623	BlackRock Capital Allocation Term Trust	3,061,771
191,566	BlackRock ESG Capital Allocation Term Trust	3,020,996
62,688	BlackRock Health Sciences Term Trust	934,051
38,289	BlackRock MuniHoldings New York Quality Fund, Inc.	388,633
43,593	BlackRock MuniYield New York Quality Fund, Inc.	432,879
17,943	BlackRock MuniYield Quality Fund III, Inc.	197,194
146,071	BlackRock Resources & Commodities Strategy Trust	1,362,842
57,833	BlackRock Science and Technology Term Trust	1,025,957
73,949	Blackstone/GSO Senior Floating Rate Term Fund	1,044,899
82,233	Calamos Long/Short Equity & Dynamic Income Trust	1,279,545
18,056	Clough Global Dividend and Income Fund	98,676
200,790	Clough Global Equity Fund	1,262,969
212,565	Clough Global Opportunities Fund	1,039,443
32,206	First Trust High Yield Opportunities 2027 Term Fund	465,377
70,439	Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	649,448
42,606	Nuveen AMT-Free Municipal Credit Income Fund	527,462
100	Nuveen Credit Strategies Income Fund	538
27,121	Nuveen Municipal Credit Income Fund	331,690
256,986	Nuveen Municipal Value Fund, Inc.	2,253,767
41,929	Nuveen Quality Municipal Income Fund	483,022
80,000	PIMCO High Income Fund	391,200
45,292	PIMCO Income Strategy Fund II	341,502
213,261	Saba Capital Income & Opportunities Fund II	1,855,371
14,915	Special Opportunities Fund, Inc.	224,046
13,620	Thornburg Income Builder Opportunities Trust	244,343
100,000	Voya Emerging Markets High Income Dividend Equity Fund	534,000
180,960	Western Asset Inflation-Linked Opportunities & Income Fund	1,590,638

TOTAL CLOSED-END FUNDS
(Cost $28,419,730)		31,765,931

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	1

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - PREFERRED SHARES - 0.90%
United States - 0.90%
15,162	XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.500%, 03/31/2026	$382,841

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $378,879)		382,841

BUSINESS DEVELOPMENT COMPANIES - 0.66%
United States - 0.66%
18,231	Oaktree Specialty Lending Corp.	280,028

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $281,251)		280,028

EXCHANGE TRADED FUNDS - 8.42%
United States - 8.42%
55,600	Invesco RAFI Emerging Markets ETF	1,208,744
44,975	iShares Flexible Income Active ETF	2,355,791

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,298,321)		3,564,535

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 1.66%
Investment Companies - 1.66%
500,000	Blue Owl Technology Finance Corp.(a)	6.75%	06/30/2025	500,678
200,000	Blue Owl Technology Finance Corp.	6.75%	04/04/2029	202,799
				703,477

TOTAL U.S. CORPORATE BONDS
(Cost $698,808)				703,477

Shares/Description		Value
Rights - 0.00%(b)
United States - 0.00%(b)
100	Nuveen Credit Strategies Income Fund, Strike Price 0.01, Expires 04/30/2025	3

TOTAL RIGHTS
(Cost $0)		3

See Notes to Financial Statements and Financial Highlights.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Shares/Description		Value
Warrants - 0.01%
Hong Kong - 0.01%
12,299	Triller Group, Inc., Strike Price 11.50, Expires 03/15/2027	$1,353
United States - 0.00%(b)
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026	354

TOTAL WARRANTS
(Cost $15,126)		1,707

Short-Term Investments - 13.57%
Money Market Fund - 13.57%
5,748,361	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.29%)	5,748,361

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,748,361)		5,748,361

TOTAL INVESTMENTS - 100.23%
(Cost $38,840,476)		$42,446,883
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.23)%		(96,176)
NET ASSETS - 100.00%		$42,350,707

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $500,678, which represents approximately 1.18% of net assets as of March 31, 2025.
(b)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	3

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 15.14%
United States - 15.14%
784,775	Allspring Income Opportunities Fund	$5,367,861
182,026	BlackRock MuniHoldings California Quality Fund, Inc.	1,949,498
184,238	BlackRock MuniYield New York Quality Fund, Inc.	1,829,483
154,506	Blackstone/GSO Senior Floating Rate Term Fund	2,183,170
581,087	BNY Mellon Strategic Municipals, Inc.	3,556,252
862,890	First Trust High Yield Opportunities 2027 Term Fund	12,468,761
973,130	Invesco Municipal Trust	9,390,705
718,277	Invesco Trust for Investment Grade Municipals	7,154,039
155,575	John Hancock Investors Trust	2,111,153
1,179,842	Nuveen AMT-Free Municipal Credit Income Fund	14,606,444
900,000	Nuveen AMT-Free Quality Municipal Income Fund	10,080,000
675,930	Nuveen California Quality Municipal Income Fund	7,597,453
100	Nuveen Credit Strategies Income Fund	538
500,000	Nuveen Municipal Credit Income Fund	6,115,000
958,976	Nuveen Municipal Value Fund, Inc.	8,410,220
1,047,485	Nuveen Quality Municipal Income Fund	12,067,027
641,078	PGIM Short Duration High Yield Opportunities Fund	10,564,965
3,386,841	PIMCO High Income Fund	16,561,652
1,275,940	PIMCO Income Strategy Fund	10,973,084
2,654,148	PIMCO Income Strategy Fund II	20,012,276
736,833	T Rowe Price High Yield Fund, Inc.	4,325,207
617,883	Western Asset Emerging Markets Debt Fund, Inc.	6,110,863
98,577	Western Asset High Yield Defined Opportunity Fund, Inc.	1,167,152
1,722,494	Western Asset Inflation-Linked Opportunities & Income Fund	15,140,722

TOTAL CLOSED-END FUNDS
(Cost $185,183,468)		189,743,525

CLOSED-END FUNDS - PREFERRED SHARES - 0.61%
United States - 0.61%
309,028	Virtus Convertible & Income Fund, 5.625%(a)	6,798,616
34,748	XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.500%, 03/31/2026	877,387

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $8,471,415)		7,676,003

See Notes to Financial Statements and Financial Highlights.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.25%
United States - 0.25%
201,950	Oaktree Specialty Lending Corp.	$3,101,952

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $3,197,696)		3,101,952

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 1.00%
United States - 1.00%
306,313	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	7,565,931
131,000	Entergy Corp., 5Y US TI + 2.67, 12/01/2054(b)(c)	132,931
46,046	Oxford Square Capital Corp., 6.250%, 04/30/2026	1,149,769
3,750,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026	3,643,177

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $12,616,193)		12,491,808

COMMON STOCKS - 0.00%(d)
Brazil - 0.00%(d)
21,161	Oi SA	10,580
United States - 0.00%(d)
259,482	Pershing Square Tontine Holdings(c)(e)	3
11,202	Riverbed Tech Class B-1 Partnership Units(c)	1,456

TOTAL COMMON STOCKS
(Cost $111,767)		12,039

OPEN-END FUNDS - 2.97%
United States - 2.97%
4,290,641	RiverNorth/Oaktree High Income Fund, Class I(f)	37,260,356

TOTAL OPEN-END FUNDS
(Cost $40,804,237)		37,260,356

PREFERRED STOCKS - 0.04%
United States - 0.04%
21,224	CION Investment Corp., 7.500%, 12/30/2029	529,327

TOTAL PREFERRED STOCKS
(Cost $530,600)		529,327

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	5

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.18%
United States - 0.18%
$2,445,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	$2,304,454

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $2,219,310)				2,304,454

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.30%
Australia - 0.18%
1,000,000	APA Infrastructure, Ltd.(g)	4.25%	07/15/2027	992,219
216,000	Atlassian Corp.	5.25%	05/15/2029	219,981
313,000	Commonwealth Bank of Australia(b)(g)	1Y US TI + 1.32%	03/14/2046	310,055

500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.38%	04/30/2025	499,456
275,000	Westpac Banking Corp.(b)	1Y US TI + 1.20%	11/20/2035	273,328
				2,295,039
Brazil - 0.11%
200,000	Banco do Brasil SA(a)(b)(h)	10Y US TI + 4.40%	Perpetual Maturity	203,878
200,000	CSN Resources SA(h)	5.88%	04/08/2032	162,416
159,730	Guara Norte Sarl(h)	5.20%	06/15/2034	149,808
		13.50
249,410	Oi SA(g)(i)	(6.00) (13.50%)	06/30/2027	208,571
		8.50
551,011	Oi SA(g)(i)	(8.50) (8.50%)	12/31/2028	57,856
200,801	Prumo Participacoes e Investimentos S/A(h)	7.50%	12/31/2031	203,104
		13.50
72,754	Unigel Luxembourg SA(g)(i)	(15) (15.00%)	12/31/2027	67,865
83,560	Unigel Luxembourg SA(g)(i)	11.00% (12.00%)	12/31/2028	34,677
102,178	Unigel Luxembourg SA(h)(i)	13.50% (15.00%)	12/31/2027	95,311
359,314	Unigel Luxembourg SA(h)(i)	11.00% (12.00%)	12/31/2028	149,115
103,000	Vale Overseas, Ltd.	6.40%	06/28/2054	101,750
				1,434,351
Canada - 0.35%
13,000	1375209 BC, Ltd.(g)	9.00%	01/30/2028	12,998
200,000	Aris Mining Corp.(g)	8.00%	10/31/2029	203,305
397,000	Bank of Montreal(b)	5Y US S + 1.43%	12/15/2032	383,603
170,000	Bausch + Lomb Corp.(g)	8.38%	10/01/2028	176,588
50,000	Bausch Health Cos., Inc.(g)	6.13%	02/01/2027	50,731
4,000	Bausch Health Cos., Inc.(g)	14.00%	10/15/2030	3,782

See Notes to Financial Statements and Financial Highlights.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$159,000	Bell Telephone Co. of Canada or Bell Canada(b)	5Y US TI + 2.39%	09/15/2055	$159,712
276,000	Brookfield Finance, Inc.	5.81%	03/03/2055	269,503
1,000,000	Canacol Energy, Ltd.(h)	5.75%	11/24/2028	526,050
269,000	Canadian Imperial Bank of Commerce(b)	1D US SOFR + 1.11%	01/13/2031	272,554
214,000	CCL Industries, Inc.(g)	3.05%	06/01/2030	194,871
253,000	Element Fleet Management Corp.(g)	6.32%	12/04/2028	266,205
229,000	Element Fleet Management Corp.(g)	5.04%	03/25/2030	229,152
150,000	Garda World Security Corp.(g)	6.00%	06/01/2029	140,826
190,000	Husky Injection Molding Systems, Ltd. / Titan Co.-Borrower LLC(g)	9.00%	02/15/2029	190,590
60,000	Kronos Acquisition Holdings, Inc.(g)	8.25%	06/30/2031	53,297
70,000	Mattamy Group Corp.(g)	4.63%	03/01/2030	64,509
250,000	National Bank of Canada	4.50%	10/10/2029	247,394
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	707,836
271,000	Videotron, Ltd.(g)	5.70%	01/15/2035	270,834
				4,424,340
Cayman Islands - 0.14%
65,000	Azorra Finance, Ltd.(g)	7.75%	04/15/2030	64,860
237,536	Bioceanico Sovereign Certificate, Ltd.(h)(j)	0.00%	06/05/2034	185,278
200,000	Cosan Overseas, Ltd.(a)	8.25%	Perpetual Maturity	200,474
320,000	Global Aircraft Leasing Co., Ltd.(g)	8.75%	09/01/2027	325,657
62,159	Interoceanica IV Finance, Ltd.(h)(j)	0.00%	11/30/2025	60,216
121,713	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	123,015
324,567	Lima Metro Line 2 Finance, Ltd.(h)	5.88%	07/05/2034	328,038
480,000	Rutas 2 & 7 Finance, Ltd.(h)(j)	0.00%	09/30/2036	341,676
89,250	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	88,769
				1,717,983
Chile - 0.19%
200,000	CAP SA(h)	3.90%	04/27/2031	164,400
195,081	Chile Electricity PEC SpA(h)(j)	0.00%	01/25/2028	170,596
200,000	Corp Nacional del Cobre de Chile(h)	5.13%	02/02/2033	193,629
900,000	Empresa de Transporte de Pasajeros Metro SA(g)	5.00%	01/25/2047	794,135
397,200	GNL Quintero SA(h)	4.63%	07/31/2029	392,860

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	7

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$750,000	Transelec SA(h)	3.88%	01/12/2029	$724,594
				2,440,214
Colombia - 0.08%
200,000	Banco Davivienda SA(a)(b)(g)	10Y US TI + 5.10%	Perpetual Maturity	174,741
300,000	Bancolombia SA(b)	5Y US TI + 4.32%	12/24/2034	317,371
500,000	Ecopetrol SA	5.88%	11/02/2051	338,226
160,900	Fideicomiso PA Pacifico Tres(h)	8.25%	01/15/2035	163,314
				993,652
France - 0.07%
253,000	BNP Paribas SA(a)(b)(g)	5Y US TI + 4.899%	Perpetual Maturity	261,224
309,000	BPCE SA(b)(g)	1D US SOFR + 2.04%	01/14/2036	319,710
279,000	Credit Agricole SA(b)(g)	1D US SOFR + 1.74%	01/09/2036	285,570
				866,504
Great Britain - 0.11%
200,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	188,806
278,000	Barclays PLC(b)	1D US SOFR + 1.91%	09/10/2035	271,298
138,000	Macquarie Airfinance Holdings, Ltd.(g)	5.20%	03/27/2028	138,214
128,000	Macquarie Airfinance Holdings, Ltd.(g)	6.40%	03/26/2029	132,450
34,000	Macquarie Airfinance Holdings, Ltd.(g)	5.15%	03/17/2030	33,553
27,000	Macquarie Airfinance Holdings, Ltd.(g)	6.50%	03/26/2031	28,140
200,000	NatWest Group PLC(a)(b)	5Y US TI + 2.94%	Perpetual Maturity	197,739
260,000	NatWest Markets PLC(g)	5.41%	05/17/2029	266,272
158,000	Rio Tinto Finance USA PLC	5.75%	03/14/2055	158,374
				1,414,846
Guatemala - 0.02%
300,000	Banco Industrial SA/Guatemala(b)(h)	5Y US TI + 4.44%	01/29/2031	297,450

India - 0.09%
200,000	Adani Electricity Mumbai, Ltd.(h)	3.95%	02/12/2030	171,212
332,000	Adani International Container Terminal Pvt, Ltd.(h)	3.00%	02/16/2031	284,411
200,000	Adani Ports & Special Economic Zone, Ltd.(h)	4.38%	07/03/2029	179,935
145,000	Adani Transmission Step-One, Ltd.(h)	4.25%	05/21/2036	120,127

See Notes to Financial Statements and Financial Highlights.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$147,500	JSW Hydro Energy, Ltd.(h)	4.13%	05/18/2031	$132,486
200,000	JSW Infrastructure, Ltd.(h)	4.95%	01/21/2029	192,714
				1,080,885
Indonesia - 0.05%
200,000	Freeport Indonesia PT(h)	4.76%	04/14/2027	199,361
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT(h)	4.75%	05/15/2025	199,864
200,000	Pertamina Persero PT(h)	1.40%	02/09/2026	194,246
				593,471
Ireland - 0.20%
190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	191,742
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(b)	5Y US TI + 2.72%	03/10/2055	307,173
340,000	AIB Group PLC(b)(g)	1D US SOFR + 1.91%	03/28/2035	346,378
239,000	Avolon Holdings Funding, Ltd.(g)	5.75%	03/01/2029	243,511
296,000	Avolon Holdings Funding, Ltd.(g)	5.75%	11/15/2029	301,887
325,000	CRH SMW Finance DAC	5.13%	01/09/2030	328,963
120,000	GGAM Finance, Ltd.(g)	6.88%	04/15/2029	121,727
200,000	Icon Investments Six DAC	5.85%	05/08/2029	206,377
200,000	Icon Investments Six DAC	6.00%	05/08/2034	204,390
280,000	Smurfit Kappa Treasury ULC(g)	5.20%	01/15/2030	284,632
				2,536,780
Isle Of Man - 0.02%
200,000	Gold Fields Orogen Holdings BVI, Ltd.(h)	6.13%	05/15/2029	207,657

Jamaica - 0.00%(d)
33,726	Digicel Group Holdings, Ltd.(g)(j)	0.00%	12/31/2030	3,381
97,403	Digicel Group Holdings, Ltd.(g)(j)	0.00%	12/31/2030	1,915
				5,296
Japan - 0.06%
308,000	Mitsubishi UFJ Financial Group, Inc.(b)	1Y US TI + 0.95%	01/16/2036	315,002
510,000	Renesas Electronics Corp.(g)	2.17%	11/25/2026	488,963
				803,965
Jersey - 0.02%
269,922	Galaxy Pipeline Assets Bidco, Ltd.(h)	2.94%	09/30/2040	221,031

Kuwait - 0.02%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	9

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	EQUATE Petrochemical Co. KSC(h)	4.25%	11/03/2026	$198,018

Luxembourg - 0.12%
230,661	Acu Petroleo Luxembourg Sarl(h)	7.50%	01/13/2032	230,881
142,000	ArcelorMittal SA	6.00%	06/17/2034	145,417
200,000	Chile Electricity Lux Mpc II Sarl(g)	5.67%	10/20/2035	200,127
210,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl	3.75%	12/01/2031	192,256
200,000	Saavi Energia Sarl(g)	8.88%	02/10/2035	202,590
400,000	Simpar Europe SA(h)	5.20%	01/26/2031	316,000
173,454	Tierra Mojada Luxembourg II Sarl(h)	5.75%	12/01/2040	161,518
				1,448,789
Mexico - 0.12%
659,912	Alpha Holding SA de CV(g)(k)	9.00%	02/10/2025	4,949
188,546	Alpha Holding SA de CV(h)(k)	9.00%	02/10/2025	1,414
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy(g)	7.88%	02/15/2039	203,919
230,400	Cometa Energia SA de CV(h)	6.38%	04/24/2035	230,584
200,000	Comision Federal de Electricidad(g)	6.45%	01/24/2035	192,552
500,000	Credito Real SAB de CV SOFOM ER(h)(k)	9.50%	02/07/2026	63,680
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(g)	7.25%	01/31/2041	197,011
600,000	Mexarrend SAPI de CV(g)(k)	10.25%	07/24/2024	11,700
200,000	Mexarrend SAPI de CV(h)(k)	10.25%	07/24/2024	3,900
115,512	Mexico Generadora de Energia S de rl(h)	5.50%	12/06/2032	114,055
700,000	Operadora de Servicios Mega SA de CV Sofom ER(g)(k)	8.25%	02/11/2025	325,500
150,000	Petroleos Mexicanos	6.75%	09/21/2047	102,716
				1,451,980
Morocco - 0.02%
200,000	OCP SA(h)	6.75%	05/02/2034	205,806

Netherlands - 0.06%
200,000	Braskem Netherlands Finance BV(h)	4.50%	01/31/2030	171,658
200,000	Enel Finance International NV(g)	5.13%	06/26/2029	202,218
200,000	ING Groep NV(b)	SOFRINDX + 1.23%	03/25/2031	200,798

See Notes to Financial Statements and Financial Highlights.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$150,420	MV24 Capital BV(h)	6.75%	06/01/2034	$145,602
459,909	Unigel Netherlands Holding Corp. BV(h)(i)	15.00% (15.00%)	12/31/2044	20,696
				740,972
Panama - 0.01%
200,000	Empresa de Transmision Electrica SA(h)	5.13%	05/02/2049	146,790

Paraguay - 0.02%
300,000	Banco Continental SAECA(h)	2.75%	12/10/2025	294,887

Peru - 0.11%
90,000	Banco de Credito del Peru S.A.(b)(h)	5Y US TI + 3.00%	07/01/2030	89,413
150,000	Banco de Credito del Peru S.A.(b)(h)	5Y US TI + 2.45%	09/30/2031	144,915
150,000	Banco Internacional del Peru SAA Interbank(b)(g)	5Y US TI + 2.07%	04/30/2035	152,982
200,000	Banco Internacional del Peru SAA Interbank(b)(h)	5Y US TI + 3.71%	07/08/2030	199,221
200,000	InRetail Consumer(h)	3.25%	03/22/2028	189,311
260,000	InRetail Shopping Malls(h)	5.75%	04/03/2028	258,784
200,000	Minsur SA(h)	4.50%	10/28/2031	184,345
200,000	Orazul Energy Peru SA(h)	5.63%	04/28/2027	196,840
				1,415,811
Singapore - 0.06%
200,000	DBS Group Holdings, Ltd.(b)	5Y US TI + 1.10%	03/10/2031	194,849
200,000	Medco Laurel Tree Pte, Ltd.(h)	6.95%	11/12/2028	197,066
200,000	Oversea-Chinese Banking Corp., Ltd.(b)(h)	5Y US TI + 1.58%	09/10/2030	197,633
200,000	United Overseas Bank, Ltd.(b)	5Y US TI + 1.52%	03/16/2031	194,389
				783,937
Spain - 0.04%
250,000	AL Candelaria -spain- SA(h)	5.75%	06/15/2033	215,154
261,000	CaixaBank SA(b)(g)	1D US SOFR + 2.26%	06/15/2035	269,838
				484,992
Switzerland - 0.02%
200,000	UBS Group AG(b)(g)	5.38%	09/06/2045	191,166

Vietnam - 0.01%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	11

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$190,613	Mong Duong Finance Holdings BV(h)	5.13%	05/07/2029	$184,862

TOTAL FOREIGN CORPORATE BONDS
(Cost $32,125,327)				28,881,474

U.S. CORPORATE BONDS - 12.14%
Advertising - 0.00%(d)
55,000	Clear Channel Outdoor Holdings, Inc.(g)	7.50%	06/01/2029	45,490

Aerospace/Defense - 0.05%
70,000	AAR Escrow Issuer LLC(g)	6.75%	03/15/2029	71,198
70,000	Goat Holdco LLC(g)	6.75%	02/01/2032	68,575
155,000	Hexcel Corp.	5.88%	02/26/2035	158,008
285,000	Northrop Grumman Corp.	5.20%	06/01/2054	267,127
				564,908
Agriculture - 0.06%
238,000	BAT Capital Corp.	4.54%	08/15/2047	190,286
334,000	Bunge, Ltd. Finance Corp.	4.65%	09/17/2034	323,025
236,000	Philip Morris International, Inc.	5.25%	02/13/2034	238,296
				751,607
Airlines - 0.01%
120,000	American Airlines, Inc.(g)	8.50%	05/15/2029	121,899
50,000	JetBlue Airways Corp. / JetBlue Loyalty LP(g)	9.88%	09/20/2031	49,397
				171,296
Auto Manufacturers - 0.07%
129,000	Cummins, Inc.	5.45%	02/20/2054	126,449
160,000	General Motors Financial Co., Inc.	5.63%	04/04/2032	158,318
536,000	Hyundai Capital America(g)	5.30%	01/08/2029	541,285
				826,052
Auto Parts & Equipment - 0.01%
125,000	Clarios Global LP / Clarios US Finance Co.(g)	6.75%	02/15/2030	126,300
60,000	Dornoch Debt Merger Sub, Inc.(g)	6.63%	10/15/2029	45,700
				172,000
Banks - 0.49%
230,000	Bank of America Corp.(b)	1D US SOFR + 1.21%	10/20/2032	198,513
210,000	Bank of America Corp.(b)	1D US SOFR + 1.65%	01/23/2035	213,145
230,000	Bank of America Corp.(b)	1D US SOFR + 1.70%	02/12/2036	229,646

See Notes to Financial Statements and Financial Highlights.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$605,000	Bank of America Corp.(b)	5Y US TI + 1.20%	09/21/2036	$504,729
235,000	Bank of New York Mellon Corp.(b)	1D US SOFR + 1.23%	07/22/2032	237,542
229,000	Bank of New York Mellon Corp.(a)(b)	5Y US TI + 2.30%	Perpetual Maturity	235,280
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b)(h)	5Y US TI + 4.214%	01/08/2039	203,950
109,000	Citigroup, Inc.(b)	1D US SOFR + 1.28%	02/24/2028	105,956
130,000	Citigroup, Inc.(b)	1D US SOFR + 2.66%	05/25/2034	133,300
275,000	Citigroup, Inc.(b)	5Y US TI + 1.73%	09/19/2039	263,175
132,000	Citizens Financial Group, Inc.(b)	1D US SOFR + 2.01%	01/23/2030	135,622
133,000	Comerica, Inc.(b)	1D US SOFR + 2.16%	01/30/2030	135,193
254,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 1.55%	07/23/2035	252,856
145,000	Goldman Sachs Group, Inc.(a)(b)	5Y US TI + 2.46%	Perpetual Maturity	147,175
157,000	Huntington Bancshares, Inc.(b)	1D US SOFR + 1.28%	01/15/2031	158,707
131,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.87%	02/02/2035	132,451
229,000	JPMorgan Chase & Co.(b)	1D US SOFR + 0.90%	01/24/2031	232,621
526,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.46%	07/22/2035	528,339
141,000	KeyCorp(b)	SOFRINDX + 2.06%	06/01/2033	135,267
128,000	M&T Bank Corp.(b)	1D US SOFR + 2.26%	03/13/2032	132,616
133,000	Morgan Stanley(b)	5Y US TI + 2.43%	01/19/2038	134,494
265,000	Morgan Stanley(b)	5Y US TI + 1.80%	02/07/2039	267,629
173,000	Santander Holdings USA, Inc.(b)	1D US SOFR + 1.61%	03/20/2029	174,036
114,000	Truist Financial Corp.(b)	1D US SOFR + 2.45%	10/30/2029	122,781
267,000	Truist Financial Corp.(b)	1D US SOFR + 1.57%	08/05/2032	267,541
234,000	Wells Fargo & Co.(b)	1D US SOFR + 1.98%	07/25/2028	234,787
267,000	Wells Fargo & Co.(b)	3M CME TERM SOFR + 1.43%	10/30/2030	246,181

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	13

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$400,000	Wells Fargo & Co.(b)	1D US SOFR + 2.06%	10/23/2034	$431,657
				6,195,189
Beverages - 0.02%
266,000	Keurig Dr Pepper, Inc.	5.20%	03/15/2031	271,270

Biotechnology - 0.06%
390,000	Amgen, Inc.	5.75%	03/02/2063	380,366
160,000	Gilead Sciences, Inc.	5.55%	10/15/2053	159,355
264,000	Royalty Pharma PLC	5.40%	09/02/2034	261,070
				800,791
Building Materials - 0.07%
150,000	Builders FirstSource, Inc.(g)	6.38%	03/01/2034	149,034
75,000	Cornerstone Building Brands, Inc.(g)	9.50%	08/15/2029	62,476
120,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(g)	6.63%	12/15/2030	120,203
130,000	Griffon Corp.	5.75%	03/01/2028	127,359
120,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(g)	6.75%	04/01/2032	119,010
125,000	Owens Corning	5.70%	06/15/2034	128,541
105,000	Quikrete Holdings, Inc.(g)	6.75%	03/01/2033	104,618
60,000	Standard Building Solutions, Inc.(g)	6.50%	08/15/2032	60,052
				871,293
Chemicals - 0.05%
25,000	Avient Corp.(g)	6.25%	11/01/2031	24,786
30,000	Celanese US Holdings LLC	6.50%	04/15/2030	29,808
30,000	Celanese US Holdings LLC	6.75%	04/15/2033	29,151
285,000	CF Industries, Inc.	5.38%	03/15/2044	261,095
125,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(g)	9.00%	07/01/2028	124,386
45,000	Olin Corp.(g)	6.63%	04/01/2033	43,779
75,000	WR Grace Holdings LLC(g)	5.63%	08/15/2029	64,652
				577,657
Commercial Services - 0.15%
155,000	Allied Universal Holdco LLC(g)	7.88%	02/15/2031	157,103
216,000	Ashtead Capital, Inc.(g)	5.55%	05/30/2033	214,391
65,000	Dcli Bidco LLC(g)	7.75%	11/15/2029	66,969
268,000	Global Payments, Inc.	4.95%	08/15/2027	270,315
105,000	Mavis Tire Express Services Topco Corp.(g)	6.50%	05/15/2029	99,504
267,000	Quanta Services, Inc.	5.25%	08/09/2034	263,997
114,000	Rollins, Inc.(g)	5.25%	02/24/2035	113,493

See Notes to Financial Statements and Financial Highlights.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$198,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	$170,043
267,000	Verisk Analytics, Inc.	5.25%	06/05/2034	269,359
60,000	Veritiv Operating Co.(g)	10.50%	11/30/2030	63,605
65,000	VT Topco, Inc.(g)	8.50%	08/15/2030	68,214
75,000	Wand NewCo 3, Inc.(g)	7.63%	01/30/2032	76,821
				1,833,814
Computers - 0.13%
75,000	Amentum Escrow Corp.(g)	7.25%	08/01/2032	73,857
252,000	Dell, Inc.	6.50%	04/15/2038	266,175
669,000	Hewlett Packard Enterprise Co.	5.00%	10/15/2034	652,014
510,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	395,698
245,000	NetApp, Inc.	1.88%	06/22/2025	243,412
				1,631,156
Distribution/Wholesale - 0.02%
195,000	BCPE Empire Holdings, Inc.(g)	7.63%	05/01/2027	192,014
75,000	Dealer Tire LLC / DT Issuer LLC(g)	8.00%	02/01/2028	73,177
				265,191
Diversified Financial Services - 0.08%
256,000	Aircastle, Ltd. / Aircastle Ireland DAC(g)	5.25%	03/15/2030	255,244
135,000	Ally Financial, Inc.(b)	SOFRINDX + 1.73%	01/17/2031	134,367
196,000	Aviation Capital Group LLC(g)	5.38%	07/15/2029	197,643
140,000	Nationstar Mortgage Holdings, Inc.(g)	5.75%	11/15/2031	140,080
150,000	OneMain Finance Corp.	7.50%	05/15/2031	152,753
70,000	PennyMac Financial Services, Inc.(g)	7.88%	12/15/2029	72,882
				952,969
Electric - 0.40%
155,000	AEP Texas, Inc.	5.45%	05/15/2029	158,702
263,000	Arizona Public Service Co.	5.70%	08/15/2034	268,290
257,000	Black Hills Corp.	6.00%	01/15/2035	266,183
160,000	Dominion Energy, Inc.(b)	5Y US TI + 2.21%	05/15/2055	159,276
417,000	DTE Energy Co.	5.85%	06/01/2034	431,345
355,000	Duke Energy Corp.	3.95%	08/15/2047	266,974
91,000	Duke Energy Corp.	5.00%	08/15/2052	79,463
193,000	Duke Energy Corp.	5.80%	06/15/2054	189,037
134,000	Entergy Arkansas LLC	5.75%	06/01/2054	133,590
136,000	Eversource Energy	5.50%	01/01/2034	136,704
1,000,000	Exelon Corp.	4.05%	04/15/2030	969,175
75,000	Lightning Power LLC(g)	7.25%	08/15/2032	77,281
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	641,133

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	15

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$125,000	NextEra Energy Capital Holdings, Inc.(b)	5Y US TI + 2.46%	06/15/2054	$127,906
75,000	NRG Energy, Inc.(g)	6.00%	02/01/2033	73,041
275,000	Oklahoma Gas and Electric Co.	5.80%	04/01/2055	274,388
60,000	Pike Corp.(g)	8.63%	01/31/2031	63,303
75,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	70,367
183,000	Southern Co.(b)	5Y US TI + 2.07%	03/15/2055	187,843
199,000	Southwestern Electric Power Co.	3.25%	11/01/2051	129,496
95,000	Virginia Electric and Power Co.	5.55%	08/15/2054	92,260
85,000	Vistra Operations Co. LLC(g)	7.75%	10/15/2031	89,091
65,000	Vistra Operations Co. LLC(g)	6.88%	04/15/2032	66,306
				4,951,154
Electrical Components & Equipment - 0.00%(d)
45,000	WESCO Distribution, Inc.(g)	6.38%	03/15/2033	45,265

Electronics - 0.03%
134,000	Amphenol Corp.	5.38%	11/15/2054	132,143
262,000	Arrow Electronics, Inc.	5.15%	08/21/2029	263,408
				395,551
Engineering & Construction - 0.04%
55,000	Brand Industrial Services, Inc.(g)	10.38%	08/01/2030	52,539
185,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	190,263
264,000	MasTec, Inc.	5.90%	06/15/2029	270,595
				513,397
Entertainment - 0.05%
140,000	Caesars Entertainment, Inc.(g)	6.00%	10/15/2032	130,861
135,000	Light & Wonder International, Inc.(g)	7.25%	11/15/2029	136,957
190,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(g)	6.63%	02/01/2033	186,988
55,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(g)	6.63%	03/01/2030	51,927
120,000	Six Flags Entertainment Corp.(g)	7.25%	05/15/2031	120,538
				627,271
Environmental Control - 0.05%
70,000	Madison IAQ LLC(g)	5.88%	06/30/2029	66,196
328,000	Republic Services, Inc.	5.15%	03/15/2035	330,142
266,000	Veralto Corp.	5.35%	09/18/2028	272,488
				668,826
Food - 0.11%
268,000	Flowers Foods, Inc.	5.75%	03/15/2035	270,442
277,000	Mars, Inc.(g)	5.70%	05/01/2055	276,964
110,000	Performance Food Group, Inc.(g)	6.13%	09/15/2032	109,473

See Notes to Financial Statements and Financial Highlights.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Post Holdings, Inc.(g)	6.38%	03/01/2033	$98,582
133,000	The Campbell’s Company	5.40%	03/21/2034	134,074
280,000	United Natural Foods, Inc.(g)	6.75%	10/15/2028	276,923
175,000	US Foods, Inc.(g)	5.75%	04/15/2033	170,680
				1,337,138
Gas - 0.06%
111,000	National Fuel Gas Co.	5.95%	03/15/2035	113,179
272,000	NiSource, Inc.	5.35%	04/01/2034	272,989
131,000	NiSource, Inc.(b)	5Y US TI + 2.45%	11/30/2054	133,146
228,000	NiSource, Inc.	5.85%	04/01/2055	226,845
				746,159
Hand/Machine Tools - 0.02%
105,000	Regal Rexnord Corp.	6.05%	02/15/2026	105,814
154,000	Regal Rexnord Corp.	6.05%	04/15/2028	158,031
				263,845
Healthcare-Products - 0.03%
100,000	Medline Borrower LP(g)	5.25%	10/01/2029	96,026
70,000	Sotera Health Holdings LLC(g)	7.38%	06/01/2031	71,252
269,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/2034	268,196
				435,474
Healthcare-Services - 0.16%
455,000	Centene Corp.	2.50%	03/01/2031	384,036
90,000	CHS/Community Health Systems, Inc.(g)	6.00%	01/15/2029	80,077
75,000	Elevance Health, Inc.	4.55%	05/15/2052	61,715
181,000	IQVIA, Inc.	6.25%	02/01/2029	188,622
669,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	644,440
110,000	LifePoint Health, Inc.(g)	10.00%	06/01/2032	105,067
271,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	266,901
91,574	Radiology Partners, Inc.(g)(i)	7.78% (3.50%)	01/31/2029	90,773
125,000	Tenet Healthcare Corp.	6.13%	06/15/2030	124,578
				1,946,209
Home Builders - 0.04%
292,000	DR Horton, Inc.	5.00%	10/15/2034	284,714
156,000	Meritage Homes Corp.	5.65%	03/15/2035	153,684
				438,398
Insurance - 0.26%
311,000	200 Park Funding Trust(g)	5.74%	02/15/2055	308,859
95,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.75%	10/15/2027	94,728
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.50%	10/01/2031	73,720

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$110,000	American National Group, Inc.	5.75%	10/01/2029	$110,962
70,000	AmWINS Group, Inc.(g)	4.88%	06/30/2029	66,047
40,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves(g)	7.88%	11/01/2029	39,461
156,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	157,151
335,000	Arthur J Gallagher & Co.	5.15%	02/15/2035	332,271
216,000	Athene Global Funding(g)	5.35%	07/09/2027	218,981
315,000	Athene Global Funding(g)	4.72%	10/08/2029	310,946
273,000	Athene Holding, Ltd.(b)	5Y US TI + 2.61%	10/15/2054	271,018
155,000	Brighthouse Financial Global Funding(g)	2.00%	06/28/2028	141,525
265,000	Brown & Brown, Inc.	5.65%	06/11/2034	269,854
60,000	HUB International, Ltd.(g)	7.25%	06/15/2030	61,840
100,000	Markel Group, Inc.	6.00%	05/16/2054	100,955
300,000	Massachusetts Mutual Life Insurance Co.(g)	3.20%	12/01/2061	181,357
229,000	MetLife, Inc.(b)	5Y US TI + 2.08%	03/15/2055	229,779
100,000	Panther Escrow Issuer LLC(g)	7.13%	06/01/2031	101,958
170,000	Prudential Financial, Inc.	5.20%	03/14/2035	170,296
				3,241,708
Internet - 0.16%
281,000	Expedia Group, Inc.	3.80%	02/15/2028	274,103
334,000	Expedia Group, Inc.	5.40%	02/15/2035	332,880
306,000	Meta Platforms, Inc.	4.45%	08/15/2052	260,715
195,000	Netflix, Inc.	5.40%	08/15/2054	191,454
307,000	Uber Technologies, Inc.(g)	4.50%	08/15/2029	302,155
267,000	Uber Technologies, Inc.	4.80%	09/15/2034	259,593
334,000	VeriSign, Inc.	5.25%	06/01/2032	337,082
60,000	Wayfair LLC(g)	7.25%	10/31/2029	57,606
				2,015,588
Investment Companies - 7.38%
68,000	Ares Capital Corp.	5.95%	07/15/2029	69,137
115,000	Ares Strategic Income Fund(g)	6.35%	08/15/2029	116,809
115,000	Ares Strategic Income Fund(g)	5.60%	02/15/2030	113,400
11,300,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	11,314,932
6,800,000	Blue Owl Capital Corp.	3.75%	07/22/2025	6,770,120
5,247,000	Blue Owl Capital Corp.	3.13%	04/13/2027	4,998,995
4,000,000	Blue Owl Capital Corp.	2.88%	06/11/2028	3,672,511
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,976,004
3,400,000	Blue Owl Credit Income Corp.	7.75%	09/16/2027	3,549,391
2,000,000	Blue Owl Credit Income Corp.	7.95%	06/13/2028	2,118,849
7,015,000	Blue Owl Technology Finance Corp.(g)	6.75%	06/30/2025	7,024,515
9,550,000	Blue Owl Technology Finance Corp.(g)	4.75%	12/15/2025	9,503,279

See Notes to Financial Statements and Financial Highlights.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$5,000,000	Blue Owl Technology Finance Corp.(g)	6.10%	03/15/2028	$4,988,432
4,800,000	Blue Owl Technology Finance Corp.	6.75%	04/04/2029	4,867,178
3,000,000	Carlyle Secured Lending, Inc.	6.75%	02/18/2030	3,054,699
10,000,000	Franklin BSP Capital Corp.(g)	7.20%	06/15/2029	10,294,495
8,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	8,430,267
8,300,000	Oaktree Specialty Lending Corp. 7.10%		02/15/2029	8,555,057
1,000,000	Oaktree Strategic Credit Fund	8.40%	11/14/2028	1,083,345
				92,501,415
Leisure Time - 0.05%
91,000	Carnival Corp.(g)	6.13%	02/15/2033	89,743
135,000	Life Time, Inc.(g)	6.00%	11/15/2031	133,935
50,000	NCL Corp., Ltd.(g)	6.75%	02/01/2032	49,425
262,000	Royal Caribbean Cruises, Ltd.(g)	5.38%	07/15/2027	261,144
35,000	Sabre GLBL, Inc.(g)	8.63%	06/01/2027	34,662
75,000	Sabre GLBL, Inc.(g)	10.75%	11/15/2029	75,827
				644,736
Lodging - 0.05%
55,000	Full House Resorts, Inc.(g)	8.25%	02/15/2028	54,405
267,000	Hyatt Hotels Corp.	5.25%	06/30/2029	269,689
271,000	Marriott International, Inc.	5.30%	05/15/2034	270,584
				594,678
Machinery-Diversified - 0.02%
264,000	AGCO Corp.	5.80%	03/21/2034	267,862

Media - 0.06%
65,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.13%	05/01/2027	64,072
85,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	03/01/2030	78,912
10,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	02/01/2032	8,891
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.25%	01/15/2034	65,860
102,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.10%	06/01/2029	105,357
135,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(g)	5.88%	08/15/2027	130,947
75,000	DISH DBS Corp.(g)	5.75%	12/01/2028	63,392
25,000	DISH DBS Corp.	5.13%	06/01/2029	16,343
60,000	Gray Media, Inc.(g)	10.50%	07/15/2029	62,567
70,000	McGraw-Hill Education, Inc.(g)	5.75%	08/01/2028	68,418
25,000	McGraw-Hill Education, Inc.(g)	7.38%	09/01/2031	25,163

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$65,000	Univision Communications, Inc.(g)	7.38%	06/30/2030	$62,167
				752,089
Metal Fabricate/Hardware - 0.01%
100,000	Advanced Drainage Systems, Inc.(g)	6.38%	06/15/2030	100,524

Mining - 0.05%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	49,431
470,000	Glencore Funding LLC(g)	5.37%	04/04/2029	477,820
50,000	Novelis, Inc.(g)	6.88%	01/30/2030	50,748
				577,999
Oil & Gas - 0.15%
125,000	Aethon United BR LP / Aethon United Finance Corp.(g)	7.50%	10/01/2029	127,223
143,000	APA Corp.(g)	6.10%	02/15/2035	142,469
120,000	Chord Energy Corp.(g)	6.75%	03/15/2033	119,480
55,000	Civitas Resources, Inc.(g)	8.38%	07/01/2028	56,828
65,000	CNX Resources Corp.(g)	6.00%	01/15/2029	64,230
143,000	Devon Energy Corp.	5.75%	09/15/2054	131,023
136,000	Expand Energy Corp.	5.70%	01/15/2035	136,621
125,000	Gulfport Energy Operating Corp.(g)	6.75%	09/01/2029	126,819
86,000	HF Sinclair Corp.	5.75%	01/15/2031	87,131
75,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	7.25%	02/15/2035	71,721
100,000	Matador Resources Co.(g)	6.50%	04/15/2032	99,185
50,000	Nabors Industries, Inc.(g)	9.13%	01/31/2030	50,065
60,000	Occidental Petroleum Corp.	5.38%	01/01/2032	59,160
65,000	Permian Resources Operating LLC(g)	7.00%	01/15/2032	66,524
133,000	Permian Resources Operating LLC(g)	6.25%	02/01/2033	132,578
65,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.(g)	7.88%	11/01/2028	66,947
125,000	SM Energy Co.(g)	7.00%	08/01/2032	122,799
55,000	Transocean, Inc.(g)	8.00%	02/01/2027	54,828
79,000	Vine Engergy Holdings LLC(g)	6.75%	04/15/2029	80,045
90,000	Vital Energy, Inc.(g)	7.88%	04/15/2032	83,870
				1,879,546
Oil & Gas Services - 0.02%
120,000	Archrock Partners LP / Archrock Partners Finance Corp.(g)	6.63%	09/01/2032	120,581
120,000	Kodiak Gas Services LLC(g)	7.25%	02/15/2029	122,418

See Notes to Financial Statements and Financial Highlights.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$50,000	Weatherford International, Ltd.(g)	8.63%	04/30/2030	$50,803
				293,802
Packaging & Containers - 0.07%
69,000	Amcor Flexibles North America, Inc.(g)	5.10%	03/17/2030	69,588
99,000	Berry Global, Inc.(g)	4.88%	07/15/2026	98,997
157,000	Berry Global, Inc.	5.65%	01/15/2034	159,369
25,000	Clydesdale Acquisition Holdings, Inc.(g)	6.75%	04/15/2032	25,193
70,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(g)	4.38%	10/15/2028	71,532
90,000	Sealed Air Corp./Sealed Air Corp US(g)	7.25%	02/15/2031	93,276
138,000	Sonoco Products Co.	4.60%	09/01/2029	136,070
180,000	Trident TPI Holdings, Inc.(g)	12.75%	12/31/2028	193,280
				847,305
Pharmaceuticals - 0.06%
289,000	AbbVie, Inc.	4.70%	05/14/2045	261,180
155,000	AbbVie, Inc.	5.50%	03/15/2064	152,620
65,000	AdaptHealth LLC(g)	5.13%	03/01/2030	59,320
45,000	Bausch Health Cos., Inc.(g)	5.25%	01/30/2030	26,720
272,000	Cardinal Health, Inc.	4.60%	03/15/2043	234,870
37,000	Cardinal Health, Inc.	4.50%	11/15/2044	31,216
				765,926
Pipelines - 0.45%
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(g)	7.25%	07/15/2032	62,114
130,000	Buckeye Partners LP(g)	6.88%	07/01/2029	132,255
290,000	Cheniere Energy Partners LP	4.00%	03/01/2031	272,101
275,000	Cheniere Energy, Inc.	4.63%	10/15/2028	272,157
141,000	DT Midstream, Inc.(g)	4.13%	06/15/2029	132,828
279,000	Eastern Energy Gas Holdings LLC 5.65%		10/15/2054	269,589
1,000,000	Energy Transfer LP	3.90%	07/15/2026	991,608
308,000	Energy Transfer LP	5.00%	05/15/2044	265,991
273,000	Energy Transfer LP	5.95%	05/15/2054	260,892
133,000	Energy Transfer LP(b)	5Y US TI + 2.83%	10/01/2054	135,148
265,000	Enterprise Products Operating LLC	5.55%	02/16/2055	257,576
115,000	Harvest Midstream I LP(g)	7.50%	05/15/2032	118,259
137,000	Hess Midstream Operations LP(g)	5.88%	03/01/2028	137,726
141,000	Hess Midstream Operations LP(g)	5.50%	10/15/2030	138,194
444,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	489,647
133,000	Kinetik Holdings LP(g)	5.88%	06/15/2030	131,711

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$267,000	MPLX LP	5.50%	06/01/2034	$266,141
95,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(g)	8.13%	02/15/2029	95,741
308,000	NGPL PipeCo LLC(g)	3.25%	07/15/2031	270,176
131,000	ONEOK, Inc.	5.38%	06/01/2029	133,071
406,000	ONEOK, Inc.	5.65%	09/01/2034	409,475
118,000	ONEOK, Inc.	6.63%	09/01/2053	123,561
60,000	Tallgrass Energy Partners LP /Tallgrass Energy Finance Corp.(g)	7.38%	02/15/2029	60,345
59,000	Targa Resources Corp.	5.50%	02/15/2035	58,682
40,000	Venture Global LNG, Inc.(g)	8.13%	06/01/2028	40,898
40,000	Venture Global LNG, Inc.(g)	8.38%	06/01/2031	40,596
35,000	Venture Global LNG, Inc.(g)	9.88%	02/01/2032	37,195
				5,603,677
Real Estate - 0.01%
70,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(g)	7.00%	04/15/2030	62,325

REITS - 0.23%
135,000	Agree LP	2.60%	06/15/2033	110,306
393,000	American Homes 4 Rent LP	5.50%	02/01/2034	393,642
130,000	American Tower Corp.	5.55%	07/15/2033	132,928
113,000	Americold Realty Operating Partnership LP	5.60%	05/15/2032	113,495
200,000	Crown Castle, Inc.	3.65%	09/01/2027	194,900
271,000	Extra Space Storage LP	5.40%	02/01/2034	271,452
270,000	Host Hotels & Resorts LP	5.70%	07/01/2034	270,285
100,000	Iron Mountain, Inc.(g)	7.00%	02/15/2029	102,352
25,000	Iron Mountain, Inc.(g)	6.25%	01/15/2033	24,777
138,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	137,720
158,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	134,003
175,000	Park Intermediate Holdings LLC /PK Domestic Property LLC /PK Finance Co.-Issuer(g)	7.00%	02/01/2030	176,443
203,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	204,761
130,000	Sabra Health Care LP	3.20%	12/01/2031	112,985
323,000	Sun Communities Operating LP	2.70%	07/15/2031	281,264
282,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.63%	12/01/2029	273,839
				2,935,152
Retail - 0.11%
222,000	AutoNation, Inc.	5.89%	03/15/2035	221,703

See Notes to Financial Statements and Financial Highlights.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$42,971	Carvana Co.(g)(i)	9.00% (12.00%)	12/01/2028	$44,300
20,000	Carvana Co.(g)(i)	9.00% (13.00%)	06/01/2030	21,192
65,000	Cougar JV Subsidiary LLC(g)	8.00%	05/15/2032	67,090
75,000	Fertitta Entertainment LLC /Fertitta Entertainment Finance Co., Inc.(g)	6.75%	01/15/2030	64,923
264,000	Genuine Parts Co.	4.95%	08/15/2029	264,965
156,000	Lowe's Cos., Inc.	5.63%	04/15/2053	150,692
315,000	McDonald's Corp.	4.45%	03/01/2047	267,342
30,000	Michaels Cos., Inc.(g)	5.25%	05/01/2028	20,745
25,000	Michaels Cos., Inc.(g)	7.88%	05/01/2029	13,387
136,000	O'Reilly Automotive, Inc.	5.00%	08/19/2034	133,711
65,000	Staples, Inc.(g)	10.75%	09/01/2029	58,805
95,000	Victra Holdings LLC / Victra Finance Corp.(g)	8.75%	09/15/2029	98,109
				1,426,964
Semiconductors - 0.15%
423,000	Broadcom, Inc.(g)	3.42%	04/15/2033	376,764
342,000	Broadcom, Inc.(g)	3.19%	11/15/2036	280,862
200,000	Foundry JV Holdco LLC(g)	6.40%	01/25/2038	209,657
514,000	Marvell Technology, Inc.	5.95%	09/15/2033	536,392
392,000	Micron Technology, Inc.	5.80%	01/15/2035	401,587
156,000	Qorvo, Inc.(g)	3.38%	04/01/2031	136,924
				1,942,186
Software - 0.18%
132,000	AppLovin Corp.	5.38%	12/01/2031	132,723
70,000	AthenaHealth Group, Inc.(g)	6.50%	02/15/2030	65,722
131,000	Cadence Design Systems, Inc.	4.70%	09/10/2034	127,962
30,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.(g)	8.00%	06/15/2029	26,360
125,000	Ellucian Holdings, Inc.(g)	6.50%	12/01/2029	123,241
250,000	Fiserv, Inc.	5.45%	03/15/2034	253,567
227,000	Intuit, Inc.	5.50%	09/15/2053	225,922
97,000	Oracle Corp.	3.80%	11/15/2037	81,776
173,000	Oracle Corp.	5.38%	09/27/2054	157,877
223,000	Synopsys, Inc.	5.15%	04/01/2035	224,260
458,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	462,524
60,000	UKG, Inc.(g)	6.88%	02/01/2031	60,910
250,000	Workday, Inc.	3.70%	04/01/2029	241,044
145,000	Workday, Inc.	3.80%	04/01/2032	134,264
				2,318,152
Telecommunications - 0.16%
500,000	AT&T, Inc.	4.30%	02/15/2030	492,418
790,000	AT&T, Inc.	3.50%	09/15/2053	539,109

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$65,000	CommScope LLC(g)	9.50%	12/15/2031	$67,010
90,000	Consolidated Communications, Inc.(g)	5.00%	10/01/2028	84,479
50,000	EchoStar Corp.	10.75%	11/30/2029	52,583
90,000	Level 3 Financing, Inc.(g)	10.50%	04/15/2029	99,450
50,000	Level 3 Financing, Inc.(g)	4.50%	04/01/2030	40,250
310,000	T-Mobile USA, Inc.	3.40%	10/15/2052	209,676
171,000	T-Mobile USA, Inc.	5.25%	06/15/2055	157,160
165,000	T-Mobile USA, Inc.	5.88%	11/15/2055	166,226
35,000	Windstream Services LLC /Windstream Escrow Finance Corp.(g)	8.25%	10/01/2031	35,667
				1,944,028
Transportation - 0.21%
1,188,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	1,131,946
688,000	CSX Corp.	3.80%	11/01/2046	538,139
130,000	Genesee & Wyoming, Inc.(g)	6.25%	04/15/2032	130,060
100,000	Star Leasing Co. LLC(g)	7.63%	02/15/2030	96,214
500,000	Union Pacific Corp.	3.70%	03/01/2029	488,102
125,000	Watco Cos. LLC / Watco Finance Corp.(g)	7.13%	08/01/2032	125,813
135,000	XPO, Inc.(g)	7.13%	06/01/2031	138,381
				2,648,655
Trucking & Leasing - 0.04%
105,000	Fortress Transportation and Infrastructure Investors LLC(g)	5.88%	04/15/2033	100,446
156,000	GATX Corp.	5.50%	06/15/2035	156,086
269,000	Penske Truck Leasing Co. Lp /PTL Finance Corp.(g)	5.25%	02/01/2030	272,349
				528,881
TOTAL U.S. CORPORATE BONDS
(Cost $151,741,599)				152,192,568

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.08%
Colombia - 0.03%
$600,000	Colombia Government International Bond	4.13%	05/15/2051	341,775
Guatemala - 0.02%
300,000	Guatemala Government Bond(h)	4.38%	06/05/2027	293,547
Mexico - 0.02%
200,000	Mexico Government International Bond	6.34%	05/04/2053	182,292

See Notes to Financial Statements and Financial Highlights.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Morocco - 0.01%
$200,000	Morocco Government International Bond(h)	3.00%	12/15/2032	$166,053
Peru - 0.00%(d)
50,000	Peruvian Government International Bond	3.00%	01/15/2034	41,599

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,274,309)				1,025,266

BANK LOANS - 1.58%(b)
Canada - 0.08%
389,003	Bausch + Lomb Corp., First Lien	1M SOFR + 3.25%, 0.50% Floor	05/10/2027	388,123
389,023	Garda World Security Corp., First Lien	3M SOFR + 4.50%	02/01/2029	387,848
204,488	Kronos Acquisition Holdings, Inc., First Lien	3M SOFR + 4.00%	07/08/2031	176,371
				952,342
Great Britain - 0.00%(d)
16,154	Inmarsat PLC, First Lien - B Term Loan	3M SOFR + 5.25%	09/23/2026	16,093

Luxembourg - 0.02%
209,702	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M SOFR + 7.625%, 1.00% Floor	09/29/2028	190,005

United States - 1.48%

393,982	ADMI Corp., First Lien	1M SOFR + 3.75%, 0.50% Floor	12/23/2027	391,522
385,000	AI Aqua Merger Sub, Inc., First Lien	1M SOFR + 3.00%, 0.50% Floor	07/31/2028	381,949
389,025	Alliant Holdings Intermediate LLC, First Lien	1M SOFR + 2.75%	09/19/2031	387,080
239,275	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M SOFR + 3.75%, 0.50% Floor	05/15/2028	239,294
390,000	Allspring Buyer LLC, First Lien	3M SOFR + 3.00%, 0.50% Floor	11/01/2030	390,099
388,997	Ascend Learning LLC, First Lien	3M SOFR + 3.50%, 0.50% Floor	12/11/2028	384,829
19,950	Aspire Bakeries 12/23 TL	1M SOFR + 4.25%	12/30/2030	20,025

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,559,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	3M SOFR + 8.88%	10/22/2029	$35,089
393,982	Aveanna Healthcare LLC, First Lien	3M SOFR + 3.75%, 0.50% Floor	07/17/2028	387,336
195,000	BMC Software, Inc., First Lien	3M SOFR + 3.00%	07/30/2031	191,882
195,000	Boxer Parent Co., Inc., Second Lien	3M SOFR + 5.75%	07/30/2032	188,662
389,023	BroadStreet Partners, Inc., First Lien	1M SOFR + 3.00%	06/16/2031	386,140
206,045	Central Parent LLC, First Lien	3M SOFR + 3.25%	07/06/2029	177,457
384,010	Chariot Buyer LLC, First Lien	1M SOFR + 3.25%, 0.50% Floor	11/03/2028	380,900
388,987	CHG PPC Parent LLC, First Lien	1M SOFR + 3.00%, 0.50% Floor	12/08/2028	388,987
25,000	CLEARWATER ANALYTICS LLC	6M SOFR + 2.25%	02/07/2032	24,938
40,000	COGENTRIX FIN HOLDCO I LLC	3M SOFR + 2.75%	02/13/2032	39,900
190,000	CommScope, Inc.	1M SOFR + 5.25%	12/17/2029	189,485
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M SOFR + 7.50%, 0.75% Floor	02/12/2029	1,361,050
100,000	Crown Finance US, Inc., First Lien	1M CME TERM + 9.57%	12/02/2031	99,598
390,000	Cube Industrials 10/24	3M SOFR + 3.50%	10/09/2031	387,888
99,744	Dexko Global, Inc., First Lien	3M SOFR + 3.75%, 0.50% Floor	10/04/2028	93,183
388,995	DG Investment Intermediate Holdings 2, Inc., First Lien	1M SOFR + 3.75%, 0.75% Floor	03/31/2028	387,698
195,174	Directv Financing LLC, First Lien	3M SOFR + 5.25%, 0.75% Floor	08/02/2029	192,686
195,000	Edelman Financial Engines Center LLC, First Lien	1M SOFR + 3.00%	04/07/2028	194,675
195,000	Edelman Financial Engines Center LLC, Second Lien	1M SOFR + 5.25%	10/06/2028	195,634
171,150	EG America LLC, First Lien	3M SOFR + 4.25%	02/07/2028	171,441
389,000	Fertitta Entertainment, LLC, First Lien	1M SOFR + 3.50%	01/13/2029	383,573
430,000	Focus Financial Partners LLC, First Lien	1M SOFR + 2.75%	09/15/2031	426,362
15,000	Focus Financial Partners, LLC	6M CME TERM + 2.75%	09/15/2031	14,873
403,948	Gainwell Acquisition Corp., First Lien - B Term Loan	3M SOFR + 4.00%, 0.75% Floor	10/01/2027	379,970
194,030	Golden State Foods 10/24	1M SOFR + 4.25%	10/07/2031	194,899
388,995	Great Outdoors Group LLC, First Lien	1M SOFR + 3.25%, 0.75% Floor	01/23/2032	388,654
95,000	Hanesbrands, Inc., First Lien	3M SOFR + 0.00%	03/08/2032	95,000

See Notes to Financial Statements and Financial Highlights.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$389,025	Hexion Holdings Corp., First Lien	1M SOFR + 4.00%, 0.50% Floor	03/15/2029	$379,091
384,045	INEOS US Petrochem LLC, First Lien	1M SOFR + 4.25%	03/29/2029	369,644
389,023	Kenan Advantage Group, Inc., First Lien	1M SOFR + 3.25%	01/25/2029	387,968
394,011	LBM Acquisition LLC, First Lien	1M SOFR + 3.75%, 0.75% Floor	06/06/2031	364,854
110,000	LC Ahab US Bidco LLC, First Lien	1M SOFR + 3.00%	05/01/2031	109,313
85,000	LSF9 ATLANTIS HLDGS LLC	6M CME TERM + 4.25%	03/31/2029	84,947
195,000	Madison IAQ LLC, First Lien	1M CME TERM SOFR + 7.57%, 0.50% Floor	03/29/2032	193,416
372,118	Mister Car Wash Holdings, Inc., First Lien	3M SOFR + 2.50%	03/27/2031	371,188
194,513	Mitchell International, Inc., First Lien	1M SOFR + 3.25%, 0.50% Floor	06/17/2031	192,474
195,000	Mitchell International, Inc., Second Lien	1M SOFR + 5.25%, 0.50% Floor	06/17/2032	190,369
94,741	Natgasoline LLC, First Lien -Initial Term Loan	3M SOFR + 3.50%	11/14/2025	94,504
215,367	NEP Group, Inc., First Lien	3M SOFR + 3.25%	08/19/2026	200,937
389,023	OneDigital Borrower LLC, First Lien	1M SOFR + 3.00%, 0.50% Floor	07/02/2031	387,004
445,000	OPAL US LLC	1M SOFR + 3.00%	03/01/2032	442,775
388,992	Primo Brands Corp., First Lien	3M SOFR + 2.25%, 0.50% Floor	03/31/2028	387,870
402,105	Radiology Partners 2/24	3M SOFR + 3.50%	01/31/2029	388,597
398,974	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	380,594
105,086	SAVOR ACQUISITION INC	3M CME TERM + 3.25%	02/04/2032	105,113
9,914	SAVOR ACQUISITION INC	3M SOFR + 3.75%	02/04/2032	9,916
389,025	Sedgwick Claims Management Services, Inc., First Lien	3M SOFR + 3.00%	07/31/2031	388,204
193,846	Signia Aerospace 11/24 TL	3M CME TERM + 3.00%	11/21/2031	193,119
104,475	Staples, Inc., First Lien	3M SOFR + 5.75%, 0.50% Floor	09/10/2029	93,087
389,008	STUBHUB HLDGS INC, TL	1M SOFR + 4.75%	03/12/2030	388,035
199,425	Team Health Holdings, Inc., First Lien	3M SOFR + 5.25%, 1.00% Floor	03/02/2027	194,644
135,000	TECTA AMERICA CORP	1M SOFR + 3.00%	02/12/2032	134,173
387,056	Tiger Acquisition LLC, First Lien	3M SOFR + 3.00%	06/01/2028	386,330

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$220,000	TK Elevator Midco GmbH	1M CME Term + 3.00%	04/30/2030	$219,684
194,501	Univision Communications, Inc., First Lien	3M SOFR + 4.25%, 0.50% Floor	06/25/2029	189,314
194,504	Vantage Specialty Chemicals, Inc., First Lien	1M SOFR + 4.75%, 0.50% Floor	10/26/2026	188,222
59,850	Veritiv Operating Co., First Lien	3M SOFR + 4.50%	11/29/2030	59,604
381,849	Wand NewCo 3, Inc., First Lien	1M SOFR + 2.75%	01/30/2031	376,743
334,513	WaterBridge Midstream Operating LLC, First Lien	3M SOFR + 4.75%	06/27/2029	332,403
389,025	WaterBridge NDB Operating LLC, First Lien	3M SOFR + 4.00%	05/10/2029	390,789
408,975	White Cap Supply Holdings LLC, First Lien	1M SOFR + 3.25%	10/31/2029	397,509
95,000	Zayo Group Holdings, Inc., First Lien	1M SOFR + 4.25%, 0.50% Floor	03/09/2027	89,425
				18,614,617
TOTAL BANK LOANS
(Cost $21,778,511)				19,773,057

COLLATERALIZED LOAN OBLIGATIONS - 4.96%
Cayman Islands - 4.60%
	AIMCO CLO Series 2018-A
500,000	Series 2024-AA(b)(g)	3M CME TERM SOFR + 2.85%	10/17/2037	497,550
	Apidos CLO XXIV
1,000,000	Series 2018-24A(b)(g)	3M CME TERM SOFR + 6.06%	10/20/2030	1,001,251
	Barings CLO, Ltd.
500,000	Series 2018-4A(b)(g)	3M CME TERM SOFR + 6.08%	10/15/2030	491,340
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 7.12%	04/15/2035	1,510,562
	Beechwood Park CLO, Ltd.		01/17/2035	501,222
500,000	Series 2022-1A(b)(g)	3M CME TERM SOFR + 6.50%
	Benefit Street Partners CLO IX, Ltd.
1,000,000	Series 2024-9A(b)(g)	3M CME TERM SOFR + 3.10%	10/20/2037	997,670
	Benefit Street Partners Clo XXXVII, Ltd.
1,000,000	Series 2024-37A(b)(g)	3M CME TERM SOFR + 2.85%	01/25/2038	993,055

See Notes to Financial Statements and Financial Highlights.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	BlueMountain Fuji US CLO II, Ltd.
$1,000,000	Series 2017-2A(b)(g)	3M CME TERM SOFR + 3.26%	10/20/2030	$996,852
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 6.01%	10/15/2031	977,760
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(b)(g)	3M CME TERM SOFR + 3.41%	10/15/2031	501,238
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 3.26%	07/15/2030	501,016
	Canyon Capital CLO, Ltd.
1,500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 5.76%	01/30/2031	1,420,931
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 6.01%	07/15/2031	982,978
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.06%	07/15/2031	500,613
	Canyon CLO 2020-1, Ltd.
500,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 3.10%	07/15/2034	498,727
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(b)(g)	3M CME TERM SOFR + 3.31%	07/15/2034	1,001,850
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(b)(g)	3M CME TERM SOFR + 6.56%	10/15/2034	989,068
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(b)(g)	3M CME TERM SOFR + 5.61%	05/15/2031	989,123
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 6.96%	01/25/2035	2,005,065
	Carlyle US CLO 2022-5, Ltd.
500,000	Series 2024-5A(b)(g)	3M CME TERM SOFR + 3.15%	10/15/2037	500,711
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.26%	04/15/2030	501,079
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 6.06%	04/15/2030	983,266

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Crown Point CLO IV, Ltd.
$500,000	Series 2018-4A(b)(g)	3M CME TERM SOFR + 2.16%	04/20/2031	$500,047
	Empower CLO 2022-1, Ltd.
500,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 3.00%	10/20/2037	498,289
	Jamestown CLO XVIII, Ltd.
1,000,000	Series 2024-18A(b)(g)	3M CME TERM SOFR + 3.75%	07/25/2035	1,005,466
	Lakeside Park CLO, Ltd.
1,000,000	Series 2025-1A(b)(g)	3M CME TERM SOFR + 4.60%	04/15/2038	996,800
	Lewey Park CLO, Ltd.
500,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 2.95%	10/21/2037	498,859
	Marble Point CLO XII, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.26%	07/16/2031	499,991
	Milos CLO, Ltd.
500,000	Series 2020-1A(b)(g)	3M CME TERM SOFR + 6.41%	10/20/2030	495,782
	Myers Park CLO, Ltd.
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 5.76%	10/20/2030	999,778
	Neuberger Berman Loan Advisers Clo 44, Ltd.
500,000	Series 2025-44A(b)(g)	3M CME TERM SOFR + 2.65%	10/16/2035	498,188
1,000,000	Series 2025-44A(b)(g)	3M CME TERM SOFR + 5.15%	10/16/2035	982,744
	Neuberger Berman Loan Advisers CLO 46, Ltd.
500,000	Series 2025-46A(b)(g)	3M CME TERM SOFR + 2.65%	01/20/2037	498,105
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 6.36%	07/20/2034	488,116
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 6.51%	04/20/2034	501,225
	Sound Point CLO XVIII, Ltd.
2,000,000	Series 2018-4A(b)(g)	3M CME TERM SOFR + 2.76%	01/21/2031	1,995,082
	Sound Point CLO XXIII
500,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 3.56%	07/15/2034	499,878

See Notes to Financial Statements and Financial Highlights.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Sound Point CLO XXIV
$1,375,000	Series 2021-3A(b)(g)	3M CME TERM SOFR + 6.98%	10/25/2034	$1,171,764
500,000	Series 2021-3A(b)(g)	3M CME TERM SOFR + 3.76%	10/25/2034	472,539
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 3.61%	07/20/2034	499,981
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(b)(g)	3M CME TERM SOFR + 7.16%	01/25/2032	970,704
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(b)(g)	3M CME TERM SOFR + 3.66%	10/25/2034	481,691
500,000	Series 2021-4A(b)(g)	3M CME TERM SOFR + 6.96%	10/25/2034	454,743
	THL Credit Wind River 2017-1 CLO, Ltd.
1,400,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 3.98%	04/18/2036	1,404,409
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(b)(g)	3M CME TERM SOFR + 7.31%	04/15/2035	473,335
	THL Credit Wind River 2019-1 CLO, Ltd.
1,150,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 3.71%	07/20/2034	1,142,401
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.16%	07/15/2030	500,638
2,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 5.76%	07/15/2030	1,990,972
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.26%	07/18/2031	1,002,047
1,000,000	Series 2018-2A(b)(g)	3M CME TERM SOFR + 6.01%	07/15/2030	948,405
2,000,000	Series 2018-3A(b)(g)	3M CME TERM SOFR + 3.21%	01/20/2031	2,005,548
1,000,000	Series 2018-3A(b)(g)	3M CME TERM SOFR + 6.48%	10/22/2031	933,882
1,000,000	Series 2018-3A(b)(g)	3M CME TERM SOFR + 3.66%	10/22/2031	1,004,088
	Trestles CLO VI, Ltd.
500,000	Series 2025-6A(b)(g)	3M CME TERM SOFR + 1.18%	04/25/2038	498,651

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Upland CLO, Ltd.
$500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.16%	04/20/2031	$500,299
	Vibrant Clo III, Ltd.
1,050,000	Series 2018-3A(b)(g)	3M CME TERM SOFR + 3.76%	10/20/2031	1,052,539
	Vibrant CLO IV-R, Ltd.
1,000,000	Series 2024-4RA(b)(g)	3M CME TERM SOFR + 3.75%	10/20/2037	1,009,292
	Voya CLO 2017-2
1,000,000	Series 2017-2A(b)(g)	3M CME TERM SOFR + 6.28%	06/07/2030	965,833
	Voya CLO 2020-1, Ltd.
1,000,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 6.61%	07/16/2034	995,929
	Voya CLO 2021-1, Ltd.
500,000	Series 2025-1A(b)(g)	3M CME TERM SOFR + 2.80%	07/15/2034	497,477
	Voya CLO, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.06%	04/18/2031	500,749
1,000,000	Series 2018-2A(b)(g)	3M CME TERM SOFR + 5.51%	07/15/2031	933,563
500,000	Series 2018-3A(b)(g)	3M CME TERM SOFR + 6.46%	10/20/2031	476,642
500,000	Series 2018-4A(b)(g)	3M CME TERM SOFR + 6.21%	07/14/2031	481,980
	Wellfleet CLO 2021-1, Ltd.
1,000,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 6.87%	04/20/2034	986,962
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(b)(g)	3M CME TERM SOFR + 3.91%	07/20/2030	500,687
	Wind River 2021-1 CLO, Ltd.
1,000,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 3.95%	07/20/2037	1,015,909
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 6.69%	07/20/2034	472,783
	Wind River 2021-3 CLO, Ltd.
1,000,000	Series 2025-3A(b)(g)	3M CME TERM SOFR + 3.00%	04/20/2038	978,746
				57,626,465

See Notes to Financial Statements and Financial Highlights.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Jersey - 0.36%
	Bain Capital Credit Clo 2019-4, Ltd.
$500,000	Series 2025-4A(b)(g)	3M CME TERM SOFR + 2.90%	04/23/2035	$495,516
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(b)(g)	3M CME TERM SOFR + 7.35%	07/17/2035	973,607
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2023-3A(b)(g)	3M CME TERM SOFR + 5.25%	07/24/2036	506,496
	Katayma CLO I, Ltd.
500,000	Series 2023-1A(b)(g)	3M CME TERM SOFR + 5.25%	10/20/2036	506,514
	Storm King Park CLO, Ltd.
1,000,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 1.36%	10/15/2037	1,002,054
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2023-3A(b)(g)	3M CME TERM SOFR + 4.50%	10/20/2036	1,008,114
				4,492,301

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $62,217,052)				62,118,766

EQUITY - LINKED NOTES - 0.00%(d)
Spain - 0.00%
263,093	Inverpamplona SA(e)(l)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 17.95%
Bermuda - 0.11%
	MAPS 2018-1, Ltd.
444,950	Series 2018-1A(g)	6.41%	08/15/2024	442,502
	Start II, Ltd.
380,590	Series 2019-1(g)	6.41%	03/15/2026	376,870
	Start, Ltd.
316,393	Series 2018-1(g)	4.09%	05/15/2025	316,007

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Textainer Marine Containers VII, Ltd.
$236,000	Series 2024-1A(g)	5.25%	01/20/2036	$237,032
				1,372,411
Cayman Islands - 2.95%
	Arbor Realty Commercial Real Estate Notes, Ltd.
1,100,000	Series 2022-FL1(b)(g)	30D US SOFR + 2.30%	01/15/2027	1,099,672
	AREIT
1,050,000	Series 2021-CRE5(b)(g)	1M CME TERM SOFR + 2.76%	08/17/2026	1,017,951
1,150,000	Series 2022-CRE6(b)(g)	30D US SOFR + 3.40%	01/17/2025	1,145,016
	AREIT, Ltd.
220,000	Series 2024-CRE9(b)(g)	1M CME TERM SOFR + 2.54%	02/17/2029	220,445
700,000	Series 2024-CRE9(b)(g)	1M CME TERM SOFR + 4.29%	02/17/2029	701,402
	BRSP, Ltd.
138,119	Series 2021-FL1(b)(g)	1M CME TERM SOFR + 1.26%	08/19/2038	137,856
	BSPRT Issuer, Ltd.
1,200,000	Series 2021-FL7(b)(g)	1M CME TERM SOFR + 3.51%	12/15/2038	1,146,367
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(b)(g)	3M CME TERM SOFR + 2.88%	01/20/2035	1,000,160
1,000,000	Series 2021-8A(b)(g)	3M CME TERM SOFR + 3.68%	01/20/2035	1,001,753
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(b)(g)	3M CME TERM SOFR + 6.01%	08/15/2031	942,752
500,000	Series 2018-40A(b)(g)	3M CME TERM SOFR + 3.36%	08/15/2031	500,799
	Dryden 45 Senior Loan Fund
1,250,000	Series 2018-45A(b)(g)	3M CME TERM SOFR + 6.11%	10/15/2030	1,172,744
	Greystone CRE Notes, Ltd.
950,000	Series 2021-FL3(b)(g)	1M CME TERM SOFR + 2.31%	07/15/2039	929,847
	HGI CRE CLO, Ltd.
1,000,000	Series 2021-FL1(b)(g)	1M CME TERM SOFR + 2.46%	06/16/2036	994,308
	Horizon Aircraft Finance IV, Ltd.
487,500	Series 2024-1(g)	5.38%	09/15/2031	482,003

See Notes to Financial Statements and Financial Highlights.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Kestrel Aircraft Funding, Ltd.
$212,925	Series 2018-1A(g)	4.25%	10/15/2025	$211,628
	LCM 28, Ltd.
1,000,000	Series 2018-28A(b)(g)	3M CME TERM SOFR + 6.01%	10/20/2030	854,607
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(b)(g)	3M CME TERM SOFR + 5.86%	07/16/2031	436,529
	LCM XIV LP
750,000	Series 2018-14A(b)(g)	3M CME TERM SOFR + 5.76%	07/20/2031	583,178
	LCM XVII LP
1,000,000	Series 2018-17A(b)(g)	3M CME TERM SOFR + 6.26%	10/15/2031	844,791
	LFT CRE, Ltd.
150,545	Series 2021-FL1(b)(g)	1M CME TERM SOFR + 1.28%	06/15/2039	150,342
	LoanCore Issuer, Ltd.
625,000	Series 2021-CRE5(b)(g)	1M CME TERM SOFR + 2.46%	07/15/2036	623,438
	MACH 1 Cayman, Ltd.
527,868	Series 2019-1(g)	3.47%	08/15/2026	513,140
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(b)(g)	3M CME TERM SOFR + 6.26%	07/17/2034	1,004,357
	Magnetite XXIX, Ltd.
500,000	Series 2024-29A(b)(g)	3M CME TERM SOFR + 6.00%	07/15/2037	499,956
	Magnetite Xxxiii, Ltd.
500,000	Series 2024-33A(b)(g)	3M CME TERM SOFR + 3.00%	10/20/2037	500,307
1,000,000	Series 2024-33A(b)(g)	3M CME TERM SOFR + 5.55%	10/20/2037	1,003,018
	MF1, Ltd.
300,000	Series 2021-FL7(b)(g)	1M CME TERM SOFR + 1.86%	10/16/2036	291,776
937,050	Series 2021-FL7(b)(g)	1M CME TERM SOFR + 2.16%	10/16/2036	920,442
	Octagon 59, Ltd.
500,000	Series 2022-1A(b)(g)	3M CME TERM SOFR + 7.60%	05/15/2035	503,551

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners 26, Ltd.
$1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 8.35%	07/15/2030	$684,120
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(b)(g)	3M CME TERM SOFR + 3.11%	07/25/2030	499,768
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 7.26%	01/20/2035	484,046
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2024-3A(b)(g)	3M CME TERM SOFR + 7.53%	07/15/2037	1,003,315
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 6.86%	07/15/2036	940,788
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.26%	07/17/2030	500,282
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 6.01%	07/17/2030	955,575
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 5.71%	01/22/2030	494,173
	PFP, Ltd.
298,659	Series 2024-11(b)(g)	1M CME TERM SOFR + 2.49%	08/17/2029	299,238
585,375	Series 2024-11(b)(g)	1M CME TERM SOFR + 2.99%	08/17/2029	586,499
	RR 2, Ltd.
1,000,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 6.06%	04/15/2036	950,826
	RR 6, Ltd.
1,000,000	Series 2021-6A(b)(g)	3M CME TERM SOFR + 6.11%	04/15/2036	955,459
	Sapphire Aviation Finance I, Ltd.
147,985	Series 2018-1A(g)	5.93%	03/15/2025	147,010
	STWD, Ltd.
1,250,000	Series 2019-FL1(b)(g)	1M CME TERM SOFR + 2.46%	02/15/2025	1,250,923

See Notes to Financial Statements and Financial Highlights.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$550,000	Series 2021-FL2(b)(g)	1M CME TERM SOFR + 2.21%	01/18/2026	$544,225
	Thunderbolt II Aircraft Lease, Ltd.
4,265,355	Series 2018-A(g)(m)	5.07%	09/15/2038	3,865,891
	TRTX Issuer, Ltd.
204,028	Series 2021-FL4(b)(g)	1M CME TERM SOFR + 1.31%	03/15/2038	204,112
1,160,000	Series 2021-FL4(b)(g)	1M CME TERM SOFR + 2.51%	03/15/2038	1,163,463
				36,963,848
United States - 14.89%
	Aaset 2021-2 Trust
346,469	Series 2021-2A(g)	3.54%	12/15/2028	320,048
	AASET 2024-1
1,204,222	Series 2024-1A(g)	6.90%	05/16/2031	1,256,892
	AASET 2024-2, Ltd.
965,479	Series 2024-2A(g)	6.61%	09/16/2031	991,547
	AASET 2025-1
745,349	Series 2025-1A(g)	6.58%	02/16/2032	752,395
	ABFC Trust
2,341,037	Series 2007-WMC1(b)	1M CME TERM SOFR + 1.36%	06/25/2037	1,694,830
	Affirm Master Trust
300,000	Series 2025-1A(g)	5.62%	02/15/2033	302,547
	AMSR
5,100,000	Series 2020-SFR3(g)	4.99%	09/17/2025	5,065,781
5,000,000	Series 2021-SFR1(g)	4.61%	06/17/2028	4,594,628
	AREIT, Ltd.
300,000	Series 2025-CRE10(b)(g)	1M CME TERM SOFR + 1.39%	12/17/2029	300,437
910,000	Series 2025-CRE10(b)(g)	1M CME TERM SOFR + 2.79%	01/17/2030	911,012
	BANK
10,291,000	Series 2018-BN12(b)(g)(n)	1.50%	05/15/2061	381,246
165,000	Series 2022-BNK39(g)	2.50%	01/15/2032	108,806
660,000	Series 2022-BNK39	3.18%	01/15/2032	573,745
	BANK 2019-BNK23
330,000	Series 2019-BN23	2.92%	12/15/2052	302,620
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(b)(g)(n)	0.72%	04/15/2030	522,450
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	270,878
	BANK 2021-BNK37
381,000	Series 2021-BN37(b)	3.11%	11/15/2031	301,617

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
$1,090,000	Series 2016-UB10(b)	4.82%	05/15/2026	$1,056,424
	BANK5
311,000	Series 2024-5YR10	5.64%	10/15/2029	318,777
306,000	Series 2024-5YR9	5.61%	08/15/2029	314,944
	BBCMS Mortgage Trust
500,000	Series 2018-C2(b)	4.97%	12/15/2028	451,590
519,000	Series 2022-C17	4.44%	08/15/2032	503,277
5,542,000	Series 2024-5C27(b)(g)(n)	2.74%	06/15/2029	566,263
310,000	Series 2024-5C29	5.21%	09/15/2029	316,669
233,000	Series 2024-5C29	5.51%	09/15/2029	232,003
450,000	Series 2024-5C29(g)	4.00%	09/15/2029	391,353
	BBCMS Trust
3,000,000	Series 2018-CBM(b)(g)	1M CME TERM SOFR + 3.85%	07/15/2037	2,525,582
	BDS LLC
300,000	Series 2022-FL11(b)(g)	1M CME TERM SOFR + 2.35%	03/19/2039	301,294
	Benchmark Mortgage Trust
8,533,097	Series 2018-B2(b)(n)	0.45%	01/15/2028	83,604
19,266,584	Series 2018-B4(b)(n)	0.47%	06/15/2028	224,359
1,589,000	Series 2018-B4(b)(g)	2.77%	07/15/2028	1,303,405
300,000	Series 2019-B13	2.70%	08/15/2029	275,538
1,130,000	Series 2019-B9(b)	4.97%	01/15/2029	970,636
522,000	Series 2020-B18(g)	4.14%	08/15/2025	505,793
1,510,000	Series 2021-B31(g)	2.25%	11/15/2031	850,325
592,000	Series 2022-B32(b)	3.41%	01/15/2032	506,496
320,000	Series 2024-V10	5.28%	09/15/2029	325,355
1,200,000	Series 2024-V10(g)	4.50%	09/15/2029	1,080,168
300,000	Series 2024-V8	5.71%	05/15/2029	310,578
250,000	Series 2024-V8(g)	4.00%	07/15/2029	221,061
305,000	Series 2024-V9	5.60%	08/15/2029	313,836
	BF Mortgage Trust
705,000	Series 2019-NYT(b)(g)	1M CME TERM SOFR + 3.30%	12/15/2035	616,660
	BHMS
240,000	Series 2018-ATLS(b)(g)	1M CME TERM SOFR + 2.19%	07/15/2020	239,338
	Blackbird Capital II Aircraft
	Lease, Ltd.
1,029,968	Series 2021-1A(g)	3.45%	07/15/2028	952,413
	BMO Mortgage Trust
7,951,000	Series 2022-C1(b)(g)(n)	1.76%	02/15/2032	796,452
196,990	Series 2023-C5	5.74%	02/15/2028	199,809

See Notes to Financial Statements and Financial Highlights.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$309,000	Series 2024-5C6	5.32%	09/15/2029	$314,243
207,000	Series 2024-5C7(b)	5.89%	11/15/2029	212,261
6,394,000	Series 2024-C9(b)(g)(n)	1.88%	07/15/2034	865,337
3,440,000	Series 2025-C11(b)(g)(n)	2.21%	02/15/2035	574,305
	BPR Trust
191,000	Series 2021-TY(b)(g)	1M CME TERM SOFR + 2.46%	09/15/2038	189,767
	BSPRT Issuer, Ltd.
300,000	Series 2023-FL10(b)(g)	1M CME TERM SOFR + 3.27%	08/15/2028	299,816
	Business Jet Securities 2024-2 LLC
1,129,695	Series 2024-2A(g)	7.97%	09/15/2030	1,140,951
	BX
413,000	Series 2021-MFM1(b)(g)	1M CME TERM SOFR + 1.61%	01/15/2023	410,380
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(b)(g)	1M CME TERM SOFR + 1.95%	04/15/2034	987,722
629,558	Series 2024-MF(b)(g)	1M CME TERM SOFR + 2.69%	02/15/2026	630,585
	BX Trust
2,606,000	Series 2019-OC11(b)(g)	3.94%	12/09/2029	2,363,496
370,000	Series 2021-VIEW(b)(g)	1M CME TERM SOFR + 1.91%	06/15/2036	368,529
780,000	Series 2021-VIEW(b)(g)	1M CME TERM SOFR + 3.01%	06/15/2036	775,433
338,113	Series 2024-CNYN(b)(g)	1M CME TERM SOFR + 2.69%	04/15/2041	338,071
1,030,000	Series 2025-ROIC(b)(g)	1M CME TERM SOFR + 2.94%	03/15/2030	1,030,026
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(b)(g)	4.12%	05/15/2052	204,578
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(g)	0.00%	01/10/2028	519,830
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(b)(g)	5.99%	11/25/2044	4,376,491
	Castlelake Aircraft Securitization Trust
3,493,109	Series 2018-1(g)	6.63%	06/15/2043	1,768,614
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(b)(g)	0.00%	04/15/2039	171,875

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Castlelake Aircraft Structured Trust 2021-1
$551,710	Series 2021-1A(g)	7.00%	10/15/2026	$540,849
	CFCRE Commercial Mortgage Trust
428,405	Series 2016-C6	2.95%	08/10/2026	419,913
	Citigroup Commercial Mortgage Trust
225,000	Series 2019-GC41	3.20%	08/10/2029	198,366
1,433,000	Series 2020-555(b)(g)	3.50%	12/10/2029	1,116,133
546,000	Series 2022-GC48(b)	4.58%	05/15/2032	537,957
562,287	Citigroup Mortgage Loan Trust Series 2006-WF1(m)	4.51%	03/25/2036	263,360
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(g)	5.99%	12/28/2026	2,656,289
530,865	COMM 2015-CR22 XA	0.71%	03/10/2048	5
	Commercial Mortgage Pass-Through Certificates
5,495,875	Series 2014-UBS4(g)	3.75%	08/10/2047	2,253
11,000	Series 2014-UBS4(b)(g)	0.00%	08/10/2047	2
3,542,804	Series 2015-CR26(b)(n)	0.88%	09/10/2025	646
	Compass Datacenters Issuer II LLC
500,000	Series 2024-2A(g)	6.00%	08/27/2029	499,758
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	533,007
115,125	Series 2007-1(b)	5.90%	05/25/2037	26,131
330,952	CSAIL 2015-C1 XA	0.45%	04/15/2050	3
	CSAIL Commercial Mortgage Trust
1,000,000	Series 2019-C16(b)	4.24%	06/15/2029	917,800
	CSMC
350,000	Series 2021-B33(b)(g)	3.65%	10/10/2031	303,357
	CSMC Trust
370,000	Series 2017-PFHP(b)(g)	1M CME TERM SOFR + 1.00%	12/15/2030	367,676
	Del Amo Fashion Center Trust
150,000	Series 2017-AMO(b)(g)	3.64%	06/05/2027	143,021
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(g)	3.48%	12/20/2026	1,883,458
	DOLP Trust
220,000	Series 2021-NYC(b)(g)	3.70%	05/10/2031	185,751

See Notes to Financial Statements and Financial Highlights.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Extended Stay America Trust
$701,582	Series 2021-ESH(b)(g)	1M CME TERM SOFR + 2.96%	07/15/2026	$701,357
	Fannie Mae-Aces
22,405,713	Series 2019-M12(b)(n)	0.56%	06/25/2029	307,713
12,985,899	Series 2019-M24(b)(n)	1.15%	03/25/2031	619,922
35,439,655	Series 2019-M7(b)(n)	0.33%	04/25/2029	396,896
27,201,748	Series 2020-M10(b)(n)	0.76%	12/25/2027	235,700
47,053,775	Series 2020-M10(b)(n)	0.89%	07/25/2032	1,816,568
13,047,560	Series 2020-M13(b)(n)	1.23%	09/25/2030	506,885
337,319,756	Series 2021-M17(b)(n)	0.08%	07/25/2031	1,195,023
	FirstKey Homes
1,100,000	Series 2020-SFR1(g)	4.28%	09/17/2025	1,090,518
2,666,822	Series 2022-SFR1(g)	4.15%	05/17/2027	2,633,010
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(b)(g)	4.36%	07/25/2026	5,608,960
5,000,000	Series 2021-GT2(b)(g)	4.44%	10/25/2026	4,670,560
40,884,576	FNA 2021-M23 X1	0.57%	11/01/2031	602,164
	FREMF Mortgage Trust
887,222	Series 2016-KF25(b)(g)	30D US SOFR + 5.11%	05/25/2024	863,362
709,905	Series 2018-KF56(b)(g)	30D US SOFR + 5.91%	11/25/2028	631,345
1,489,131	Series 2019-KF71(b)(g)	30D US SOFR + 6.11%	10/25/2029	1,439,311
	FRTKL
4,050,000	Series 2021-SFR1(g)	4.11%	09/17/2026	3,838,625
	FS Rialto Issuer LLC
1,200,000	Series 2024-FL9(b)(g)	1M CME TERM SOFR + 3.94%	04/19/2030	1,201,468
1,110,000	Series 2025-FL10(b)(g)	1M CME TERM SOFR + 2.70%	08/19/2042	1,110,687
	Ginnie Mae Strip
6,871,943	Series 2020-3(n)	1.40%	09/16/2045	408,262
	Great Wolf Trust
820,000	Series 2024-WOLF(b)(g)	1M CME TERM SOFR + 3.64%	03/15/2029	823,451
	GreenSky Home Improvement Issuer Trust
250,000	Series 2024-2(g)	5.55%	10/27/2059	250,564
500,000	Series 2024-2(g)	8.75%	10/27/2059	511,537
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(b)(g)	1M CME TERM SOFR + 1.85%	07/15/2035	4,500

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,111,000	Series 2021-ARDN(b)(g)	1M CME TERM SOFR + 6.05%	11/15/2026	$1,100,472
	GS Mortgage Securities Corportation Trust
820,000	Series 2021-IP(b)(g)	1M CME TERM SOFR + 2.21%	10/15/2023	810,685
	GS Mortgage Securities Trust
830,000	Series 2010-C1(b)(g)	5.64%	07/10/2020	820,961
208,859	Series 2011-GC5(b)(g)(n)	0.00%	08/10/2044	123
1,300,000	Series 2014-GC26(b)(g)	4.44%	11/10/2047	773,513
1,000,953	Series 2015-GC28(b)(g)	4.57%	02/10/2048	954,669
6,647,230	Series 2015-GS1(b)(n)	0.75%	11/10/2025	12,942
828,000	Series 2018-GS10(b)	4.36%	07/10/2028	760,812
1,954,000	Series 2018-TWR(b)(g)	1M CME TERM SOFR + 4.22%	07/15/2031	164,465
636,000	Series 2020-GC45(b)	3.41%	12/13/2029	561,859
	GSAA Home Equity Trust
1,758,767	Series 2006-13(b)	6.04%	07/25/2036	499,567
433,287	Series 2006-18(m)	6.18%	11/25/2036	103,572
132,761	Series 2006-6(b)	5.69%	03/25/2036	36,818
782,557	Series 2007-2(m)	6.60%	03/25/2037	177,597
	GSCG Trust
675,000	Series 2019-600C(b)(g)	3.99%	09/06/2034	3,409
	Hardee's Funding LLC
935,000	Series 2018-1A(g)	5.71%	06/20/2028	923,610
	HIG RCP LLC
1,400,000	Series 2023-FL1(b)(g)	1M CME TERM SOFR + 3.62%	04/19/2028	1,406,883
	Hilton USA Trust
900,000	Series 2016-SFP(g)	2.83%	11/05/2035	746,332
	HSI Asset Securitization Corp. Trust
5,322,079	Series 2006-HE1(b)	1M CME TERM SOFR + 0.39%	10/25/2036	1,475,869
1,119,208	Series 2007-NC1(b)	1M CME TERM SOFR + 0.47%	04/25/2037	729,621
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(b)(g)	4.61%	07/05/2031	431,109
763,684	Series 2019-MFP(b)(g)	1M CME TERM SOFR + 1.71%	07/15/2036	756,653
	JP Morgan BB Commercial Mortgage Securities Trust
171,416	Series 2015-C28(b)(n)	1.03%	03/15/2025	11
6,044,570	Series 2015-C30(b)(n)	0.40%	07/15/2025	89
2,383,002	Series 2015-C31(b)(n)	0.77%	08/15/2025	6,141

See Notes to Financial Statements and Financial Highlights.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Chase Commercial Mortgage Securities Trust
$235,000	Series 2019-UES(g)	4.34%	05/05/2032	$222,490
1,135,000	Series 2019-UES(b)(g)	4.46%	05/05/2032	1,026,043
	JP Morgan Mortgage Acquisition Corp.
159,652	Series 2006-CH2(m)	5.46%	09/25/2029	96,389
	JP Morgan Mortgage Acquisition Trust
3,257,990	Series 2006-RM1(b)	1M CME TERM SOFR + 0.59%	08/25/2036	1,440,203
	JPMBB Commercial Mortgage Securities Trust
2,478,392	Series 2014-C24(b)(n)	0.56%	11/15/2047	25
	JPMCC Commercial Mortgage Securities Trust
330,000	Series 2017-JP7(b)	3.68%	07/15/2027	269,726
781,000	Series 2019-COR5	3.87%	05/13/2029	685,782
	Laurel Road Prime Student Loan Trust
10,930,372	Series 2020-A(g)	0.00%	11/25/2050	1,046,845
	LoanCore 2025 Issuer LLC
300,000	Series 2025-CRE8(b)(g)	1M CME TERM SOFR + 1.39%	11/01/2029	300,450
640,000	Series 2025-CRE8(b)(g)	1M CME TERM SOFR + 2.74%	02/01/2030	640,682
	Mariner Finance issuance Trust 2024-B
850,000	Series 2024-BA(g)	4.91%	10/20/2030	851,218
	Master Asset Backed Securities Trust
3,675,472	Series 2006-NC3(b)	1M CME TERM SOFR + 0.53%	10/25/2036	1,795,120
	Merrill Lynch Mortgage Investors Trust
9,663,681	Series 2006-RM3(b)	1M CME TERM SOFR + 0.59%	06/25/2037	2,068,109
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2023-1A(g)	8.01%	02/20/2028	1,023,843
	MF1
1,000,000	Series 2024-FL15(b)(g)	1M CME TERM SOFR + 4.04%	08/18/2041	1,003,148
	MF1 LLC
300,000	Series 2023-FL12(b)(g)	1M CME TERM SOFR + 3.18%	09/19/2028	301,438

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Series 2023-FL12(b)(g)	1M CME TERM SOFR + 3.78%	10/19/2028	$1,001,331
1,200,000	Series 2023-FL12(b)(g)	1M CME TERM SOFR + 5.27%	10/19/2028	1,215,779
300,000	Series 2024-FL14(b)(g)	1M CME TERM SOFR + 2.24%	03/19/2039	301,434
1,350,000	Series 2024-FL14(b)(g)	1M CME TERM SOFR + 4.84%	03/19/2039	1,370,022
900,000	Series 2024-FL14(b)(g)	1M CME TERM SOFR + 6.29%	03/19/2039	902,631
300,000	Series 2025-FL17(b)(g)	1M CME TERM SOFR + 1.32%	02/18/2040	300,555
680,000	Series 2025-FL17(b)(g)	1M CME TERM SOFR + 2.74%	02/18/2040	681,007
	MFT Trust
2,010,000	Series 2020-ABC(b)(g)	3.48%	02/10/2030	987,237
	Morgan Stanley Capital I Trust
1,025,083	Series 2016-UB11 XA(b)(n)	1.43%	08/15/2026	13,716
1,117,000	Series 2018-L1(b)	4.78%	10/15/2028	1,051,404
330,000	Series 2021-L6(b)	3.46%	07/15/2031	266,822
10,249,000	Series 2021-L7(b)(g)(n)	0.92%	10/15/2031	523,263
	Morgan Stanley Mortgage Loan Trust
314,646	Series 2007-3XS(m)	6.20%	01/25/2047	113,341
	Mosaic Solar Loan Trust
40,980	Series 2017-1A(g)	4.45%	06/20/2042	39,441
189,964	Series 2018-1A(g)	4.01%	08/20/2030	177,621
266,346	Series 2020-2A(g)	3.00%	06/20/2025	247,417
	MVW 2021-1W LLC
279,772	Series 2021-1WA(g)	1.94%	01/22/2041	264,149
324,536	Series 2021-1WA(g)	3.17%	01/22/2041	307,699
	NJ Trust
275,000	Series 2023-GSP(b)(g)	6.48%	01/06/2029	288,532
	NYC Commercial Mortgage Trust
820,000	Series 2025-3BP(b)(g)	1M CME TERM SOFR + 3.54%	02/15/2027	821,024
	Pagaya AI Debt Selection Trust
54,759	Series 2021-2(g)	3.00%	01/25/2029	54,157
2,000,000	Series 2021-5(g)	0.00%	08/15/2029	70,756
	Pagaya AI Debt Trust
1,249,989	Series 2023-5(g)	9.10%	04/15/2031	1,267,326
	PAGAYA AI Debt Trust
41,809	Series 2022-2(b)(g)	6.63%	01/15/2030	41,847

See Notes to Financial Statements and Financial Highlights.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	People's Choice Home Loan Securities Trust
$5,000,000	Series 2005-4(b)	1M CME TERM SOFR + 0.76%	12/25/2035	$3,514,632
	Progress Residential
2,500,000	Series 2021-SFR3(g)	4.75%	05/17/2026	2,472,209
	Progress Residential
6,900,000	Series 2021-SFR8(g)	4.01%	10/17/2026	6,706,091
5,000,000	Series 2024-SFR2(b)(g)	3.65%	04/17/2029	4,503,190
	Ready Capital Mortgage Financing LLC
1,000,000	Series 2022-FL10(b)(g)	1M CME TERM SOFR + 4.27%	07/25/2027	1,007,024
900,000	Series 2023-FL12(b)(g)	1M CME TERM SOFR + 4.55%	04/25/2027	899,172
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(g)	5.75%	09/15/2028	2,485,877
	Sapphire Aviation Finance II, Ltd.
270,168	Series 2020-1A(g)	3.23%	03/15/2027	258,077
	Signal Rail I LLC
429,134	Series 2021-1(g)	2.23%	08/17/2028	396,630
	SLG Office Trust
220,000	Series 2021-OVA(g)	2.85%	07/15/2031	182,446
	SMB Private Education Loan Trust
87,127	Series 2018-B(b)(g)	1M CME TERM SOFR + 0.83%	08/15/2027	86,984
968	Series 2021-A(g)	0.00%	01/15/2053	1,611,027
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(g)	0.00%	08/15/2030	214,981
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(g)	0.00%	01/25/2048	574,726
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(g)	3.61%	09/25/2040	287,017
	Sprite, Ltd.
270,286	Series 2021-1(g)	3.75%	10/15/2028	261,226
	STWD Mortgage Trust
325,396	Series 2021-HTS(b)(g)	1M CME TERM SOFR + 1.51%	04/15/2034	321,499
	Subway Funding LLC
249,375	Series 2024-1A(g)	6.51%	07/30/2034	253,290

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Sunnova Helios VII Issuer LLC
$999,912	Series 2021-C(g)	2.63%	10/20/2028	$644,147
	Switch ABS Issuer LLC
500,000	Series 2024-2A(g)	5.44%	06/25/2029	493,865
1,000,000	Series 2024-2A(g)	10.03%	06/25/2029	1,040,349
	TIF Funding II LLC
266,333	Series 2021-1A(g)	1.65%	02/20/2031	238,517
	Tricon Residential
3,700,000	Series 2021-SFR1(g)	4.13%	07/17/2026	3,585,970
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(b)(n)	0.42%	08/15/2050	320,528
350,000	Series 2017-C4(b)	4.24%	09/15/2027	324,248
530,000	Series 2018-C11(b)	4.71%	06/15/2028	490,634
1,023,000	Series 2018-C13(b)	4.98%	10/15/2028	929,993
1,099,000	Series 2018-C8(b)	4.68%	02/15/2028	988,365
	UBS-Barclays Commercial Mortgage Trust
1,558,000	Series 2013-C5(b)(g)	3.65%	03/10/2046	1,254,389
	Upstart Pass-Through Trust
11,213	Series 2021-ST1(g)	2.75%	02/20/2027	11,166
30,822	Series 2021-ST2(g)	2.50%	04/20/2027	30,646
	Upstart Securitization Trust
2,000	Series 2021-2	0.00%	06/20/2031	179,056
819,041	Series 2021-4(g)	3.19%	03/20/2026	804,750
	US Auto Funding 2021-1
440,465	Series 2021-1A(g)	2.20%	05/15/2026	414,919
	USQ Rail III LLC
643,204	Series 2021-3A(g)	2.21%	06/28/2027	606,927
	Vault DI Issuer LLC
750,000	Series 2021-1A(g)	2.80%	07/15/2026	721,384
	VEGAS Trust
154,000	Series 2024-TI(g)	5.52%	11/10/2027	155,162
	Velocity Commercial Capital Loan Trust
155,483	Series 2018-2(b)(g)	4.05%	10/26/2048	151,532
358,802	Series 2019-1(b)(g)	3.94%	01/25/2027	332,385
193,109	Series 2019-1(b)(g)	4.01%	07/25/2027	174,401
147,979	Series 2019-1(b)(g)	4.12%	11/25/2027	131,548
1,294,075	Series 2021-2(b)(g)	4.92%	12/25/2030	944,478
	VOLT XCVI LLC
4,245,254	Series 2021-NPL5(g)(m)	8.83%	03/27/2051	4,255,422
	Wachovia Bank Commercial Mortgage Trust
588	Series 2006-C29(b)(n)	0.32%	11/15/2048	1

See Notes to Financial Statements and Financial Highlights.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Commercial Mortgage Trust
$1,245,000	Series 2015-NXS4(b)	3.66%	11/15/2025	$1,188,100
1,000,000	Series 2016-C33(g)	3.12%	03/15/2059	880,211
5,628,945	Series 2016-C37(b)(g)(n)	1.60%	12/15/2049	130,376
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,039,108
710,000	Series 2019-JWDR(b)(g)	4.56%	09/15/2026	692,625
134,000	Series 2020-C55	3.14%	02/15/2030	118,255
830,000	Series 2021-C61	3.31%	07/15/2031	688,542
	WFRBS Commercial Mortgage Trust
131,717	Series 2013-C14	3.49%	06/15/2046	127,739
	WF-RBS Commercial Mortgage Trust
429,151	Series 2014-C22(b)(n)	0.25%	09/15/2057	67
	Willis Engine Structured Trust V
739,042	Series 2020-A(g)	3.23%	03/15/2028	706,645
	Willis Engine Structured Trust VI
1,499,829	Series 2021-A(g)	7.39%	05/15/2029	1,499,056
	Zayo Issuer LLC
1,000,000	Series 2025-1A(g)	8.66%	03/20/2030	1,015,781
				186,697,103

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $260,899,345)				225,033,362

U.S. GOVERNMENT BONDS AND NOTES - 7.88%
United States - 7.88%
3,800,000	U.S. Treasury Bonds	0.63%	05/15/2030	3,215,601
8,150,000	U.S. Treasury Bonds	0.88%	11/15/2030	6,879,587
9,000,000	U.S. Treasury Bonds	3.88%	08/15/2034	8,774,297
5,100,000	U.S. Treasury Bonds	1.13%	08/15/2040	3,198,059
11,400,000	U.S. Treasury Bonds	1.88%	02/15/2041	8,002,711
6,550,000	U.S. Treasury Bonds	1.75%	08/15/2041	4,441,719
16,400,000	U.S. Treasury Bonds	1.25%	05/15/2050	8,148,109
29,200,000	U.S. Treasury Bonds	1.38%	08/15/2050	14,888,578
16,400,000	U.S. Treasury Bonds	1.88%	02/15/2051	9,513,602
4,900,000	U.S. Treasury Bonds	4.25%	08/15/2054	4,626,672
4,000,000	U.S. Treasury Notes	0.75%	03/31/2026	3,872,346
5,000,000	U.S. Treasury Notes	4.38%	07/31/2026	5,025,684
15,800,000	U.S. Treasury Notes	0.75%	01/31/2028	14,484,465

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$4,350,000	U.S. Treasury Notes	0.63%	08/15/2030	$3,649,582
				98,721,012

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $97,779,183)				98,721,012

MORTGAGE-BACKED SECURITIES - 4.03%
United States - 4.03%
	Fannie Mae Pool
1,567,787	Series 2021-	2.00%	05/01/2051	1,269,910
2,699,224	Series 2021-	2.50%	08/01/2051	2,278,988
2,344,756	Series 2023-	2.50%	03/01/2052	1,973,502
2,274,650	Series 2023-	2.50%	04/01/2052	1,914,636
1,257,752	Series 2023-	6.00%	05/01/2053	1,289,494
1,924,767	Series 2023-	6.00%	10/01/2053	1,976,673
2,758,000	Series 2024-	4.97%	07/01/2031	2,795,084
1,781,774	Series 2024-	5.50%	03/01/2054	1,799,832
1,766,265	Series 2024-	5.50%	06/01/2054	1,787,464
1,355,553	Series 2024-	6.00%	06/01/2054	1,389,997
1,006,257	Series 2024-	6.00%	08/01/2054	1,036,063
	Freddie Mac Pool
1,503,223	Series 2021-	2.00%	05/01/2051	1,199,298
2,417,590	Series 2022-	3.00%	03/01/2052	2,132,180
2,117,020	Series 2022-	4.50%	09/01/2052	2,029,361
875,247	Series 2023-	2.00%	02/01/2052	708,947
1,337,654	Series 2023-	5.50%	04/01/2053	1,355,511
1,442,912	Series 2023-	5.00%	05/01/2053	1,426,348
1,931,620	Series 2023-	5.00%	06/01/2053	1,922,944
1,811,664	Series 2023-	5.00%	07/01/2053	1,790,301
3,309,845	Series 2023-	5.50%	08/01/2053	3,337,059
1,317,025	Series 2023-	6.00%	11/01/2053	1,364,254
835,626	Series 2024-	6.00%	02/01/2054	865,593
1,998,801	Series 2024-	5.50%	02/01/2054	2,024,377
899,138	Series 2024-	6.00%	04/01/2054	922,716
2,037,934	Series 2024-	6.00%	08/01/2054	2,106,611
1,469,805	Series 2024-	5.50%	12/01/2054	1,470,454
	Ginnie Mae I Pool
2,628,962	Series 2012-	3.50%	09/15/2042	2,453,125
	Ginnie Mae II Pool
2,470,309	Series 2021-	3.00%	11/20/2051	2,175,488

See Notes to Financial Statements and Financial Highlights.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,013,735	Series 2022-	3.00%	04/20/2052	$1,777,754
				50,573,964

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $50,367,894)				50,573,964

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 22.42%
United States - 22.42%
	Alternative Loan Trust
114,416	Series 2005-20CB	5.50%	07/25/2035	91,380
55,632	Series 2005-54CB	5.50%	11/25/2035	30,205
539,382	Series 2005-85CB(b)	1M CME TERM SOFR + 1.21%	02/25/2036	421,704
113,909	Series 2005-85CB(b)	21.21% - 1M CME TERM SOFR	02/25/2036	86,206
170,415	Series 2005-86CB	5.50%	02/25/2036	98,651
119,713	Series 2005-9CB(b)	1M CME TERM SOFR + 0.61%	05/25/2035	105,334
212,610	Series 2005-9CB(b)(n)	4.94% - 1M CME TERM SOFR	05/25/2035	9,859
1,008,882	Series 2006-15CB	6.50%	06/25/2036	463,026
93,132	Series 2006-30T1	6.25%	11/25/2036	68,903
91,777	Series 2006-32CB	5.50%	11/25/2036	49,614
220,630	Series 2006-36T2(b)	27.53% - 1M CME TERM SOFR	12/25/2036	131,849
790,371	Series 2007-19	6.00%	08/25/2037	377,238
2,631,042	Series 2007-20	6.25%	08/25/2047	1,443,829
731,852	Series 2007-23CB(b)	1M CME TERM SOFR + 0.61%	09/25/2037	267,883
700,318	Series 2007-23CB(b)(n)	6.39% - 1M CME TERM SOFR	09/25/2037	105,438
	American Home Mortgage Investment Trust
157,985	Series 2007-A(g)(m)	6.60%	01/25/2037	20,864
	Banc of America Funding
1,384,371	Series 2014-R8(b)(g)	1M CME TERM SOFR + 0.35%	12/26/2024	1,086,133
	Banc of America Funding Trust
25,225	Series 2006-2	5.50%	03/25/2036	24,918
	BCAP, LLC Trust
93,554	Series 2007-AA2(b)	7.50%	04/25/2037	46,355
60,699	Series 2007-AA2	6.00%	04/25/2037	27,373
4,594,086	Series 2010-RR6(b)(g)	3.33%	07/26/2036	2,173,616
	Bear Stearns ALT-A Trust
644,913	Series 2006-6(b)	4.35%	11/25/2036	297,305

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Bear Stearns Asset-Backed Securities Trust
$1,075,201	Series 2006-AC1(m)	6.25%	02/25/2036	$495,880
	Bear Stearns Structured Products, Inc.
6,683,791	Series 2008-R2(b)(g)	4.27%	06/25/2047	5,659,834
	Chase Mortgage Finance Trust
3,092,814	Series 2007-S2	6.00%	03/25/2037	1,674,170
327,723	Series 2007-S3	5.50%	05/25/2037	3
4,307,794	Series 2007-S4	6.00%	06/25/2037	1,755,114
	ChaseFlex Trust Series
3,043,533	Series 2007-M1(b)	1M CME TERM SOFR + 0.57%	08/25/2037	2,508,886
	Citicorp Mortgage Securities Trust
249,282	Series 2007-1	6.00%	01/25/2037	229,476
	Citigroup Mortgage Loan Trust
64,292	Series 2009-12(g)	5.50%	11/25/2035	53,472
141,424	Series 2009-4(b)(g)	5.48%	05/25/2035	136,848
	CitiMortgage Alternative Loan Trust
272,117	Series 2007-A1	6.00%	01/25/2037	243,165
53,602	Series 2007-A1(b)(n)	5.29% - 1M CME TERM SOFR	01/25/2037	3,737
38,245	Series 2007-A3(b)	6.00%	03/25/2037	33,330
88,013	Series 2007-A3(b)(n)	5.29% - 1M CME TERM SOFR	03/25/2037	6,128
275,504	Series 2007-A6	5.50%	06/25/2037	232,764
	Connecticut Avenue Securities Trust
3,147,856	Series 2019-R05(b)(g)	30D US SOFR + 4.21%	07/25/2039	3,247,341
4,250,000	Series 2022-R02(b)(g)	30D US SOFR + 7.65%	01/25/2027	4,574,360
3,685,000	Series 2022-R03(b)(g)	30D US SOFR + 9.85%	03/25/2042	4,144,910
4,125,000	Series 2023-R06(b)(g)	30D US SOFR + 3.90%	07/25/2043	4,375,709
5,000,000	Series 2024-R03(b)(g)	30D US SOFR + 2.80%	03/25/2044	5,149,085
921,010	Series 2024-R05(b)(g)	30D US SOFR + 1.00%	07/25/2044	920,720
	Countrywide Home Loan Mortgage Pass-Through Trust
934,742	Series 2005-HYB7(b)	4.61%	11/20/2035	861,231
18,238	Series 2005-J4	5.50%	11/25/2035	15,122

See Notes to Financial Statements and Financial Highlights.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,135,683	Series 2006-18	6.00%	12/25/2036	$615,685
125,784	Series 2007-17	6.00%	10/25/2037	86,772
199,333	Series 2007-3	6.00%	04/25/2037	95,290
216,737	Series 2007-7	5.75%	06/25/2037	101,986
	Credit Suisse First Boston Mortgage Securities Corp.
37,804	Series 2005-10	5.50%	11/25/2035	27,683
19,476	Series 2005-8	5.50%	08/25/2025	13,672
4,005,056	Series 2005-9	6.00%	10/25/2035	1,192,167
	Credit Suisse Mortgage Capital Certificates
1,714,533	Series 2006-2	5.75%	03/25/2036	894,116
	Csmc 2021-Nqm6 Trust
900,000	Series 2021-NQM6(b)(g)	2.58%	07/25/2066	623,477
	CSMC Mortgage-Backed Trust
144,557	Series 2006-1	6.00%	02/25/2036	39,831
13,043	Series 2006-4	5.50%	03/25/2038	7,692
778,648	Series 2006-5	6.25%	06/25/2036	122,732
53,179	Series 2006-9	6.00%	11/25/2036	30,245
3,547	Series 2007-2	5.00%	03/25/2037	2,619
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
159,872	Series 2005-6(b)(n)	4.97% - 1M CME TERM SOFR	12/25/2035	8,912
70,144	Series 2005-6(b)	1M CME TERM SOFR + 1.51%	12/25/2035	56,124
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
81,297	Series 2006-PR1(b)(g)	11.96% - 1M CME TERM SOFR	04/15/2036	71,690
	Fannie Mae Interest Strip
5,123,779	Series 2014-419(n)	3.50%	04/25/2044	740,986
17,184,107	Series 2023-437(n)	1.50%	05/25/2037	989,345
	Fannie Mae Pool
3,578,286	Series 2021-	3.00%	10/01/2046	3,174,840
1,737,758	Series 2021-	3.00%	12/01/2048	1,532,769
2,919,947	Series 2022-	3.50%	11/01/2050	2,662,294
1,389,581	Series 2022-	5.00%	07/01/2052	1,367,534
	Fannie Mae REMICS
4,302,659	Series 2014-1(b)(n)	5.79% - 30D US SOFR	02/25/2044	447,205
4,872,924	Series 2015-54(b)(n)	6.04% - 30D US SOFR	07/25/2045	567,411
8,254,290	Series 2020-74(b)(n)	4.10% - 30D US SOFR	10/25/2050	378,532
17,028,674	Series 2020-77(b)(n)	4.10% - 30D SOFR	11/25/2050	707,158

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$9,282,221	Series 2020-96(n)	3.00%	01/25/2051	$1,618,784
2,029,394	Series 2021-48(b)(n)	3.65% - 30D US SOFR	08/25/2051	50,758
13,251,978	Series 2021-56(n)	2.50%	09/25/2051	1,703,022
9,844,594	Series 2022-22	2.50%	05/25/2052	6,789,436
15,311,738	Series 2024-61	1.75%	12/25/2051	7,987,995
1,629,019	Series 2024-96(b)	30D US SOFR + 1.20%	12/25/2054	1,627,319
2,750,000	Series 2025-28(b)	30D US SOFR + 1.25%	04/25/2055	2,754,440
	Federal Home Loan Mortgage Corp. Pool
85,870	Series Pool #G01840	5.00%	07/01/2035	86,573
34,474	Series Pool #G04817	5.00%	09/01/2038	34,833
	Federal Home Loan Mortgage Corp. REMICS
408,545	Series 2003-2722(b)	9.76% - 30D US SOFR	12/15/2033	421,987
668,961	Series 2006-3244(b)(n)	6.55% - 30D US SOFR	11/15/2036	65,703
31,656	Series 2007-3261(b)	6.32% - 30D US SOFR	01/15/2037	2,998
55,103	Series 2007-3262(b)(n)	6.29% - 30D US SOFR	01/15/2037	3,467
282,397	Series 2007-3301(b)(n)	5.99% - 30D US SOFR	04/15/2037	23,175
200,250	Series 2007-3303(b)(n)	5.99% - 30D US SOFR	04/15/2037	18,323
51,936	Series 2007-3382(b)(n)	5.89% - 30D US SOFR	11/15/2037	3,556
176,070	Series 2007-3384(b)(n)	6.20% - 30D US SOFR	08/15/2036	15,255
56,892	Series 2007-3384(b)(n)	6.28% - 30D US SOFR	11/15/2037	3,837
17,129	Series 2008-3417(b)(n)	6.07% - 30D US SOFR	02/15/2038	1,297
805,763	Series 2008-3423(b)(n)	5.89% - 30D US SOFR	03/15/2038	1,944
63,601	Series 2008-3423(b)(n)	5.54% - 30D US SOFR	03/15/2038	4,270
561,917	Series 2009-3510(b)(n)	6.64% - 30D US SOFR	02/15/2037	47,515
170,373	Series 2009-3523(b)(n)	5.89% - 30D US SOFR	04/15/2039	13,235
31,296	Series 2009-3524(b)(n)	3.19%	06/15/2038	29,571

See Notes to Financial Statements and Financial Highlights.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,717	Series 2009-3549(b)(n)	5.69% - 30D US SOFR	07/15/2039	$218
269,085	Series 2009-3560(b)	6.29% - 30D US SOFR	11/15/2036	14,653
118,635	Series 2010-3641	4.50%	03/15/2040	118,518
176,451	Series 2010-3726(b)(n)	5.94% - 30D US SOFR	09/15/2040	16,292
520,242	Series 2010-3728(b)(n)	4.34% - 30D US SOFR	09/15/2040	15,348
180,580	Series 2010-3779	3.50%	12/15/2030	177,611
37,609	Series 2010-3779	4.00%	12/15/2030	37,502
27,133	Series 2011-3786(b)	9.27% - 30D US SOFR	01/15/2041	20,554
367,883	Series 2011-3815(b)(n)	5.74% - 30D US SOFR	02/15/2041	29,632
178,053	Series 2011-3824(b)(n)	6.99% - 30D US SOFR	08/15/2036	21,545
302,749	Series 2011-3864(b)	8.97% - 30D US SOFR	05/15/2041	243,086
197,890	Series 2011-3872(b)(n)	5.84% - 30D US SOFR	06/15/2041	15,710
838,827	Series 2011-3924(b)(n)	5.89% - 30D US SOFR	09/15/2041	52,664
1,272,342	Series 2012-3(b)(n)	5.84% - 30D US SOFR	02/25/2042	129,211
540,551	Series 2013-4170(b)	3.94 - 30D US SOFR	01/15/2033	486,743
2,097,207	Series 2013-4239(j)	0.00%	07/15/2043	1,231,136
	Federal National Mortgage Association Pool
22,387	Series Pool #555743	5.00%	09/01/2033	22,509
27,656	Series Pool #735382	5.00%	04/01/2035	27,844
77,127	Series Pool #735383	5.00%	04/01/2035	77,652
48,789	Series Pool #735484	5.00%	05/01/2035	49,118
16,264	Series Pool #AH4437	4.00%	01/01/2041	15,382
	Federal National Mortgage Association REMICS
6,141	Series 2004-46(b)(n)	5.89% - 30D US SOFR	03/25/2034	44
97,710	Series 2006-101(b)(n)	6.47% - 30D US SOFR	10/25/2036	11,088
285,791	Series 2006-123(b)(n)	6.21% - 30D US SOFR	01/25/2037	31,904
1,172,521	Series 2006-92(b)(n)	6.47% - 30D US SOFR	10/25/2036	101,432

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$38,402	Series 2007-102(b)(n)	6.29% - 30D US SOFR	11/25/2037	$2,946
35,172	Series 2007-108(b)(n)	6.25% - 30D US SOFR	12/25/2037	2,403
4,861	Series 2007-30(b)(n)	6.00% - 30D US SOFR	04/25/2037	373
205,112	Series 2007-38(b)(n)	5.97% - 30D US SOFR	05/25/2037	11,077
6,268	Series 2007-51(b)(n)	5.99% - 30D US SOFR	06/25/2037	399
23,977	Series 2007-53(b)(n)	5.99% - 30D US SOFR	06/25/2037	1,492
191,428	Series 2007-57(b)(n)	6.51% - 30D US SOFR	10/25/2036	19,752
38,568	Series 2007-68(b)(n)	6.54% - 30D US SOFR	07/25/2037	3,457
333,726	Series 2008-3(b)(n)	6.35% - 30D US SOFR	02/25/2038	25,004
32,651	Series 2008-56(b)(n)	5.95% - 30D US SOFR	07/25/2038	1,597
9,346	Series 2008-81	5.50%	09/25/2038	9,494
94,877	Series 2009-111	5.00%	01/25/2040	95,011
46,715	Series 2009-111(b)(n)	6.14% - 30D US SOFR	01/25/2040	4,941
362,265	Series 2009-12(b)(n)	6.49% - 30D US SOFR	03/25/2036	26,844
11,602	Series 2009-28(b)(n)	5.89% - 30D US SOFR	04/25/2037	691
61,630	Series 2009-41	4.50%	06/25/2039	60,886
27,423	Series 2009-42(b)(n)	5.89% - 30D US SOFR	06/25/2039	2,007
63,187	Series 2009-47(b)(n)	5.99% - 30D US SOFR	07/25/2039	3,584
25,124	Series 2009-62(b)(n)	5.99% - 30D US SOFR	08/25/2039	746
27,599	Series 2009-66(b)(n)	5.69% - 30D US SOFR	02/25/2038	2,029
22,246	Series 2009-68(b)(n)	5.14% - 30D US SOFR	09/25/2039	1,280
55,924	Series 2010-11(b)(n)	4.69% - 30D US SOFR	02/25/2040	3,749
13,936	Series 2010-111(b)(n)	5.89% - 30D US SOFR	10/25/2040	822
56,141	Series 2010-115(b)(n)	6.49% - 30D US SOFR	11/25/2039	5,429

See Notes to Financial Statements and Financial Highlights.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$723,758	Series 2010-115(b)(n)	5.89% - 30D US SOFR	10/25/2040	$64,191
1,720,051	Series 2010-123(b)(n)	5.94% - 30D US SOFR	11/25/2040	162,210
265,499	Series 2010-15(b)(n)	4.84% - 30D US SOFR	03/25/2040	11,173
17,521	Series 2010-34(b)(n)	4.82% - 30D US SOFR	04/25/2040	769
20,235	Series 2010-4(b)(n)	6.12% - 30D US SOFR	02/25/2040	1,603
32,483	Series 2010-58(b)	12.18% - 30D US SOFR	06/25/2040	31,006
1,007,330	Series 2010-75	4.50%	07/25/2040	987,189
15,138	Series 2010-9(b)(n)	5.19% - 30D US SOFR	02/25/2040	828
79,828	Series 2010-9(b)(n)	4.64% - 30D US SOFR	02/25/2040	3,248
4,258	Series 2010-90(b)(n)	5.89% - 30D US SOFR	08/25/2040	372
28,845	Series 2011-25	3.00%	04/25/2026	28,600
1,349,044	Series 2012-106(b)(n)	6.05% - 30D US SOFR	10/25/2042	143,434
262,964	Series 2012-124(b)	7.59% - 30D US SOFR	11/25/2042	185,582
91,502	Series 2012-29(b)(n)	5.89% - 30D US SOFR	04/25/2042	7,618
266,481	Series 2012-32(n)	5.00%	04/25/2042	57,485
1,321,717	Series 2012-65(b)(n)	5.87% - 30D US SOFR	06/25/2042	151,287
550,541	Series 2018-21(j)	0.00%	04/25/2048	404,342
	First Horizon Alternative Mortgage Securities Trust
440,945	Series 2005-FA6	5.50%	09/25/2035	229,095
	First Horizon Mortgage Pass-Through Trust
434,520	Series 2007-AR3(b)	5.14%	11/25/2037	183,351
	Freddie Mac Pool
3,320,820	Series 2021-	2.00%	11/01/2050	2,718,788
1,350,263	Series 2022-	3.00%	03/01/2052	1,182,833
	Freddie Mac REMICS
1,713,520	Series 2011-3972(b)(n)	5.79% - 30D US SOFR	12/15/2041	160,473
1,880,951	Series 2020-5007(b)(n)	5.99% - 30D US SOFR	08/25/2050	247,525
9,459,805	Series 2020-5023(n)	3.00%	10/25/2050	1,577,977
3,690,471	Series 2020-5041(n)	2.00%	11/25/2050	432,733

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$10,097,153	Series 2020-5057(n)	3.00%	11/25/2050	$1,522,362
7,492,857	Series 2021-5070(n)	3.50%	02/25/2051	1,255,350
6,329,482	Series 2021-5083	2.50%	03/25/2051	3,571,587
10,797,920	Series 2022-5195	2.50%	02/25/2052	6,747,239
2,953,689	Series 2023-5293(n)	2.50%	04/25/2051	475,449
7,113,655	Series 2024-5427	4.00%	05/25/2052	5,827,647
691,265	Series 2024-5481(b)	30D US SOFR + 1.50%	12/25/2054	698,083
2,108,000	Series 2025-5524(b)	30D US SOFR + 1.20%	04/25/2055	2,110,188
4,209,000	Series 2025-5527(b)	30D US SOFR + 1.20%	09/25/2054	4,215,257
17,689,396	Series 2025-5531(n)	3.50%	06/25/2041	2,285,263
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(b)(g)	30D US SOFR + 5.65%	12/25/2050	4,905,746
2,500,000	Series 2021-DNA1(b)(g)	30D US SOFR + 4.75%	01/25/2051	2,732,802
2,750,000	Series 2021-HQA2(b)(g)	30D US SOFR + 3.15%	12/25/2033	3,037,256
	Freddie Mac STACR REMIC Trust 2020-DNA2
3,000,000	Series 2021-DNA2(b)(g)	30D US SOFR + 6.00%	08/25/2033	3,595,338
	GCAT
1,500,000	Series 2021-NQM4(b)(g)	2.47%	08/25/2025	1,009,579
	Ginnie Mae II Pool
4,375,307	Series 2021-	2.50%	10/20/2051	3,711,896
1,304,105	Series 2021-	2.50%	11/20/2051	1,105,848
	Government National Mortgage Association
20,258	Series 2004-83(b)(n)	5.97% - 1M CME TERM SOFR	10/20/2034	1,051
20,042	Series 2008-6(b)(n)	6.35% - 1M CME TERM SOFR	02/20/2038	22
19,250	Series 2008-67(b)(n)	5.89% - 1M CME TERM SOFR	08/20/2038	17
299,430	Series 2008-69(b)(n)	7.52% - 1M CME TERM SOFR	08/20/2038	17,016
29,938	Series 2009-10(b)(n)	6.54% - 1M CME TERM SOFR	02/16/2039	2,729
1,183,401	Series 2009-58(b)(n)	6.14% - 1M CME TERM SOFR	06/20/2039	74,614
21,366	Series 2009-6(b)(n)	5.84% - 1M CME TERM SOFR	02/20/2038	18
615,391	Series 2009-75	5.00%	09/20/2039	617,250

See Notes to Financial Statements and Financial Highlights.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,466,006	Series 2010-121(b)(n)	5.89% - 1M CME TERM SOFR	09/20/2040	$144,368
20,910	Series 2010-61(b)(n)	6.44% - 1M CME TERM SOFR	09/20/2039	1,196
25,843	Series 2010-98(b)(n)	5.29%	03/20/2039	641
10,166,813	Series 2010-H20(b)(n)	1.47%	10/20/2060	246,988
201,633	Series 2011-69(j)	0.00%	05/20/2041	159,599
437,733	Series 2011-71(b)(n)	5.29% - 1M CME TERM SOFR	05/20/2041	38,896
125,897	Series 2011-72(b)(n)	6.04% - 1M CME TERM SOFR	05/20/2041	10,922
674,953	Series 2011-89(b)(n)	5.34% - 1M CME TERM SOFR	06/20/2041	59,170
1,124,889	Series 2013-113(b)(n)	6.14% - 1M CME TERM SOFR	03/20/2043	31,365
2,420,990	Series 2013-122(b)(n)	5.99% - 1M CME TERM SOFR	08/16/2043	266,422
1,743,089	Series 2013-148(b)(n)	5.57% - 1M CME TERM SOFR	10/16/2043	161,977
1,694,565	Series 2013-186(b)(n)	6.14% - 1M CME TERM SOFR	02/16/2043	101,556
1,489,771	Series 2014-156(b)(n)	6.14% - 1M CME TERM SOFR	10/20/2044	165,790
2,946,875	Series 2014-4(b)(n)	5.99% - 1M CME TERM SOFR	01/16/2044	319,256
3,731,564	Series 2014-41(b)(n)	5.99% - 1M CME TERM SOFR	03/20/2044	443,778
1,279,608	Series 2014-5(b)(n)	6.04% - 1M CME TERM SOFR	07/20/2043	79,189
2,271,537	Series 2014-95(b)(n)	6.14% - 1M CME TERM SOFR	06/16/2044	165,377
28,366	Series 2016-162(b)(n)	0.79%	09/16/2058	1,116
1,332,106	Series 2016-89(b)	1M CME TERM SOFR + 0.56%	07/20/2046	1,310,217
7,953,277	Series 2016-H21(b)(n)	3.16%	09/20/2066	303,550
7,314,000	Series 2018-19	3.00%	02/20/2048	6,127,676
4,006,306	Series 2018-97(b)(n)	6.09% - 1M CME TERM SOFR	07/20/2048	451,036
432,748	Series 2019-112(b)	1M CME TERM SOFR + 0.51%	09/20/2049	421,459
8,629,897	Series 2019-22(b)(n)	5.49% - 1M CME TERM SOFR	02/20/2045	837,950

15,596,177	Series 2019-90(n)	3.00%	05/20/2048	2,080,140
1,210,798	Series 2019-90(b)	1M CME TERM SOFR + 0.46%	07/20/2049	1,176,755

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	57

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$3,844,653	Series 2019-92(b)(n)	5.99% - 1M CME TERM SOFR	07/20/2049	$461,091
17,491,183	Series 2019-H10(b)(n)	1.76%	06/20/2069	962,083
4,489,186	Series 2019-H18(b)(n)	1.49%	11/20/2069	283,906
7,924,688	Series 2020-112(b)(n)	6.14% - 1M CME TERM SOFR	08/20/2050	978,317
14,502,857	Series 2020-146(b)(n)	3.64 - 1M CME TERM SOFR	10/20/2050	382,291
11,272,252	Series 2020-146(b)(n)	6.19% - 1M CME TERM SOFR	10/20/2050	1,625,585
10,619,669	Series 2020-167(b)(n)	3.64 - 1M CME TERM SOFR	11/20/2050	258,826
28,351	Series 2020-168(b)(n)	0.98%	12/16/2062	2,116
3,921,399	Series 2020-188(b)(n)	6.19% - 1M CME TERM SOFR	11/20/2050	537,992
15,318,018	Series 2020-188(n)	2.50%	12/20/2050	2,201,982
17,010,421	Series 2020-191(n)	3.50%	12/20/2050	3,286,456
17,918,056	Series 2020-H18(b)(n)	2.51%	09/20/2070	1,199,727
13,643,958	Series 2021-1(n)	2.50%	01/20/2051	1,805,055
8,875,197	Series 2021-1(b)(n)	6.19% - 1M CME TERM SOFR	01/20/2051	1,316,486
8,852,379	Series 2021-107(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	291,240
11,028,607	Series 2021-116(n)	3.50%	03/20/2051	2,093,591
1,382,468	Series 2021-117(n)	3.50%	06/20/2051	238,884
11,493,246	Series 2021-160(n)	2.50%	06/20/2051	1,271,898
17,206,263	Series 2021-161(n)	3.00%	09/20/2051	2,244,201
1,582,247	Series 2021-197(n)	3.50%	11/20/2051	299,213
16,689,791	Series 2021-52(b)(n)	0.72%	04/16/2063	875,448
20,678,168	Series 2021-59(b)(n)	2.60% - 30D US SOFR	04/20/2051	204,201
11,417,727	Series 2021-7(n)	2.50%	01/20/2051	1,741,890
11,545,338	Series 2021-76(n)	3.00%	08/20/2050	1,987,883
13,729,446	Series 2021-77(n)	2.50%	05/20/2051	1,489,821
10,573,199	Series 2021-77(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	302,959
5,283,891	Series 2021-89(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	137,302
8,244,118	Series 2021-97(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	199,010
25,571,174	Series 2021-97(b)(n)	2.60% - 30D US SOFR	06/20/2051	279,278
12,788,581	Series 2021-H08(b)(n)	0.26%	05/20/2071	364,536
32,975,678	Series 2022-1(b)(n)	2.65% - 30D US SOFR	01/20/2052	194,860
16,123,025	Series 2022-137(n)	3.00%	01/20/2052	2,164,539

See Notes to Financial Statements and Financial Highlights.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$17,682,105	Series 2022-174	3.50%	05/20/2051	$14,793,626
15,642,640	Series 2022-174	3.00%	12/20/2051	12,270,996
21,208,315	Series 2022-207(n)	3.00%	08/20/2051	3,581,058
26,140,893	Series 2022-48(b)(n)	0.71%	01/16/2064	1,534,423
12,962,838	Series 2022-83(n)	2.50%	11/20/2051	1,919,884
13,096,244	Series 2024-48(n)	2.50%	10/20/2051	2,006,698
13,612,199	Series 2024-61	3.50%	04/20/2054	10,980,799
	GSR Mortgage Loan Trust
882,110	Series 2006-2F	5.25%	02/25/2036	341,696
1,469,161	Series 2007-2F	6.00%	03/25/2037	740,725
665,386	Series 2007-AR2(b)	4.36%	05/25/2037	366,878
	Impac CMB Trust
67,709	Series 2004-10(b)	1M CME TERM SOFR + 0.81%	03/25/2035	58,158
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(b)(g)	3.45%	01/25/2057	750,865
	IndyMac IMJA Mortgage Loan Trust
947,480	Series 2007-A1	6.00%	08/25/2037	348,889
	IndyMac IMSC Mortgage Loan Trust
4,681,194	Series 2007-F2	6.50%	07/25/2037	1,667,463
	JP Morgan Alternative Loan Trust
138,712	Series 2005-S1	6.00%	12/25/2035	92,596
15,170	Series 2006-S3(m)	6.62%	08/25/2036	14,926
	JP Morgan Mortgage Trust
753,749	Series 2007-S3	6.00%	07/25/2037	333,328
	JP Morgan Resecuritization Trust
440,786	Series 2011-1(b)(g)	6.00%	06/26/2037	358,175
1,664,260	Series 2014-6(b)(g)	1M CME TERM SOFR + 0.32%	07/27/2046	1,634,517
	Lehman Mortgage Trust
364,446	Series 2006-6	5.50%	10/25/2036	240,851
3,842,287	Series 2006-7(b)	1M CME TERM SOFR + 0.36%	11/25/2036	226,429
3,835,698	Series 2006-7(b)(n)	7.64% - 1M CME TERM SOFR	11/25/2036	228,998
1,169,735	Series 2006-8(b)	1M CME TERM SOFR + 0.53%	12/25/2036	240,065
1,169,735	Series 2006-8(b)(n)	6.47% - 1M CME TERM SOFR	12/25/2036	107,290
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	59,199

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	59

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Mortgage Loan Trust
$822,405	Series 2005-3AR(b)	5.55%	07/25/2035	$680,126
2,034,120	Series 2006-11	6.00%	08/25/2036	1,205,049
2,297,038	Series 2006-1AR(b)	1M CME TERM SOFR + 0.39%	02/25/2036	1,373,999
507,195	Series 2006-7(b)	5.06%	06/25/2036	271,682
599,664	Series 2006-7	6.00%	06/25/2036	269,060
	Nomura Asset Acceptance Corp. Alternative Loan Trust
906,764	Series 2005-AP3(b)	5.32%	08/25/2035	395,487
	PR Mortgage Loan Trust
5,207,416	Series 2014-1(b)(g)	5.86%	09/25/2047	4,916,875
	Prime Mortgage Trust
36,152	Series 2006-DR1(g)	5.50%	05/25/2035	33,563
	RBSGC Structured Trust
91,855	Series 2008-B(g)	6.00%	06/25/2037	78,768
	Residential Accredit Loans, Inc.
3,056,996	Series 2006-QA5(b)	1M CME TERM SOFR + 0.55%	07/25/2036	1,026,147
993,062	Series 2006-QS10	6.50%	08/25/2036	871,075
260,651	Series 2006-QS6	6.00%	06/25/2036	211,309
618,639	Series 2006-QS7	6.00%	06/25/2036	488,749
32,523	Series 2006-QS7(b)	1M CME TERM SOFR + 0.51%	06/25/2036	23,548
97,569	Series 2006-QS7(b)(n)	5.49% - 1M CME TERM SOFR	06/25/2036	6,590
43,138	Series 2006-QS8(b)	1M CME TERM SOFR + 0.56%	08/25/2036	32,011
129,414	Series 2006-QS8(b)(n)	5.44% - 1M CME TERM SOFR	08/25/2036	8,968
4,232	Series 2007-QS6(b)	54.05% - 1M CME TERM SOFR	04/25/2037	5,292
374,058	Series 2007-QS9	6.50%	07/25/2037	306,012
188,832	Series 2008-QR1	6.00%	08/25/2036	153,641
	Residential Asset Securitization Trust
382,738	Series 2006-A1	6.00%	04/25/2036	171,998
863,279	Series 2006-A2	6.00%	05/25/2036	319,335
895,456	Series 2006-A6	6.50%	07/25/2036	246,080
243,132	Series 2006-A8	6.00%	08/25/2036	153,331
148,450	Series 2006-A8	6.50%	08/25/2036	43,016
314,303	Series 2006-A8(b)(n)	5.79% - 1M CME TERM SOFR	08/25/2036	24,050
1,335,909	Series 2007-A1	6.00%	03/25/2037	403,329
55,505	Series 2007-A6	6.00%	06/25/2037	28,869

See Notes to Financial Statements and Financial Highlights.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,535,047	Series 2007-A7	6.00%	07/25/2037	$944,791
	Residential Funding Mortgage Securities I Trust
315,756	Series 2006-S3	5.50%	03/25/2036	255,989
63,074	Series 2006-S6	6.00%	07/25/2036	55,082
179,313	Series 2007-S3	6.00%	03/25/2037	129,627
98,089	Series 2007-S6	6.00%	06/25/2037	75,567
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(b)(g)	4.67%	01/26/2060	2,982,602
	Sequoia Mortgage Trust
796,474	Series 2007-3(b)	4.79%	07/20/2037	635,398
	Structured Asset Securities Corp.
115,760	Series 2005-RF1(b)(g)	1M CME TERM SOFR + 0.46%	03/25/2035	103,795
115,760	Series 2005-RF1(b)(g)(n)	0.00%	03/25/2035	1
	TBW Mortgage-Backed Trust
1,391,148	Series 2006-2	7.00%	07/25/2036	216,771
	Verus Securitization Trust
2,300,000	Series 2019-INV3(b)(g)	3.28%	11/25/2059	2,249,649
1,500,000	Series 2021-4(b)(g)	2.20%	07/25/2066	1,057,714
1,400,000	Series 2021-6(b)(g)	4.05%	10/25/2066	1,106,572
2,000,000	Series 2021-7(b)(g)	4.19%	10/25/2066	1,486,162
7,706,000	Series 2022-4(b)(g)	4.77%	04/25/2067	6,659,347
1,230,309	Series 2023-3(g)(m)	6.44%	03/25/2068	1,236,830
8,286	Series 2024-9(b)(g)	5.44%	11/25/2069	8,368
	Wachovia Mortgage Loan Trust, LLC Series Trust
42,113	Series 2005-B(b)	7.49%	10/20/2035	40,687
	Washington Mutual Alternative Mortgage Pass-Through Certificates
32,088	Series 2005-9	5.50%	11/25/2035	25,748
282,194	Series 2006-5	6.00%	07/25/2036	202,499
	Washington Mutual Mortgage Pass-Through Certificates Trust
430,809	Series 2006-2	6.00%	03/25/2036	420,999
	Wells Fargo Alternative Loan Trust
176,376	Series 2007-PA2(b)	1M CME TERM SOFR + 0.54%	06/25/2037	152,072
176,376	Series 2007-PA2(b)(n)	5.96% - 1M CME TERM SOFR	06/25/2037	17,601

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	61

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$213,481	Series 2007-PA3	6.25%	07/25/2037	$184,611
				281,027,785

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $353,273,330)				281,027,785

Shares/Description		Value
Rights - 0.00%(d)
United States - 0.00%(d)
100	Nuveen Credit Strategies Income Fund, Strike Price 0.01, Expires 04/30/2025	3

TOTAL RIGHTS
(Cost $0)		3

Warrants - 0.00%(d)
United States - 0.00%(d)
64,870	PERSHING SQUARE SPARC HOLDINGS, Strike Price 0.01, Expires 12/31/2049	1

TOTAL WARRANTS
(Cost $0)		1

Short-Term Investments - 6.17%
Money Market Fund - 6.17%
77,349,152	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.25%)	77,349,152

TOTAL SHORT-TERM INVESTMENTS
(Cost $77,349,152)		77,349,152

TOTAL INVESTMENTS - 99.70%
(Cost $1,361,951,638)		$1,249,815,874
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%		3,770,820
NET ASSETS - 100.00%		$1,253,586,694

Investment Abbreviations:

CME- Chicago Mercantile Exchange

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

See Notes to Financial Statements and Financial Highlights.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Rates:

1M CME SOFR - 1 Month CME SOFR as of March 31, 2025 was 4.32%

3M CME SOFR - 3 Month CME SOFR as of March 31, 2025 was 4.29%

1D SOFR - 1 Day SOFR as of March 31, 2025 was 4.41%

30D SOFR - 30 Day SOFR as of March 31, 2025 was 4.33%

1M SOFR - 1 Month SOFR as of March 31, 2025 was 4.32%

3M SOFR - 3 Month SOFR as of March 31, 2025 was 4.29%

1Y US TI - 1 Year TI as of March 31, 2025 was 4.03%

5Y US TI - 5 Year TI as of March 31, 2025 was 3.96%

10Y US TI - 10 Year TI as of March 31, 2025 was 4.23%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Non-income producing security.
(d)	Less than 0.005%.
(e)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(f)	Affiliated company. See Notes to Financial Statements.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $378,808,026, which represents approximately 30.22% of net assets as of March 31, 2025.
(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2025, the aggregate fair value of those securities was $7,559,397, representing 0.60% of net assets.
(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is currently in default.
(l)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2025.
(n)	Interest only securities.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	63

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Futures Contracts:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
US 2Yr Note Future	100	June 2025	$20,717,187	$119,314
US Long Bond Future	28	June 2025	3,283,875	49,595
			$24,001,062	$168,909

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
10-Yr U.S. Treasury Note Futures	(30)	June 2025	$3,423,750	$(58,652)
US Ultra T-Bond	(45)	June 2025	5,501,250	(72,873)
			$8,925,000	$(131,525)

See Notes to Financial Statements and Financial Highlights.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 1.63%
United States - 1.63%
58,172	Avenue Income Credit Strategies Fund	$342,633
100	Nuveen Credit Strategies Income Fund	538
64,315	Western Asset Inflation-Linked Opportunities & Income Fund	565,329

TOTAL CLOSED-END FUNDS
(Cost $981,195)		908,500

COMMON STOCKS - 0.16%
United States - 0.16%
3,304	PHI Group, Inc.(a)(b)	89,538

TOTAL COMMON STOCKS
(Cost $65,834)		89,538

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 1.35%(c)
United States - 1.35%
$130,278	AI Aqua Merger Sub, Inc., First Lien	1M SOFR + 3.00%, 0.50% Floor	07/31/2028	129,246
116,110	ASP Unifrax 9/24 Delayed	6M CME TERM + 3.75%	09/30/2029	105,950
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M SOFR + 6.00%	01/18/2030	6,073
73,728	EG America LLC, First Lien	3M SOFR + 4.25%	02/07/2028	73,854
76,050	Electron BidCo, Inc. TL 1L	1M SOFR + 2.75%	10/07/2028	75,989
241,934	IRB Holding Corp., First Lien	1M SOFR + 2.50%, 0.75% Floor	12/15/2027	240,694
121,250	Skopima Consilio Parent LLC, First Lien	1M SOFR + 3.75%, 0.50% Floor	05/17/2028	120,530
				752,336

TOTAL BANK LOANS
(Cost $779,528)				752,336

HIGH YIELD DEBT- 88.38%
Australia - 0.80%
20,000	Mineral Resources, Ltd.(d)	9.25%	10/01/2028	20,023
330,000	Mineral Resources, Ltd.(d)	8.50%	05/01/2030	319,618
115,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(d)	5.00%	01/27/2030	107,166
				446,807

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Canada - 4.36%
$210,000	1261229 BC, Ltd.(d)	10.00%	04/15/2032	$208,940
115,000	Bausch Health Cos., Inc.(d)	5.50%	11/01/2025	114,957
370,000	Bausch Health Cos., Inc.(d)	6.13%	02/01/2027	375,411
65,000	Bausch Health Cos., Inc.(d)	4.88%	06/01/2028	52,563
100,000	Bombardier, Inc.(d)	6.00%	02/15/2028	98,783
90,000	Bombardier, Inc.(d)	8.75%	11/15/2030	94,999
30,000	Bombardier, Inc.(d)	7.25%	07/01/2031	30,140
90,000	Bombardier, Inc.(d)	7.00%	06/01/2032	89,723
90,000	Capstone Copper Corp.(d)	6.75%	03/31/2033	89,725
110,000	Cascades, Inc./Cascades USA, Inc.(d)	5.38%	01/15/2028	106,707
325,000	Dye & Durham, Ltd.(d)	8.63%	04/15/2029	335,297
110,000	Garda World Security Corp.(d)	8.38%	11/15/2032	108,274
180,000	goeasy, Ltd.(d)	9.25%	12/01/2028	189,172
15,000	goeasy, Ltd.(d)	7.63%	07/01/2029	15,022
90,000	goeasy, Ltd.(d)	7.38%	10/01/2030	88,393
170,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(d)	6.00%	09/15/2028	165,557
135,000	Mercer International, Inc.	5.13%	02/01/2029	115,876
70,000	Northriver Midstream Finance LP(d)	5.63%	02/15/2026	69,731
20,000	Open Text Corp.(d)	6.90%	12/01/2027	20,717
33,000	Precision Drilling Corp.(d)	7.13%	01/15/2026	33,052
25,000	Precision Drilling Corp.(d)	6.88%	01/15/2029	24,448
				2,427,487
France - 3.61%
130,000	Afflelou SAS(e)	6.00%	07/25/2029	145,285
270,000	Altice France SA	11.50%	02/01/2027	281,916
55,000	Altice France SA(d)	5.13%	07/15/2029	43,161
100,000	Banijay Entertainment SAS(d)	7.00%	05/01/2029	113,031
170,000	Bertrand Franchise Finance SAS(e)	6.50%	07/18/2030	188,804
65,000	Constellium SE(d)	6.38%	08/15/2032	63,535
200,000	Electricite de France SA(c)(f)		Perpetual Maturity	219,320
215,000	Forvia SE(d)	5.63%	06/15/2030	227,543
140,000	Iliad Holding SASU(d)	5.38%	04/15/2030	152,387
115,000	Kapla Holding SAS(d)	5.00%	04/30/2031	124,296
100,000	Nova Alexandre III SAS(c)(e)	3M EUR L + 5.25%	07/15/2029	110,096
220,000	Opal Bidco SAS	5.50%	03/31/2032	237,887
95,000	Vallourec SACA(d)	7.50%	04/15/2032	99,379
				2,006,640
Germany - 1.05%
100,000	Cheplapharm Arzneimittel GmbH(e)	7.50%	05/15/2030	100,032
45,000	IHO Verwaltungs GmbH(d)(g)	7.75% (8.50%)	11/15/2030	44,384
100,000	IHO Verwaltungs GmbH(e)(g)	7.00% (7.75%)	11/15/2031	111,041
45,000	IHO Verwaltungs GmbH(d)(g)	8.00% (8.75%)	11/15/2032	43,911

See Notes to Financial Statements and Financial Highlights.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$140,000	Nidda Healthcare Holding GmbH(d)	5.63%	02/21/2030	$153,946
115,000	TUI Cruises GmbH(d)	6.25%	04/15/2029	128,956
				582,270
Great Britain - 4.00%
125,000	Ardonagh Finco, Ltd.(e)	6.88%	02/15/2031	138,204
115,000	Aston Martin Capital Holdings, Ltd.(d)	10.00%	03/31/2029	104,091
145,000	B&M European Value Retail SA	6.50%	11/27/2031	182,919
130,000	California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC(d)	5.63%	02/15/2032	142,255
100,000	CD&R Firefly Bidco PLC(d)	8.63%	04/30/2029	132,244
140,000	eG Global Finance PLC(e)	11.00%	11/30/2028	167,440
105,000	Galaxy Bidco, Ltd.(d)	8.13%	12/19/2029	139,764
105,000	Heathrow Finance PLC	6.63%	03/01/2031	134,505
220,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(d)	8.13%	02/15/2032	222,532
105,000	INEOS Quattro Finance 2 PLC(d)	6.75%	04/15/2030	113,651
145,000	Pinnacle Bidco PLC(e)	8.25%	10/11/2028	164,587
110,000	RAC Bond Co. PLC(e)	5.25%	11/04/2027	137,072
225,000	Vmed O2 UK Financing I PLC(d)	4.75%	07/15/2031	195,827
90,000	Vmed O2 UK Financing I PLC(d)	7.75%	04/15/2032	90,329
140,000	Zegona Finance PLC(e)	6.75%	07/15/2029	159,992
				2,225,412
Ireland - 1.00%
215,000	Adient Global Holdings, Ltd.(d)	7.50%	02/15/2033	201,506
100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	2.13%	08/15/2026	99,963
200,000	Virgin Media O2 Vendor Financing Notes V DAC(d)	7.88%	03/15/2032	252,038
				553,507
Italy - 2.85%
130,000	Castello BC Bidco SpA(c)(d)	3M EUR L + 4.50%	11/14/2031	141,964
100,000	Cedacri SpA(c)(d)	3M EUR L + 4.63%	05/15/2028	108,493
110,000	Cerved Group SpA(c)(e)	3M EUR L + 5.25%	02/15/2029	114,929
115,000	Fedrigoni SpA(c)(e)	3M EUR L + 4.00%	01/15/2030	124,233
94,000	Fibercop SpA(d)	6.38%	11/15/2033	89,837
100,000	Guala Closures SpA(e)	3.25%	06/15/2028	103,278
100,000	IMA Industria Macchine Automatiche SpA(c)(d)	3M EUR L + 3.75%	04/15/2029	108,340
117,859	Inter Media and Communication SpA(e)	6.75%	02/09/2027	129,185
125,000	Irca SpA(c)(d)	3M EUR L + 3.75%	12/15/2029	135,340
220,000	Mooney Group SpA(c)(e)	3M EUR L + 3.88%	12/17/2026	238,036
115,000	Neopharmed Gentili SPA(d)	7.13%	04/08/2030	129,995
150,000	Sammontana Italia SpA(c)(e)	3M EUR L + 3.75%	10/15/2031	162,905
				1,586,535

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Luxembourg - 3.29%
$200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(d)	4.63%	06/01/2028	$188,981
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(e)	3.63%	06/01/2028	102,620
155,000	Aramark International Finance Sarl(d)	4.38%	04/15/2033	164,173
100,000	Cirsa Finance International Sarl(d)	6.50%	03/15/2029	112,505
115,000	Dana Financing Luxembourg Sarl(e)	8.50%	07/15/2031	134,402
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 2.67%	Perpetual Maturity	107,834
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 4.24%	Perpetual Maturity	114,195
150,000	Grand City Properties Finance Sarl(c)(f)	5Y EUR SWAP + 3.51%	Perpetual Maturity	160,335
220,000	Intelsat Jackson Holdings SA(d)	6.50%	03/15/2030	209,559
120,000	Loarre Investments Sarl(e)	6.50%	05/15/2029	133,370
120,000	Rossini Sarl(e)	6.75%	12/31/2029	135,685
100,000	Sani/Ikos Financial Holdings 1 Sarl(d)	7.25%	07/31/2030	111,329
16,000	Telecom Italia Capital SA	6.38%	11/15/2033	15,944
135,000	Telecom Italia Capital SA	7.20%	07/18/2036	135,972
				1,826,904
Netherlands - 1.67%
125,000	Boels Topholding BV(e)	5.75%	05/15/2030	138,896
130,000	Energizer Gamma Acquisition BV(e)	3.50%	06/30/2029	131,158
110,000	Flora Food Management BV(d)	6.88%	07/02/2029	121,024
100,000	Odido Group Holding BV(e)	5.50%	01/15/2030	107,471
115,000	OI European Group BV(d)	5.25%	06/01/2029	125,279
100,000	Telefonica Europe BV(c)(f)	8Y EUR SWAP + 3.62%	Perpetual Maturity	118,826
200,000	Ziggo BV(d)	4.88%	01/15/2030	183,475
				926,129
Spain - 0.35%
180,000	Kaixo Bondco Telecom SA(e)	5.13%	09/30/2029	195,967

Sweden - 0.99%
77,333	Asmodee Group AB(e)	5.75%	12/15/2029	86,951
69,333	Asmodee Group AB(d)	5.75%	12/15/2029	77,957
151,000	Assemblin Caverion Group AB(e)	6.25%	07/01/2030	167,665
200,000	Verisure Midholding AB(e)	5.25%	02/15/2029	216,980
				549,553
United States - 64.41%
40,000	Academy, Ltd.(d)	6.00%	11/15/2027	39,989
165,000	Acadia Healthcare Co., Inc.(d)	7.38%	03/15/2033	165,044
95,000	ACCO Brands Corp.(d)	4.25%	03/15/2029	85,920

See Notes to Financial Statements and Financial Highlights.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$105,000	Acuris Finance US, Inc. / Acuris Finance SARL(d)	5.00%	05/01/2028	$96,536
80,000	Aethon United BR LP / Aethon United Finance Corp.(d)	7.50%	10/01/2029	81,423
160,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	6.75%	04/15/2028	160,726
25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	7.00%	01/15/2031	25,096
315,000	Allied Universal Holdco LLC(d)	7.88%	02/15/2031	319,275
70,000	Alpha Generation LLC(d)	6.75%	10/15/2032	70,099
150,000	AMC Networks, Inc.(d)	10.25%	01/15/2029	155,596
145,000	AMC Networks, Inc.	4.25%	02/15/2029	108,989
50,000	American Airlines, Inc.(d)	7.25%	02/15/2028	49,780
90,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	77,595
185,000	AmeriGas Partners LP / AmeriGas Finance Corp.(d)	9.38%	06/01/2028	183,255
145,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(d)	7.00%	04/15/2030	129,102
235,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	0.25%	06/15/2026	218,961
65,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(d)	5.75%	01/15/2029	53,213
235,000	Arches Buyer, Inc.(d)	4.25%	06/01/2028	214,239
65,000	Arsenal AIC Parent LLC(d)	8.00%	10/01/2030	66,356
75,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	70,417
85,000	Avient Corp.(d)	7.13%	08/01/2030	86,769
70,000	B&G Foods, Inc.	5.25%	09/15/2027	65,723
140,000	B&G Foods, Inc.(d)	8.00%	09/15/2028	140,840
145,000	BellRing Brands, Inc.(d)	7.00%	03/15/2030	149,948
60,000	Big River Steel LLC / BRS Finance Corp.(d) 6.63%		01/31/2029	60,132
387,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	387,511
240,000	Block Communications, Inc.(d)	4.88%	03/01/2028	227,179
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(d)	5.13%	04/15/2029	142,610
500,000	Blue Owl Capital Corp.	3.75%	07/22/2025	497,803
1,242,000	Blue Owl Capital Corp.	3.13%	04/13/2027	1,183,296
105,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.00%	07/15/2029	107,388
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.25%	07/15/2032	62,114
215,000	BlueLinx Holdings, Inc.(d)	6.00%	11/15/2029	202,691
55,000	Boost Newco Borrower LLC(d)	7.50%	01/15/2031	57,293
190,000	Borr IHC, Ltd. / Borr Finance LLC(d)	10.00%	11/15/2028	181,099
105,000	Brinker International, Inc.(d)	8.25%	07/15/2030	110,353
45,000	Buckeye Partners LP(d)	4.50%	03/01/2028	43,213

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$105,000	Buckeye Partners LP(d)	6.88%	07/01/2029	$106,821
175,000	Cable One, Inc.(h)	0.00%	03/15/2026	166,250
70,000	Cablevision Lightpath LLC(d)	3.88%	09/15/2027	66,543
202,000	Cablevision Lightpath LLC(d)	5.63%	09/15/2028	185,958
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.50%	05/01/2026	49,952
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	6.38%	09/01/2029	174,615
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	03/01/2030	111,406
145,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	7.38%	03/01/2031	147,407
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.50%	06/01/2033	213,409
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25%	01/15/2034	111,138
110,000	Celanese US Holdings LLC	5.00%	04/15/2031	118,107
535,000	Celanese US Holdings LLC	6.75%	04/15/2033	519,860
75,000	Chart Industries, Inc.(d)	7.50%	01/01/2030	77,880
35,000	Chart Industries, Inc.(d)	9.50%	01/01/2031	37,390
215,000	Chord Energy Corp.(d)	6.75%	03/15/2033	214,069
40,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	35,590
165,000	CHS/Community Health Systems, Inc.(d)	5.25%	05/15/2030	136,328
230,000	CHS/Community Health Systems, Inc.(d)	10.88%	01/15/2032	226,877
10,000	Churchill Downs, Inc.(d)	4.75%	01/15/2028	9,722
55,000	Churchill Downs, Inc.(d)	5.75%	04/01/2030	53,843
100,000	Churchill Downs, Inc.(d)	6.75%	05/01/2031	100,913
35,000	CITGO Petroleum Corp.(d)	6.38%	06/15/2026	34,956
95,000	Clear Channel Outdoor Holdings, Inc.(d)	5.13%	08/15/2027	91,907
60,000	Clear Channel Outdoor Holdings, Inc.(d)	9.00%	09/15/2028	61,683
65,000	Clear Channel Outdoor Holdings, Inc.(d)	7.88%	04/01/2030	63,791
70,000	Cleveland-Cliffs, Inc.(d)	7.50%	09/15/2031	68,407
280,000	Cleveland-Cliffs, Inc.(d)	7.00%	03/15/2032	269,029
20,000	Cleveland-Cliffs, Inc.(d)	7.38%	05/01/2033	19,212
275,000	Cloud Software Group, Inc.(d)	6.50%	03/31/2029	267,521
210,000	Cloud Software Group, Inc.(d)	8.25%	06/30/2032	213,750
85,000	Clydesdale Acquisition Holdings, Inc.(d)	6.63%	04/15/2029	85,543
35,000	Clydesdale Acquisition Holdings, Inc.(d)	6.88%	01/15/2030	35,309
105,000	CNX Resources Corp.(d)	7.25%	03/01/2032	106,860
70,000	Cogent Communications Group LLC(d)	7.00%	06/15/2027	70,585
150,000	Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.(d)	7.00%	06/15/2027	151,150
25,000	CommScope LLC(d)	7.13%	07/01/2028	22,146
273,000	CommScope LLC(d)	4.75%	09/01/2029	243,052

See Notes to Financial Statements and Financial Highlights.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$145,000	Compass Group Diversified Holdings LLC(d)	5.25%	04/15/2029	$136,904
80,000	Comstock Resources, Inc.(d)	6.75%	03/01/2029	78,329
90,000	Comstock Resources, Inc.(d)	6.75%	03/01/2029	87,548
70,000	Comstock Resources, Inc.(d)	5.88%	01/15/2030	66,198
105,000	Consolidated Communications, Inc.(d)	5.00%	10/01/2028	98,559
155,000	Cornerstone Building Brands, Inc.(d)	9.50%	08/15/2029	129,117
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(d)	6.63%	07/15/2030	66,623
225,000	Cougar JV Subsidiary LLC(d)	8.00%	05/15/2032	232,235
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(d)	7.50%	12/15/2033	263,596
115,000	Crocs, Inc.(d)	4.25%	03/15/2029	107,022
315,000	CSC Holdings LLC(d)	5.50%	04/15/2027	291,922
115,000	CSC Holdings LLC(d)	5.75%	01/15/2030	61,102
25,000	CSC Holdings LLC(d)	5.00%	11/15/2031	11,846
110,000	Cushman & Wakefield US Borrower LLC(d)	8.88%	09/01/2031	116,894
145,000	CVR Energy, Inc.(d)	5.75%	02/15/2028	135,308
125,000	DaVita, Inc.(d)	6.88%	09/01/2032	125,801
80,000	Dcli Bidco LLC(d)	7.75%	11/15/2029	82,424
180,000	Diebold Nixdorf, Inc.(d)	7.75%	03/31/2030	187,032
195,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	189,146
55,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	10.00%	02/15/2031	52,858
65,000	Elastic NV(d)	4.13%	07/15/2029	60,675
100,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(d)	6.38%	12/15/2030	111,455
85,000	Endo Finance Holdings, Inc.(d)	8.50%	04/15/2031	88,721
45,000	EnerSys(d)	6.63%	01/15/2032	45,753
180,000	EQM Midstream Partners LP(d)	4.75%	01/15/2031	173,204
275,000	EquipmentShare.com, Inc.(d)	9.00%	05/15/2028	285,251
65,000	EquipmentShare.com, Inc.(d)	8.00%	03/15/2033	65,515
95,000	EZCORP, Inc.(d)	7.38%	04/01/2032	96,621
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	4.63%	01/15/2029	46,090
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	43,282
90,000	Fiesta Purchaser, Inc.(d)	7.88%	03/01/2031	93,008
130,000	Fiesta Purchaser, Inc.(d)	9.63%	09/15/2032	133,917
10,000	FirstCash, Inc.(d)	4.63%	09/01/2028	9,557
170,000	FirstCash, Inc.(d)	5.63%	01/01/2030	164,972
50,000	FirstCash, Inc.(d)	6.88%	03/01/2032	50,685
160,000	Fortress Intermediate 3, Inc.(d)	7.50%	06/01/2031	161,495

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	71

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Fortress Transportation and Infrastructure Investors LLC(d)	5.50%	05/01/2028	$196,204
23,000	Fortress Transportation and Infrastructure Investors LLC(d)	7.88%	12/01/2030	24,086
650,000	Franklin BSP Capital Corp.	3.25%	03/30/2026	635,048
600,000	Franklin BSP Capital Corp.(d)	7.20%	06/15/2029	617,670
35,000	Freedom Mortgage Corp.(d)	12.25%	10/01/2030	38,594
20,000	Freedom Mortgage Holdings LLC(d)	9.13%	05/15/2031	20,151
105,000	Freedom Mortgage Holdings LLC(d)	8.38%	04/01/2032	102,684
10,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	9,875
20,000	Frontier Communications Holdings LLC(d)	8.75%	05/15/2030	21,084
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(d)	5.25%	12/01/2027	34,734
130,000	Graham Packaging Co., Inc.(d)	7.13%	08/15/2028	127,071
115,000	Great Lakes Dredge & Dock Corp.(d)	5.25%	06/01/2029	104,289
120,000	Greystar Real Estate Partners LLC(d)	7.75%	09/01/2030	125,549
90,000	Gulfport Energy Operating Corp.(d)	6.75%	09/01/2029	91,310
140,000	Hanesbrands, Inc.(d)	9.00%	02/15/2031	147,674
130,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	8.75%	05/01/2029	129,511
115,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	7.88%	05/01/2029	126,416
170,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(d)	5.00%	06/01/2029	159,445
130,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(d)	4.88%	07/01/2031	114,274
30,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	12.25%	04/15/2029	32,405
135,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	4.88%	06/01/2029	104,788
80,000	Howard Midstream Energy Partners LLC(d)	8.88%	07/15/2028	83,483
45,000	HUB International, Ltd.(d)	5.63%	12/01/2029	43,573
80,000	HUB International, Ltd.(d)	7.25%	06/15/2030	82,454
255,000	Hunt Companies, Inc.(d)	5.25%	04/15/2029	243,928
145,000	Imola Merger Corp.(d)	4.75%	05/15/2029	137,821
90,000	Insulet Corp.(d)	6.50%	04/01/2033	91,544
15,000	Iron Mountain, Inc.(d)	5.00%	07/15/2028	14,554
55,000	Iron Mountain, Inc.(d)	7.00%	02/15/2029	56,294
55,000	Iron Mountain, Inc.(d)	5.25%	07/15/2030	52,786
135,000	JB Poindexter & Co., Inc.(d)	8.75%	12/15/2031	138,905
210,000	JELD-WEN, Inc.(d)	7.00%	09/01/2032	186,550
155,000	JetBlue Airways Corp.	0.50%	04/01/2026	146,552
310,000	Kennedy-Wilson, Inc.	4.75%	02/01/2030	277,639

See Notes to Financial Statements and Financial Highlights.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$130,000	Kennedy-Wilson, Inc.	5.00%	03/01/2031	$114,580
230,000	Kinetik Holdings LP(d)	6.63%	12/15/2028	233,828
55,000	Kinetik Holdings LP(d)	5.88%	06/15/2030	54,467
115,000	Kraken Oil & Gas Partners LLC(d)	7.63%	08/15/2029	112,394
50,000	LABL, Inc.(d)	5.88%	11/01/2028	39,442
295,000	LCM Investments Holdings II LLC(d)	8.25%	08/01/2031	306,492
140,000	Level 3 Financing, Inc.(d)	3.75%	07/15/2029	102,547
210,000	Level 3 Financing, Inc.(d)	4.00%	04/15/2031	158,550
14,700	Level 3 Financing, Inc.(d)	10.00%	10/15/2032	14,669
185,000	LFS Topco LLC(d)	5.88%	10/15/2026	181,110
160,000	LifePoint Health, Inc.(d)	8.38%	02/15/2032	161,251
130,000	Lightning Power LLC(d)	7.25%	08/15/2032	133,953
90,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.(d)	6.88%	12/01/2032	89,897
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	47,649
215,000	Marriott Ownership Resorts, Inc.(d)	4.50%	06/15/2029	197,410
110,000	Masterbrand, Inc.(d)	7.00%	07/15/2032	109,923
110,000	Matador Resources Co.(d)	6.88%	04/15/2028	111,475
25,000	Matador Resources Co.(d)	6.50%	04/15/2032	24,796
155,000	Match Group Financeco 2, Inc.(d)	0.88%	06/15/2026	148,911
110,000	Mativ Holdings, Inc.(d)	8.00%	10/01/2029	94,944
110,000	Medline Borrower LP(d)	5.25%	10/01/2029	105,629
135,000	Nabors Industries, Inc.(d)	9.13%	01/31/2030	135,175
100,000	Nabors Industries, Inc.(d)	8.88%	08/15/2031	86,928
30,000	Nabors Industries, Ltd.(d)	7.50%	01/15/2028	27,642
20,000	Nationstar Mortgage Holdings, Inc.(d)	7.13%	02/01/2032	20,793
150,000	NCL Corp., Ltd.(d)	8.13%	01/15/2029	157,883
80,000	NCL Corp., Ltd.(d)	7.75%	02/15/2029	83,427
115,000	NCR Atleos Corp.(d)	9.50%	04/01/2029	124,797
34,000	NCR Voyix Corp.(d)	5.13%	04/15/2029	32,421
245,000	Necessity Retail REIT, Inc. / American Finance Operating Partner LP(d)	4.50%	09/30/2028	231,160
35,000	New Enterprise Stone & Lime Co., Inc.(d)	9.75%	07/15/2028	35,213
135,000	New Enterprise Stone & Lime Co., Inc.(d)	5.25%	07/15/2028	130,598
150,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.13%	02/15/2029	151,170
45,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.38%	02/15/2032	45,151
25,000	Northern Oil & Gas, Inc.(d)	8.13%	03/01/2028	25,087
105,000	Northern Oil & Gas, Inc.(d)	8.75%	06/15/2031	107,227
135,000	Novelis, Inc.(d)	6.88%	01/30/2030	137,020
65,000	NRG Energy, Inc.(d)	5.75%	07/15/2029	64,104
260,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	230,466
5,000	NuStar Logistics LP	6.00%	06/01/2026	5,026
28,000	NuStar Logistics LP	6.38%	10/01/2030	28,329
5,000	Oceaneering International, Inc.	6.00%	02/01/2028	4,951

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	73

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$155,000	Oceaneering International, Inc.	6.00%	02/01/2028	$153,469
115,000	Olympus Water US Holding Corp.(d)	4.25%	10/01/2028	106,378
25,000	Olympus Water US Holding Corp.(d)	9.75%	11/15/2028	25,987
115,000	Olympus Water US Holding Corp.(e)	9.63%	11/15/2028	129,892
65,000	Olympus Water US Holding Corp.(d)	6.25%	10/01/2029	57,113
120,000	Olympus Water US Holding Corp.(d)	7.25%	06/15/2031	117,911
40,000	OneMain Finance Corp.	7.88%	03/15/2030	41,494
20,000	OneMain Finance Corp.	7.13%	11/15/2031	20,136
265,000	ONEOK, Inc.	5.05%	04/01/2045	229,705
210,000	Open Text Holdings, Inc.(d)	4.13%	02/15/2030	191,763
225,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	5.13%	04/30/2031	196,352
220,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	7.88%	05/15/2034	213,824
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	5.00%	08/15/2027	19,671
25,000	Owens-Brockway Glass Container, Inc.(d)	7.25%	05/15/2031	24,438
200,000	Owens-Brockway Glass Container, Inc.(d)	7.38%	06/01/2032	191,131
140,000	Panther Escrow Issuer LLC(d)	7.13%	06/01/2031	142,741
70,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	5.88%	10/01/2028	68,369
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	7.00%	02/01/2030	45,371
175,000	Pebblebrook Hotel Trust	1.75%	12/15/2026	163,975
145,000	Pediatrix Medical Group, Inc.(d)	5.38%	02/15/2030	139,278
235,000	PennyMac Financial Services, Inc.(d)	6.88%	02/15/2033	233,825
75,000	Phinia, Inc.(d)	6.75%	04/15/2029	76,036
165,000	Pike Corp.(d)	8.63%	01/31/2031	174,084
245,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(d)	6.25%	01/15/2028	245,372
165,000	Quikrete Holdings, Inc.(d)	6.75%	03/01/2033	164,399
366,000	QVC, Inc.(d)	6.88%	04/15/2029	251,125
100,000	Railworks Holdings LP / Railworks Rally, Inc.(d)	8.25%	11/15/2028	98,085
100,000	RAY Financing LLC(d)	6.50%	07/15/2031	111,007
145,000	RHP HOTEL PPTY RHP 6 1/2 04/01/32		04/01/2032	144,855
120,000	RHP Hotel Properties LP / RHP Finance Corp.(d)	7.25%	07/15/2028	122,964
40,000	RLJ Lodging Trust LP(d)	4.00%	09/15/2029	35,919
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(d)	4.00%	10/15/2033	64,394
115,000	Rocket Software, Inc.(d)	9.00%	11/28/2028	118,696
135,000	Royal Caribbean Cruises, Ltd.(d)	6.25%	03/15/2032	136,316
170,000	Sally Holdings LLC / Sally Capital, Inc.	6.75%	03/01/2032	170,529

See Notes to Financial Statements and Financial Highlights.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	SCIL IV LLC / SCIL USA Holdings LLC(d)	5.38%	11/01/2026	$98,463
98,000	Sealed Air Corp./Sealed Air Corp US(d)	7.25%	02/15/2031	101,567
141,000	Service Properties Trust(d)	8.63%	11/15/2031	148,845
330,000	Service Properties Trust	8.88%	06/15/2032	326,967
85,000	Sirius XM Radio LLC(d)	5.50%	07/01/2029	82,153
245,000	Sirius XM Radio LLC(d)	4.13%	07/01/2030	217,851
125,000	Sirius XM Radio LLC(d)	3.88%	09/01/2031	107,249
80,000	Six Flags Entertainment Corp.(d)	5.50%	04/15/2027	79,224
95,000	Six Flags Entertainment Corp.(d)	7.25%	05/15/2031	95,426
130,000	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp	5.25%	07/15/2029	123,140
235,000	SM Energy Co.(d)	7.00%	08/01/2032	230,862
255,000	Sotera Health Holdings LLC(d)	7.38%	06/01/2031	259,560
145,000	Specialty Building Products Holdings LLC / SBP Finance Corp.(d)	7.75%	10/15/2029	134,087
22,000	Spectrum Brands, Inc.(d)	3.88%	03/15/2031	18,849
40,000	Standard Industries, Inc.(d)	5.00%	02/15/2027	39,407
85,000	Standard Industries, Inc.(d)	4.75%	01/15/2028	82,355
255,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)	5.00%	06/01/2031	230,472
140,000	Sunoco LP(d)	7.25%	05/01/2032	144,706
105,000	Sunoco LP(d)	6.25%	07/01/2033	105,182
115,000	Talen Energy Supply LLC(d)	8.63%	06/01/2030	122,064
135,000	TMS International Corp.(d)	6.25%	04/15/2029	125,834
70,000	TransDigm, Inc.	4.63%	01/15/2029	66,515
95,000	UKG, Inc.(d)	6.88%	02/01/2031	96,442
115,000	Univision Communications, Inc.(d)	6.63%	06/01/2027	114,143
10,000	Univision Communications, Inc.(d)	7.38%	06/30/2030	9,564
95,000	US Foods, Inc.(d)	7.25%	01/15/2032	98,871
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	30,047
195,000	USA Compression Partners LP / USA Compression Finance Corp.(d)	7.13%	03/15/2029	198,466
135,000	Velocity Vehicle Group LLC(d)	8.00%	06/01/2029	138,650
240,000	Venture Global LNG, Inc.(d)	8.13%	06/01/2028	245,390
110,000	Venture Global LNG, Inc.(d)	9.50%	02/01/2029	118,023
50,000	Venture Global LNG, Inc.(d)	7.00%	01/15/2030	49,295
250,000	Venture Global LNG, Inc.(d)	8.38%	06/01/2031	253,726
50,000	Venture Global LNG, Inc.(d)	9.88%	02/01/2032	53,136
65,000	Vistra Operations Co. LLC(d)	5.00%	07/31/2027	64,051
40,000	Vistra Operations Co. LLC(d)	7.75%	10/15/2031	41,925
140,000	Vistra Operations Co. LLC(d)	6.88%	04/15/2032	142,813
275,000	Vital Energy, Inc.(d)	7.88%	04/15/2032	256,269
40,000	Walgreens Boots Alliance, Inc.	8.13%	08/15/2029	40,875
65,000	Walgreens Boots Alliance, Inc.	4.10%	04/15/2050	56,047

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	75

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$180,000	Walker & Dunlop, Inc.(d)	6.63%	04/01/2033	$179,715
255,000	Wand NewCo 3, Inc.(d)	7.63%	01/30/2032	261,191
245,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/2026	243,122
125,000	Waste Pro USA, Inc.(d)	7.00%	02/01/2033	125,734
50,000	Weatherford International, Ltd.(d)	8.63%	04/30/2030	50,804
120,000	Weekley Homes LLC / Weekley Finance Corp.(d)	4.88%	09/15/2028	113,992
110,000	WESCO Distribution, Inc.(d)	6.63%	03/15/2032	111,724
180,000	Western Midstream Operating LP	5.50%	08/15/2048	157,507
70,000	Williams Scotsman, Inc.(d)	7.38%	10/01/2031	72,131
225,000	Windsor Holdings III LLC(d)	8.50%	06/15/2030	232,455
95,000	WR Grace Holdings LLC(d)	4.88%	06/15/2027	91,871
155,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	133,615
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	5.13%	10/01/2029	67,223
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	7.13%	02/15/2031	56,952
130,000	XPLR Infrastructure LP(d)(h)	0.00%	11/15/2025	125,937
105,000	XPLR Infrastructure Operating Partners LP(d)	7.25%	01/15/2029	103,399
20,000	XPLR Infrastructure Operating Partners LP(d)	8.38%	01/15/2031	19,685
40,000	XPLR Infrastructure Operating Partners LP(d)	8.63%	03/15/2033	38,950
245,000	Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	223,400
35,000	ZF North America Capital, Inc.(d)	6.88%	04/14/2028	34,421
35,000	ZF North America Capital, Inc.(d)	7.13%	04/14/2030	33,726
165,000	ZipRecruiter, Inc.(d)	5.00%	01/15/2030	145,277
				35,822,593

TOTAL HIGH YIELD DEBT
(Cost $49,152,317)				49,149,804

BUSINESS DEVELOPMENT COMPANY NOTES - 0.14%
United States - 0.14%
3,018	MidCap Financial Investment Corp.	8.00%	12/15/2028	77,050

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $76,341)				77,050

See Notes to Financial Statements and Financial Highlights.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

Shares/Description		Value
WARRANTS - 0.01%
United States - 0.01%
100	Nuveen Credit Strategies Income Fund, Strike Price 0.01, Expires 04/30/2025	$3
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.01, Expires 12/31/2049	4,473

TOTAL WARRANTS
(Cost $105,685)		4,476

SHORT-TERM INVESTMENTS - 8.16%
Money Market Fund - 8.16%
4,537,992	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.29%)	4,537,992

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,537,992)		4,537,992

TOTAL INVESTMENTS - 99.83%
(Cost $55,698,892)		$55,519,696
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.17%		94,533
NET ASSETS - 100.00%		$55,614,229

Investment Abbreviations:

CME - Chicago Mercantile Exchange

EURIBOR - Euro Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate Data

Rates:

6M CME TERM - 6 Month CME TERM as of March 31, 2025 was 4.19%

1M SOFR - 1 Month SOFR as of March 31, 2025 was 4.33%

3M SOFR - 3 Month SOFR as of March 31, 2025 was 4.35%

3M EUR L - 3 Month EURIBOR as of March 31, 2025 was 2.34%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of March 31, 2025 was 2.41%

8Y EUR SWAP - 8 year Euro ICE Swap Rate as of March 31, 2025 was 2.53%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	77

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $36,919,006, which represents approximately 66.38% of net assets as of March 31, 2025.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of March 31, 2025, the aggregate fair value of those securities was $4,076,139, representing 7.33% of net assets.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Financial Statements and Financial Highlights.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2025	Fund Delivering	U.S. $ Value at March 31, 2025	Unrealized Appreciation/ (Depreciation)
Bank Of America	4/7/2025	USD	$152,682	EUR	$151,421	$1,261
Bank Of Montreal	4/7/2025	USD	400,817	EUR	400,184	633
Canadian Imperial Bank Of Commerce	4/7/2025	USD	26,097	EUR	25,958	139
State Street Corporation	4/7/2025	USD	32,768	EUR	32,447	321
State Street Corporation	4/7/2025	USD	21,663	EUR	21,632	31
						$2,385

Canadian Imperial Bank Of Commerce	4/7/2025	EUR	129,789	USD	130,014	$(225)
Wells Fargo	4/7/2025	EUR	56,837	USD	57,389	(552)
Wells Fargo	4/7/2025	GBP	21,701	USD	21,733	(32)
State Street Corporation	4/7/2025	GBP	167,925	USD	168,413	(488)
Canadian Imperial Bank Of Commerce	4/7/2025	USD	7,603,165	EUR	7,799,160	(195,995)
Canadian Imperial Bank Of Commerce	4/7/2025	USD	1,177,548	GBP	1,196,703	(19,155)
						$(216,447)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	79

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2025 (Unaudited)

ASSETS:
Investment in securities:
At cost	$38,840,476
At value	$42,446,883

Foreign currency, at value (Cost $278)	289
Receivable for fund investments sold	64,003
Interest receivable	41,097
Dividends receivable	29,521
Receivable for fund shares sold	9,868
Prepaid expenses and other assets	2,318
Total Assets	42,593,979
LIABILITIES:
Payable for fund investments purchased	157,122
Payable for fund shares redeemed	12,999
Payable to Adviser	36,751
Payable for fund accounting and administration fees	5,327
Accrued 12b-1 fees - Class R Shares	3,314
Payable for custodian fees	87
Payable for audit fees	14,649
Payable to transfer agent	5,378
Other accrued expenses	7,645
Total Liabilities	243,272
Net Assets	$42,350,707
NET ASSETS CONSIST OF:
Paid-in capital	$42,644,723
Total distributable earnings/(accumulated deficit)	(294,016)
Net Assets	$42,350,707
PRICING OF SHARES:
Class I Shares
Net Assets	$27,091,074
Shares of common stock outstanding
(unlimited number of shares, no par value)	3,604,355
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.52
Class R Shares
Net Assets	$15,259,633
Shares of common stock outstanding
(unlimited number of shares, no par value)	2,026,833
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.53

See Notes to Financial Statements and Financial Highlights.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2025 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,321,147,401
At value	$1,212,555,518

Investment in affiliates:
At cost	40,804,237
At value	37,260,356
Foreign currency, at value (Cost $519)	517
Interest receivable	7,498,917
Receivable for fund shares sold	1,836,698
Receivable for fund investments sold	1,277,554
Dividends receivable	1,005,412
Deposit with broker for futures contracts	253,616
Prepaid expenses and other assets	73,506
Total Assets	1,261,762,094
LIABILITIES:
Payable for fund investments purchased	5,357,035
Payable for fund shares redeemed	1,721,176
Payable to Adviser	784,481
Payable for fund accounting and administration fees	155,358
Variation margin payable	18,031
Accrued 12b-1 fees - Class R Shares	10,580
Payable for custodian fees	11,340
Payable for audit fees	46,663
Payable to transfer agent	22,297
Other accrued expenses	48,439
Total Liabilities	8,175,400
Commitments and Contingencies (Note 5)
Net Assets	$1,253,586,694
NET ASSETS CONSIST OF:
Paid-in capital	$1,550,621,256
Total distributable earnings/(accumulated deficit)	(297,034,562)
Net Assets	$1,253,586,694

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	81

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2025 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$1,204,448,366
Shares of common stock outstanding
(unlimited number of shares, no par value)	135,892,301
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.86
Class R Shares
Net Assets	$49,138,328
Shares of common stock outstanding
(unlimited number of shares, no par value)	5,531,479
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.88

See Notes to Financial Statements and Financial Highlights.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2025 (Unaudited)

ASSETS:
Investment in securities:
At cost	$55,698,892
At value	$55,519,696

Foreign currency, at value (Cost $167,870)	167,908
Interest receivable	819,930
Receivable for fund investments sold	50,537
Unrealized appreciation on forward foreign currency contracts	2,385
Receivable for fund shares sold	783
Prepaid expenses and other assets	18,779
Total Assets	56,580,018
LIABILITIES:
Payable for fund investments purchased	653,997
Unrealized depreciation on forward foreign currency contracts	216,446
Payable to Adviser	38,092
Payable for fund accounting and administration fees	33,096
Accrued 12b-1 fees - Class R Shares	875
Payable for custodian fees	3,966
Payable for audit fees	14,700
Payable to transfer agent	3,538
Other accrued expenses	1,079
Total Liabilities	965,789
Net Assets	$55,614,229
NET ASSETS CONSIST OF:
Paid-in capital	$63,170,223
Total distributable earnings/(accumulated deficit)	(7,555,994)
Net Assets	$55,614,229
PRICING OF SHARES:
Class I Shares
Net Assets	$51,498,440
Shares of common stock outstanding
(unlimited number of shares, no par value)	5,930,173
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.68
Class R Shares
Net Assets	$4,115,789
Shares of common stock outstanding
(unlimited number of shares, no par value)	474,392
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.68

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	83

RiverNorth Core Opportunity Fund

Statement of Operations	For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,097,476
Interest income	51,866
Total Investment Income	2,149,342

EXPENSES:
Investment Adviser fee	222,675
Transfer agent expenses	28,124
Accounting and administration fee	22,721
Registration expenses	22,208
12b-1 fees - Class R Shares	19,760
Audit expenses	14,449
Compliance expense	10,380
Printing expenses	5,642
Facility loan fees	3,953
Legal expenses	3,766
Trustee expenses	2,423
Custodian expenses	1,793
Insurance expenses	937
Miscellaneous expenses	3,084
Total Expenses	361,915
Net Investment Income	1,787,427

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	128,934
Net realized gain	128,934
Net change in unrealized appreciation/depreciation on:
Investments	(1,565,668)
Translation of assets and liabilities denominated in foreign currencies	(9)
Net change in unrealized appreciation/depreciation	(1,565,677)
Net Realized and Unrealized Loss on Investments	(1,436,743)
Net Increase in Net Assets Resulting from Operations	$350,684

See Notes to Financial Statements and Financial Highlights.

84	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$10,973,283
Dividend income from affiliated securities	1,349,364
Interest income	26,610,511
Foreign taxes withheld	(601)
Total Investment Income	38,932,557

EXPENSES:
Investment Adviser fee	4,670,391
Accounting and administration fee	546,296
Facility loan fees	111,410
Legal expenses	100,171
Transfer agent expenses	72,135
Trustee expenses	67,584
12b-1 fees - Class R Shares	64,918
Compliance expense	55,832
Printing expenses	48,322
Audit expenses	31,859
Registration expenses	30,873
Custodian expenses	23,584
Insurance expenses	10,909
Miscellaneous expenses	36,736
Total expenses	5,871,020
Less fees waived/reimbursed by Investment Adviser:	(106,586)
Net Expenses	5,764,434
Net Investment Income	33,168,123

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(4,287,675)
Futures Contracts	707,471
Net realized loss	(3,580,204)
Net change in unrealized appreciation/depreciation on:
Investments	(13,634,033)
Affiliated Investments	(1,908,188)
Futures Contracts	44,838
Translation of assets and liabilities denominated in foreign currencies	(15)
Net change in unrealized appreciation/depreciation	(15,497,398)
Net Realized and Unrealized Loss on Investments	(19,077,602)
Net Increase in Net Assets Resulting from Operations	$14,090,521

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	85

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$142,534
Interest income	1,804,809
Other income	16,233
Total Investment Income	1,963,576

EXPENSES:
Investment Adviser fee	279,019
Accounting and administration fee	71,109
Transfer agent expenses	20,753
Registration expenses	19,827
Audit expenses	14,513
Compliance expense	10,812
Custodian expenses	6,035
12b-1 fees - Class R Shares	5,054
Facility loan fees	5,003
Legal expenses	4,707
Printing expenses	4,076
Trustee expenses	2,978
Insurance expenses	497
Miscellaneous expenses	5,303
Total expenses	449,686
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(62,997)
Class R Shares	(4,915)
Net Expenses	381,774
Net Investment Income	1,581,802

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(159,821)
Forward foreign currency contracts	427,364
Translation of assets and liabilities denominated in foreign currencies	7,625
Net realized gain	275,168
Net change in unrealized appreciation/depreciation on:
Investments	(1,126,106)
Forward foreign currency contracts	(153,471)
Translation of assets and liabilities denominated in foreign currencies	509
Net change in unrealized appreciation/depreciation	(1,279,068)
Net Realized and Unrealized Loss on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(1,003,900)
Net Increase in Net Assets Resulting from Operations	$577,902

See Notes to Financial Statements and Financial Highlights.

86	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,787,427	$1,191,185
Net realized gain	128,934	1,118,215
Long-term capital gains from other investment companies	–	7,043
Net change in unrealized appreciation/depreciation on investments	(1,565,677)	7,775,920
Net increase in net assets resulting from operations	350,684	10,092,363

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(945,979)	(1,512,964)
Class R shares	(502,154)	(838,913)
Net decrease in net assets from distributions to shareholders	(1,448,133)	(2,351,877)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	480,893	2,025,510
Reinvestment of distributions	879,656	1,385,727
Cost of shares redeemed	(3,093,956)	(5,391,971)
Net decrease in net assets from capital share transactions	(1,733,407)	(1,980,734)
Class R Shares
Proceeds from shares sold	33,293	260,679
Reinvestment of distributions	497,425	830,330
Cost of shares redeemed	(1,006,979)	(4,411,797)
Net decrease in net assets from capital share transactions	(476,261)	(3,320,788)
Net Increase/(Decrease) in Net Assets	(3,307,117)	2,438,964

NET ASSETS:
Beginning of period/year	$45,657,824	$43,218,860
End of period/year	$42,350,707	$45,657,824

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	87

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	62,440	285,587
Shares issued in reinvestment of distributions	115,153	190,089
Shares redeemed	(401,324)	(747,875)
Net decrease from share transactions	(223,731)	(272,199)

Class R Shares
Shares sold	4,328	36,705
Shares issued in reinvestment of distributions	65,002	113,920
Shares redeemed	(131,136)	(604,103)
Net decrease from share transactions	(61,806)	(453,478)

See Notes to Financial Statements and Financial Highlights.

88	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$33,168,123	$54,631,993
Net realized loss	(3,580,204)	(46,370,084)
Net change in unrealized appreciation/depreciation on investments	(15,497,398)	181,772,327
Net increase in net assets resulting from operations	14,090,521	190,034,236

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(38,818,358)	(50,340,006)
Class R shares	(1,606,272)	(2,244,260)
From tax return of capital
Class I shares	–	(20,751,276)
Class R shares	–	(925,134)
Net decrease in net assets from distributions to shareholders	(40,424,630)	(74,260,676)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	135,730,802	409,004,876
Reinvestment of distributions	31,896,640	58,872,004
Cost of shares redeemed	(161,120,555)	(521,923,520)
Net increase/(decrease) in net assets from capital share transactions	6,506,887	(54,046,640)
Class R Shares
Proceeds from shares sold	2,582,013	17,638,577
Reinvestment of distributions	1,532,411	3,027,646
Cost of shares redeemed	(10,695,200)	(28,045,803)
Net decrease in net assets from capital share transactions	(6,580,776)	(7,379,580)
Net Increase/(Decrease) in Net Assets	(26,407,998)	54,347,340

NET ASSETS:
Beginning of period/year	$1,279,994,692	$1,225,647,352
End of period/year	$1,253,586,694	$1,279,994,692

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	89

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	15,280,785	47,481,336
Shares issued in reinvestment of distributions	3,602,029	6,776,917
Shares redeemed	(18,124,786)	(60,912,349)
Net increase/(decrease) from share transactions	758,028	(6,654,096)

Class R Shares
Shares sold	289,146	2,012,138
Shares issued in reinvestment of distributions	172,664	347,941
Shares redeemed	(1,200,429)	(3,239,310)
Net decrease from share transactions	(738,619)	(879,231)

See Notes to Financial Statements and Financial Highlights.

90	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,581,802	$3,212,304
Net realized gain/(loss)	275,168	(496,627)
Net change in unrealized appreciation/depreciation	(1,279,068)	3,997,197
Net increase in net assets resulting from operations	577,902	6,712,874

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(1,882,079)	(2,698,026)
Class R Shares	(142,519)	(195,771)
From tax return of capital
Class I Shares	–	(734,921)
Class R Shares	–	(54,197)
Net decrease in net assets from distributions to shareholders	(2,024,598)	(3,682,915)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	37,877	1,231,613
Reinvestment of distributions	1,882,012	3,432,207
Cost of shares redeemed	(874,000)	(5,170,779)
Net increase/(decrease) in net assets from capital share transactions	1,045,889	(506,959)

Class R Shares
Proceeds from shares sold	298,687	653,125
Reinvestment of distributions	141,750	249,143
Cost of shares redeemed	(234,604)	(705,799)
Net increase in net assets from capital share transactions	205,833	196,469

Net Increase/(Decrease) in Net Assets	(194,974)	2,719,469

NET ASSETS:
Beginning of period/year	$55,809,203	$53,089,734
End of period/year	$55,614,229	$55,809,203

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	91

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	4,282	141,620
Shares issued in reinvestment of distributions	213,669	393,377
Shares redeemed	(98,879)	(592,493)
Net increase/(decrease) from share transactions	119,072	(57,496)

Class R Shares
Shares sold	33,845	74,812
Shares issued in reinvestment of distributions	16,110	28,575
Shares redeemed	(26,553)	(81,561)
Net increase from share transactions	23,402	21,826

See Notes to Financial Statements and Financial Highlights.

92	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(b)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)

Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)

Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

94	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$7.71		$6.50	$6.12	$9.30	$7.43	$8.05

0.31		0.20	0.31	0.17	0.28	0.16
(0.25)		1.39	0.38	(1.40)	2.11	(0.41)
0.06		1.59	0.69	(1.23)	2.39	(0.25)

(0.25)		(0.38)	(0.29)	(0.28)	(0.39)	(0.19)
–		–	–	(1.61)	(0.13)	(0.18)
–		–	(0.02)	(0.06)	–	–
(0.25)		(0.38)	(0.31)	(1.95)	(0.52)	(0.37)
–		–	–	–	–	–
(0.19)		1.21	0.38	(3.18)	1.87	(0.62)
$7.52		$7.71	$6.50	$6.12	$9.30	$7.43
0.83	%(c)	25.02%	11.37%	(16.70%)	32.96%	(3.00%)

$27,091		$29,523	$26,662	$27,196	$54,868	$49,994

N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

1.54	%(e)	1.58%	1.49%	1.39%	1.33%	1.29%

1.54	%(e)	1.58%	1.49%	1.39%	1.33%	1.29%

8.11	%(e)	2.72%	4.75%	2.17%	3.19%	2.10%

8.11	%(e)	2.72%	4.75%	2.17%	3.19%	2.10%
19	%(c)	41%	60%	106%	182%	110%

See Notes to Financial Statements and Financial Highlights

Semi-Annual Report | March 31, 2025	95

RiverNorth Core Opportunity Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.

96	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value - end of period
Total Return(b)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)

Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

98	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$7.73		$6.51	$6.13	$9.31	$7.44	$8.06

0.30		0.18	0.30	0.14	0.25	0.15
(0.25)		1.41	0.38	(1.39)	2.12	(0.42)
0.05		1.59	0.68	(1.25)	2.37	(0.27)

(0.25)		(0.37)	(0.28)	(0.26)	(0.37)	(0.18)
–		–	–	(1.61)	(0.13)	(0.17)
–		–	(0.02)	(0.06)	–	–
(0.25)		(0.37)	(0.30)	(1.93)	(0.50)	(0.35)
–		–	–	–	–	–
(0.20)		1.22	0.38	(3.18)	1.87	(0.62)
$7.53		$7.73	$6.51	$6.13	$9.31	$7.44
0.58	%(c)	24.83%	11.07%	(16.88%)	32.58%	(3.24%)

$15,260		$16,135	$16,557	$17,380	$25,705	$27,213

N/A	(e)	N/A	N/A	N/A	N/A	N/A
N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

1.79	%(e)	1.84%	1.74%	1.64%	1.58%	1.54%
1.79	%(e)	1.84%	1.74%	1.64%	1.58%	1.54%

7.87	%(e)	2.45%	4.51%	1.86%	2.88%	1.93%

7.87	%(e)	2.45%	4.51%	1.86%	2.88%	1.93%
19	%(c)	41%	60%	106%	182%	110%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	99

RiverNorth Core Opportunity Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.

100	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)

Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)

Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

102	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$9.05		$8.23	$8.51	$10.52	$10.20	$10.33

0.24		0.39	0.44	0.21	0.38	0.45
(0.14)		0.96	(0.14)	(1.64)	0.38	(0.10)
0.10		1.35	0.30	(1.43)	0.76	0.35

(0.29)		(0.37)	(0.06)	(0.58)	(0.44)	(0.46)
–		(0.16)	(0.52)	–	–	(0.02)
(0.29)		(0.53)	(0.58)	(0.58)	(0.44)	(0.48)
–		–	–	–	–	–
(0.19)		0.82	(0.28)	(2.01)	0.32	(0.13)
$8.86		$9.05	$8.23	$8.51	$10.52	$10.20

1.14	%(c)	16.82%	3.50%	(14.04%)	7.52%	3.51%

$1,204,448		$1,223,115	$1,166,687	$1,267,978	$1,894,398	$1,686,872

N/A	(e)	N/A	N/A	N/A	N/A	N/A
N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

0.93	%(e)	0.95%	0.91%	0.88%	0.87%	0.87%
0.92	%(e)	0.94%	0.90%	0.87%	0.86%	0.87%

5.32	%(e)	4.44%	5.18%	2.10%	3.66%	4.42%

5.34	%(e)	4.45%	5.18%	2.10%	3.66%	4.42%
24	%(c)	84%	68%	104%	100%	81%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	103

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.

104	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)

Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)

Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

106	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$9.07		$8.25	$8.53	$10.54	$10.22	$10.35

0.22		0.36	0.38	0.17	0.36	0.43
(0.13)		0.97	(0.10)	(1.63)	0.37	(0.10)
0.09		1.33	0.28	(1.46)	0.73	0.33

(0.28)		(0.36)	(0.06)	(0.55)	(0.41)	(0.44)
–		(0.15)	(0.50)	–	–	(0.02)
(0.28)		(0.51)	(0.56)	(0.55)	(0.41)	(0.46)
–		–	–	–	–	–
(0.19)		0.82	(0.28)	(2.01)	0.32	(0.13)
$8.88		$9.07	$8.25	$8.53	$10.54	$10.22

1.02	%(c)	16.50%	3.24%	(14.23%)	7.23%	3.24%

$49,138		$56,879	$58,961	$70,390	$140,863	$129,355

N/A	(e)	N/A	N/A	N/A	N/A	N/A
N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

1.18	%(e)	1.20%	1.17%	1.13%	1.12%	1.12%
1.16	%(e)	1.19%	1.15%	1.12%	1.11%	1.12%

5.03	%(e)	4.14%	4.47%	1.67%	3.41%	4.18%

5.05	%(e)	4.16%	4.47%	1.67%	3.42%	4.18%
24	%(c)	84%	68%	104%	100%	81%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	107

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.

108	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)

Ratio of net investment income to average net assets including fee waivers and reimbursements(d)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)

Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

110	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$8.91		$8.43	$8.26	$9.53	$9.09	$9.55

0.25		0.52	0.50	0.33	0.33	0.34
(0.16)		0.56	0.35	(1.27)	0.44	(0.35)
0.09		1.08	0.85	(0.94)	0.77	(0.01)

(0.32)		(0.47)	(0.66)	(0.33)	(0.33)	(0.37)
–		(0.13)	(0.02)	–	–	(0.08)
(0.32)		(0.60)	(0.68)	(0.33)	(0.33)	(0.45)
–		–	–	–	–	–
(0.23)		0.48	0.17	(1.27)	0.44	(0.46)
$8.68		$8.91	$8.43	$8.26	$9.53	$9.09

1.03	%(c)	13.16%	10.59%	(10.03%)	8.55%	(0.02%)

$51,498		$51,793	$49,475	$44,223	$41,386	$40,375

1.59	%(e)	1.64%	1.57%	1.62%	1.75%	N/A
1.35	%(e)	1.35%	1.35%	1.35%	1.35%	N/A

5.44	%(e)	5.66%	5.72%	3.38%	3.07%	N/A

5.69	%(e)	5.95%	5.94%	3.65%	3.47%	N/A

1.59	%(e)	1.64%	1.57%	1.62%	1.75%	1.69%
1.35	%(e)	1.35%	1.35%	1.35%	1.35%	1.35%

5.44	%(e)	5.66%	5.72%	3.38%	3.07%	3.43%

5.69	%(e)	5.95%	5.94%	3.65%	3.47%	3.78%
23	%(c)	57%	75%	57%	72%	80%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	111

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.

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Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)

Ratio of net investment income to average net assets including fee waivers and reimbursements(d)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)

Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

114	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020

$8.90		$8.42	$8.25	$9.52	$9.08	$9.54

0.24		0.50	0.48	0.31	0.30	0.32
(0.15)		0.55	0.35	(1.27)	0.45	(0.36)
0.09		1.05	0.83	(0.96)	0.75	(0.04)

(0.31)		(0.45)	(0.64)	(0.31)	(0.31)	(0.35)
–		(0.12)	(0.02)	–	–	(0.07)
(0.31)		(0.57)	(0.66)	(0.31)	(0.31)	(0.42)
–		–	–	–	–	–
(0.22)		0.48	0.17	(1.27)	0.44	(0.46)
$8.68		$8.90	$8.42	$8.25	$9.52	$9.08

1.01	%(c)	12.88%	10.33%	(10.27%)	8.31%	(0.27%)

$4,116		$4,016	$3,615	$3,845	$4,548	$4,989

1.84	%(e)	1.90%	1.82%	1.88%	2.00%	N/A
1.60	%(e)	1.60%	1.60%	1.60%	1.60%	N/A

5.19	%(e)	5.41%	5.46%	3.10%	2.83%	N/A

5.44	%(e)	5.71%	5.69%	3.37%	3.22%	N/A

1.84	%(e)	1.90%	1.82%	1.88%	2.00%	1.95%
1.60	%(e)	1.60%	1.60%	1.60%	1.60%	1.60%

5.19	%(e)	5.41%	5.46%	3.10%	2.83%	3.19%

5.44	%(e)	5.71%	5.69%	3.37%	3.22%	3.53%
23	%(c)	57%	75%	57%	72%	80%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	115

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.

116	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two classes of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC ("RiverNorth" or the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth. The High Income Fund’s sub-adviser is Oaktree Fund Advisors, LLC (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements and financial highlights are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements and financial highlights during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements and financial highlights may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements and financial highlights have been prepared as of the close of the New York Stock Exchange (“NYSE” or the "Exchange") on March 31, 2025.

Semi-Annual Report | March 31, 2025	117

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and financial highlights, and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities ("IO Strips") are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the six months ended March 31, 2025, no foreign capital gains tax was accrued or paid by the Funds.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds, please refer to the prospectus of each Fund.

Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended March 31, 2025, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Semi-Annual Report | March 31, 2025	119

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Segment Reporting: In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Funds’ financial position nor the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Financial Officer, acting as the Funds’ CODM, has determined that the Funds have each operated as a single segment since inception. The CODM monitors the operating results of each Fund, as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each Fund’s portfolio management team. The financial information, in the form of each Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess each Fund’s performance versus its benchmark and to make resource allocation decisions for each Fund’s segment, which is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to the Funds’ portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, warrants, closed-end funds, exchange traded funds, preferred stocks, and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized as Level 1 securities.

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development companies-preferred shares and notes, bank loans, collateralized loan obligations, equity-linked notes, mortgage-backed securities, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Semi-Annual Report | March 31, 2025	121

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The following is a summary of the inputs used at March 31, 2025 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$31,765,931	$–	$–	$31,765,931
Closed-End Funds - Preferred Shares	382,841	–	–	382,841
Business Development Companies	280,028	–	–	280,028
Exchange Traded Funds	3,564,535	–	–	3,564,535
U.S. Corporate Bonds	–	703,477	–	703,477
Rights	3	–	–	3
Warrants	1,353	354	–	1,707
Short-Term Investments	5,748,361	–	–	5,748,361
Total	$41,743,052	$703,831	$–	$42,446,883

Semi-Annual Report | March 31, 2025	123

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$185,418,319	$4,325,207	$–	$189,743,526
Closed-End Funds - Preferred Shares	7,676,003	–	–	7,676,003
Business Development Companies	3,101,952	–	–	3,101,952
Business Development Companies - Preferred Shares	8,715,699	3,643,177	–	12,358,876
Common Stocks	–	12,036	3	12,039
Open-End Funds	37,260,356	–	–	37,260,356
Preferred Stocks	529,327	–	–	529,327
Business Development Company Notes	–	2,304,454	–	2,304,454
Foreign Corporate Bonds	–	28,881,474	–	28,881,474
U.S. Corporate Bonds	–	152,325,499	–	152,325,499
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,025,266	–	1,025,266
Bank Loans	–	19,773,057	–	19,773,057
Collateralized Loan Obligations	–	62,118,766	–	62,118,766
Equity - Linked Notes	–	–	–***	–
Non-Agency Collateralized Mortgage Obligations	–	225,033,362	–	225,033,362
U.S. Government Bonds and Notes	–	98,721,012	–	98,721,012
Rights	3	–	–	3
Mortgage-Backed Securities	–	50,573,964	–	50,573,964
U.S. Government / Agency Mortgage Backed Securities	–	281,027,785	–	281,027,785
Warrants	–	1	–	1
Short-Term Investments	77,349,152	–	–	77,349,152
Total	$320,050,811	$929,765,060	$3	$1,249,815,874

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Future Contracts	$168,909	$–	$–	$168,909
Liabilities
Future Contract	$(131,525)	$–	$–	$(131,525)
Total	$37,384	$–	$–	$37,384

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Company Notes	$77,050	$–	$–	$77,050
Closed-End Funds	908,500	–	–	908,500
Common Stocks	–	–	89,538	89,538
Bank Loans	–	752,336	–	752,336
High Yield Debt	–	49,149,804	–	49,149,804
Warrants	3	4,473	–	4,476
Short-Term Investments	4,537,992	–	–	4,537,992
Total	$5,523,545	$49,906,613	$89,538	$55,519,696

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$2,385	$–	$2,385
Liabilities
Forward Foreign Currency Contracts	$–	$(216,447)	$–	$(216,447)
Total	$–	$(214,062)	$–	$(214,062)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.

**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2024	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2025	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2025
High Income Fund
Common Stocks	$88,812	$–	$–	$–	$726	$–	$–	$–	$–	$89,538	$726
	$88,812	$–	$–	$–	$726	$–	$–	$–	$–	$89,538	$726

Semi-Annual Report | March 31, 2025	125

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2025:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$89,538	Market Comparable Companies	EBITDA Multiple	4.0x-4.8x (4.4x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities; they also allow the Funds to enter into various types of derivative contracts such as futures and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

Semi-Annual Report | March 31, 2025	127

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2025, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2025:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$2,385
Strategic Income Fund	Interest rate risk (Future contracts)*	Variation margin receivable	$168,909

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(216,447)
Strategic Income Fund	Interest rate risk (Future contracts)*	Variation margin receivable	$(131,525)

*	Fair Value represents the cumulative unrealized appreciation (depreciation) on open futures contracts as reported in the Fund’s Schedule of Investments. Only the variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as variation margin receivable.

Semi-Annual Report | March 31, 2025	129

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2025:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/ Net change in unrealized appreciation/depreciation on Forward Foreign Currency Contracts	$(143,277)	$(179,185)
Strategic Income Fund	Interest rate risk (Future contracts)	Net realized gain/(loss) on Futures Contracts / Net change in unrealized appreciation/depreciation on Futures Contracts	$748,717	$1,083,209

The derivative financial instruments’ average monthly notional amount during the six months ended March 31, 2025, is noted below.

Fund	Average Monthly Notional Amount of Futures Contracts	Average Monthly Notional of Futures Contracts Sold	Average Monthly Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$–	$–	$7,825,686
Strategic Income Fund	$23,893,266	$8,922,266	$–

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2025.

Offsetting of Derivatives Asset

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$2,385	$–	$2,385	$(2,385)	$–	$–
Total	$2,385	$–	$2,385	$(2,385)	$–	$–

Offsetting of Derivatives Liability

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$216,447	$–	$216,447	$(2,385)	$–	$214,062
Total	$216,447	$–	$216,447	$(2,385)	$–	$214,062

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Semi-Annual Report | March 31, 2025	131

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

As of March 31, 2025, the Funds had the following unfunded loan commitments outstanding, as detailed below:

Fund	Borrower	Amount
RiverNorth/Oaktree High Income Fund	ASP Unifrax	$116,110
		$116,110

The Funds may commit to an investment that has yet to fund because the applicable deal has not closed. Additionally, the Adviser or its affiliates may commit to an investment that it intends to allocate to the Funds for which certain terms are not yet finalized at the time of the commitment and as such the Fund’s allocation may change prior to the date of funding. In this regard, a Fund may have to fund additional commitments in the future that it is currently not obligated to fund. Such investments are not included in the unfunded commitments outstanding table above.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

6. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

For the six months ended March 31, 2025, the Adviser earned fees of $222,675, $4,670,391, and $279,019, for the Core Opportunity Fund, the Strategic Income Fund, and the High Income Fund, respectively. Of those advisor fees, $36,751, $784,481, and $38,092 remained payable for the Core Opportunity Fund, the Strategic Income Fund, and the High Income Fund, respectively, as of March 31, 2025. The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2026 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Board on 60 days’ written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board. The recoupment period is limited to three years from the time the expenses were waived or incurred, and such recoupment is limited to the lesser of (i) the expense cap in effect at the time of the waiver, and (ii) the expense cap in effect at the time of recapture.

For the six months ended March 31, 2025, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2025	2026	2027	2028
High Income Fund
Class I	$32,317	$109,573	$147,345	$62,997
Class R	$3,181	$8,271	$11,201	$4,915
Total	$35,498	$117,844	$158,546	$67,912

Semi-Annual Report | March 31, 2025	133

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses in an amount equal to the sum of any acquired fund fees and expenses, if any, incurred by the Strategic Income Fund that are attributable to the Strategic Income Fund’s investment in acquired funds managed by the Adviser or an investment adviser controlling, controlled by, or under common control with the Adviser until at least January 31, 2026. This contractual agreement will continue automatically for successive annual periods unless terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser.

For the six months ended March 31, 2025, the Adviser waived $106,586 in affiliated management fees attributable to the Strategic Income Fund related to the Fund's investment in an affiliated fund, the High Income Fund. The Investment Adviser Fee disclosed on the Strategic Income Fund's Statement of Operations is reflective of this waiver of affiliated management fees. The waived fees are not subject to recoupment by the Adviser.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser, out of its own fee, is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS receives an annual fee based on the Funds' average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc., an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Trustees who are “interested persons” of the Trust receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $28,000 per year, plus $2,000 per meeting and $1,500 per special meeting attended from the Trust. In addition, the lead Independent Director receives $1,333 annually, the Chair of the Audit Committee receives $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives $667 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS.

The Trust's officers receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Chief Compliance Officer ("CCO") provides compliance services to the Trust and is also an employee and CCO of the Adviser. The CCO receives compensation directly from the Adviser for his compliance services. The Trust reimburses the Adviser for certain compliance costs related to the Funds, inclusive of a portion of the CCO's compensation. The expenses of the CCO are reflected as Compliance expenses in the Statements of Operations.

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2024, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund	$2,254,209	$97,668	$–	$–	$2,351,877
Strategic Income Fund	52,584,266	–	–	21,676,410	74,260,676
High Income Fund	2,893,797	–	–	789,118	3,682,915

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2024, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Total Distributable Earnings
Core Opportunity Fund	$(289,113)	$289,113
Strategic Income Fund	(8,831,531)	8,831,531
High Income Fund	(30,809)	30,809

Semi-Annual Report | March 31, 2025	135

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

At September 30, 2024, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$294,371	$(2,872,252)	$3,381,314	$–	$803,433
Strategic Income Fund	–	(185,507,111)	(85,193,342)	–	(270,700,453)
High Income Fund	–	(6,640,626)	921,657	(390,329)	(6,109,298)

Capital Losses: As of September 30, 2024, the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
Core Opportunity Fund	$1,610,695	$1,261,557
Strategic Income Fund	54,423,518	131,083,593
High Income Fund	940,123	5,700,503

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2025, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$5,137,985	$(1,531,580)	$3,606,405	$38,840,478
Strategic Income Fund*	30,629,819	(142,885,175)	(112,255,356)	1,362,108,613
High Income Fund*	918,720	(1,099,068)	(180,348)	55,700,044

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to passive foreign investment companies, wash sales, forward contract mark to market, tax treatment of premium amortization and tax treatment of certain other investments.

The High Income Fund elects to defer to the period ending September 30, 2025, late year ordinary losses in the amount of $390,329.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2025, excluding U.S. government obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$7,487,878	$7,767,200
Strategic Income Fund	285,835,184	296,527,063
High Income Fund	17,711,794	11,501,401

Investment Transactions in long term U.S. government obligations for the six months ended March 31, 2025 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$–	$1,000,000

9. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2025 were as follows:

Strategic Income Fund

Security Name	Market Value as of October 1, 2024	Purchases	Sales	Change in Unrealized Gain (Loss)	Return of Capital	Realized Gain/Loss	Market Value as of March 31, 2025	Share Balance as of March 31, 2025	Dividends
RiverNorth/Oaktree High Income Fund – Class I	$36,877,835	$1,349,364	$–	$(966,843)	$–	$–	$37,260,356	4,290,641	$1,349,364
	$36,877,835	$1,349,364	$–	$(966,843)	$–	$–	$37,260,356	4,290,641	$1,349,364

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was most recently amended on March 25, 2025. The Revolving Credit Agreement expires on March 24, 2026. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the Overnight Bank Funding Rate in effect on the day the loan is made plus 1.25%, which was 6.08% at March 31, 2025. For the six months ended March 31, 2025, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

Semi-Annual Report | March 31, 2025	137

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

For the six months ended March 31, 2025, the Funds had no borrowings under the Revolving Credit Agreement.

11. BENEFICIAL OWNERSHIP

On March 31, 2025, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2025, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund – Class I	Pershing	46.23%
Core Opportunity Fund – Class R	Charles Schwab & Company, Inc.	52.84%
Core Opportunity Fund – Class R	National Financial Services, LLC	26.77%
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	46.10%
Strategic Income Fund – Class R	Charles Schwab & Company, Inc.	69.86%
High Income Fund – Class I	RiverNorth/DoubleLine Strategic Income Fund	72.36%
High Income Fund – Class R	Charles Schwab & Company, Inc.	89.14%

12. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13. SUBSEQUENT EVENTS

The Trust has performed an evaluation of subsequent events through the date the financial statements and financial highlights were issued and has determined that no additional items require recognition or disclosure, other than the item noted below.

At a meeting of the Board of Trustees held on April 23, 2025, the Board unanimously voted to approve, subject to shareholder approval, an Agreement and Plan of Reorganization and Termination to reorganize the Core Opportunity Fund into the RiverNorth Active Income ETF, an exchange-traded fund, a newly created series of Elevation Series Trust (the “Reorganization”). The Reorganization is subject to shareholder approval. If approved by shareholders, the Reorganization is expected to occur early in the third quarter of 2025.

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RiverNorth Funds	Additional Information

March 31, 2025 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-PORT must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 1-888-848-7569 or on the Funds' website, www.rivernorth.com.

Semi-Annual Report | March 31, 2025	139

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2025 (Unaudited)

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of RiverNorth Funds (the “Trust”), held on November 12-13, 2024 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered the renewal of the management agreement (the “Management Agreement”) between RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust on behalf of the RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”), RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) and the RiverNorth/Oaktree High Income Fund (the “High Income Fund” and together with the Core Opportunity Fund and the Strategic Income Fund, the “Funds”).

The Board received materials compiled by the Adviser and the Funds’ administrator, including, among other items, a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Funds’ cumulative and annualized returns as compared to the Funds’ benchmarks, the Funds’ fact sheets for the quarter ended September 30, 2024, a performance comparison of the Funds compared to other funds managed by RiverNorth, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Funds’ performance and fees compared to benchmark indices and peer funds. The Trustees reviewed a memorandum from their independent legal counsel regarding the Trustees’ duties in considering the approval of advisory agreements. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weights to the various factors in reaching conclusions with respect to the Management Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Trustees in determining to renew the Management Agreement at the Meeting, and at the November 4, 2024 special meeting of the Board that was held to review and discuss the materials and information the Board requested from the Adviser related to the Management Agreement, including during executive sessions with their independent legal counsel.

140	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2025 (Unaudited)

Performance, Fees and Expenses

Core Opportunity Fund

Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund’s Retail Class shares for the three month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2024. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Moderate Allocation peer group (the “Moderate Allocation Peer Group”) and a peer universe consisting of all funds in the Moderate Allocation Peer Group and all other Moderate Allocation funds (the “Moderate Allocation Universe”). The Moderate Allocation Peer Group and the Moderate Allocation Universe included funds with similar pricing features as the Core Opportunity Fund, excluding outliers. The Board observed that the Fund had outperformed the Moderate Allocation Peer Group median for the one-year, five-year, ten-year and since inception periods ended September 30, 2024, performed in line with the Moderate Allocation Peer Group median for the three-year period ended September 30, 2024 and underperformed the Moderate Allocation Peer Group median for the three-month period ended September 30, 2024. The Board further noted that the Fund had outperformed the Moderate Allocation Universe for the one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2024 and underperformed the Moderate Allocation Universe for the three-month period ended September 30, 2024. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s Retail Class shares had outperformed the Multi-alternative universe median for the one-year, three-year and five-year periods ended September 30, 2024.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the Moderate Allocation Peer Group and Moderate Allocation Universe. The Board noted that the Core Opportunity Fund’s Retail Class shares’ annual net expense ratio was higher than the Moderate Allocation Peer Group median. The Board also noted that the annual net expense ratio placed the Core Opportunity Fund in the lowest quartile for the Moderate Allocation Universe. Differences in strategies as compared to both the funds in the Moderate Allocation Peer Group and the Moderate Allocation Universe were recalled, as well as the fact that certain peer funds did not have a similar share class as the Fund’s Retail Class shares.

The Board also noted that the annual management fee for the Fund was above the median paid by the Moderate Allocation Peer Group funds, but within the range of the peers. The Board noted the differences in strategies between the Fund and the funds included in the Moderate Allocation Peer Group, highlighting the active management of the Fund’s portfolio. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee for the Fund’s Retail Class shares was below the Multi-alternative universe median and the Fund’s total net expenses were above the Multi-alternative universe median. The Board, including the Independent Trustees, determined that the Fund’s fees were reasonable given the unique investment characteristics of the Fund and the nature of the services provided by the Adviser.

Semi-Annual Report | March 31, 2025	141

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2025 (Unaudited)

Strategic Income Fund

Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund’s Class I shares for the three-month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2024. These returns were compared to the returns of mutual funds in FUSE’s Multisector Bond fund peer group (the “Multisector Peer Group”) and a peer universe consisting of all funds in the Multisector Peer Group and all other Multisector Bond funds (the “Multisector Universe”). The Multisector Peer Group and the Multisector Universe included funds with similar pricing features as the Strategic Income Fund, excluding outliers. The Board noted that the Strategic Income Fund outperformed the median of the Multisector Peer Group for the three-month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2024. It was also noted that the Strategic Income Fund outperformed the median of the Multisector Universe for the three-month, one-year, ten-year and since inception periods ended September 30, 2024, performed in line with the median of the Multisector Universe for the five-year period ended September 30, 2024 and underperformed the median of the Multisector Universe for the three-year period ended September 30, 2024. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s Class I shares had outperformed the Multi-alternative universe median for the one-year period ended September 30, 2024 and underperformed the Multi-alternative universe median for the three-year and five-year periods ended September 30, 2024.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the Multisector Peer Group and Multisector Universe. The Board noted that the Strategic Income Fund’s Class I shares’ annual net expense ratio and annual management fee was higher than the medians of the Multisector Peer Group and Multisector Universe, but within the range of the peers. The Trustees noted that the Adviser actively manages a portion of the Fund in addition to delegating the management of a portion of the Fund’s portfolio to DoubleLine Capital LP (“DoubleLine”). The Board also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee and total net expenses for Class I shares were below the Multi-alternative universe medians. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and DoubleLine, and the nature of the services provided to the Fund.

High Income Fund

Regarding the High Income Fund, the Board reviewed the performance of the Fund’s Class I shares for the three-month, one-year, three-year, five year, ten-year and since inception periods ended September 30, 2024. These returns were compared to the returns of mutual funds in FUSE’s High Yield Bond fund peer group (the “High Yield Peer Group”) and a peer universe consisting of all funds in the High Yield Peer Group and all other High Yield Bond funds (the “High Yield Universe”). The High Yield Peer Group and the High Yield Universe included funds with similar pricing features as the High Income Fund, excluding outliers. The Board noted that the High Income Fund had underperformed the median of the High Yield Peer Group for the three-month, one-year, five-year, ten-year and since inception periods ended September 30, 2024, and had outperformed the median of the High Yield Peer Group for the three-year period ended September 30, 2024. It was also noted that the High Income Fund had outperformed the median of the High Yield Universe for the three-year period ended September 30, 2024 and had underperformed the median of the High Yield Universe for the three-month, one-year, five-year, ten-year and since inception periods ended September 30, 2024. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s Class I shares had outperformed the Multi-alternative universe median for the one-year period ended September 30, 2024 and had underperformed the Multi-alternative universe median for the three-year and five-year periods ended September 30, 2024. The Trustees acknowledged the fact that the Fund’s split strategy between closed-end funds (“CEFs”) and high-yield/senior loans differed from the funds in each group.

142	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2025 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds High Yield Peer Group and High Yield Universe. The Board noted that the High Income Fund’s Class I shares’ annual gross management fee and annual net expense ratio was higher than the median of the High Yield Peer Group and High Yield Universe. The Board recalled that most of the funds in FUSE’s High Yield Peer Group and High Yield Universe utilized a less complex strategy than that of the High Income Fund and would lead to relatively lower fees. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee and total net expenses for Class I shares were below the Multi-alternative universe median. After discussion, the Board, including the Independent Trustees, determined that the fees were adequate in comparison to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, and the nature of the services to be provided to the Fund by the Adviser and Oaktree Fund Advisors, LLC (“Oaktree”), the Fund’s sub-adviser.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts and extensive experience with CEFs, noting the fact that RiverNorth was an industry leader in the area. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Adviser had provided quality services and could be expected to do so in the future for the Funds.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition was stable. The Board acknowledged that the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund, Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

Semi-Annual Report | March 31, 2025	143

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2025 (Unaudited)

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, administrator, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Conclusion

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Consideration of the Sub-Advisory Agreement with DoubleLine with respect to the Strategic Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “DoubleLine Sub-Advisory Agreement”) between the Adviser and DoubleLine related to the Strategic Income Fund.

The Board received materials compiled by DoubleLine and the Adviser, provided in support of the proposed renewal of the DoubleLine Sub-Advisory Agreement (“DoubleLine Renewal Materials”). The Board considered the renewal of the DoubleLine Sub-Advisory Agreement, noting that the DoubleLine Renewal Materials contained information compiled by DoubleLine and the Adviser, including a copy of the DoubleLine Sub-Advisory Agreement, DoubleLine’s response to a questionnaire regarding its profitability, management and operations, a copy of DoubleLine’s Form ADV and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the DoubleLine Sub-Advisory Agreement: (i) the investment performance of the Strategic Income Fund and the investment performance of DoubleLine, (ii) the nature, extent and quality of the services provided by DoubleLine to the Strategic Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by DoubleLine and any of its affiliates from the relationship with the Strategic Income Fund, (v) the extent to which economies of scale will be realized by the Strategic Income Fund as it grows, and (vi) whether the fee levels of the Strategic Income Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the DoubleLine Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the DoubleLine Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in determining to renew the DoubleLine Sub-Advisory Agreement at the Meeting, and at the November 4, 2024 special meeting of the Board that was held to review and discuss the materials and information the Board requested from DoubleLine related to the DoubleLine Sub-Advisory Agreement.

144	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2025 (Unaudited)

The Board reviewed the performance of the Strategic Income Fund for the three month, one-year, three-year, five-year, ten-year and since inception periods. The Trustees recalled their deliberations regarding the Strategic Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging their satisfaction with the Fund’s performance. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with expectations for the DoubleLine strategy.

As to the comparative fees and expenses, the Board considered the management fee paid by the Strategic Income Fund to the Adviser, and noted that the Adviser pays DoubleLine from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to DoubleLine against the fees that DoubleLine charges other clients to manage similar strategies.

As to the nature, extent and quality of the services provided by DoubleLine, the Board considered that under the terms of the DoubleLine Sub-Advisory Agreement, DoubleLine, subject to the supervision of the Board, provides to the Strategic Income Fund such investment advice as DoubleLine, in its discretion, deemed advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of DoubleLine, which provided details regarding the experience of DoubleLine’s investment personnel. DoubleLine also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with DoubleLine’s work with the Strategic Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that DoubleLine had provided quality services and could be expected to continue to do so for the Strategic Income Fund.

As to the cost of the services provided and the profits to be realized by DoubleLine, the Board reviewed DoubleLine’s financial condition. The Board, including the Independent Trustees, determined that the DoubleLine Sub-Advisory Agreement and the compensation to DoubleLine was reasonable and the financial condition of DoubleLine was adequate. The Board noted that DoubleLine has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Strategic Income Fund to continue the DoubleLine Sub-Advisory Agreement between the Adviser and DoubleLine for an additional one-year period.

Semi-Annual Report | March 31, 2025	145

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2025 (Unaudited)

Consideration of the Sub-Advisory Agreement with Oaktree with respect to the High Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “Oaktree Sub-Advisory Agreement”) between the Adviser and Oaktree related to the High Income Fund.

The Board received materials compiled by Oaktree and the Adviser, provided in support of the proposed renewal of the Oaktree Sub-Advisory Agreement (“Oaktree Renewal Materials”). The Board considered the renewal of the Oaktree Sub-Advisory Agreement, noting that the Oaktree Renewal Materials contained information compiled by Oaktree and the Adviser, including a copy of the Oaktree Sub-Advisory Agreement, Oaktree’s response to a questionnaire regarding its profitability, management and operations, a copy of Oaktree’s Form ADV and information regarding the performance of the Fund. The Board considered the following factors, among others, in reaching its determination to renew the Oaktree Sub-Advisory Agreement: (i) the investment performance of the High Income Fund and the investment performance of Oaktree, (ii) the nature, extent and quality of the services provided by Oaktree to the High Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by Oaktree and any of its affiliates from the relationship with the High Income Fund, (v) the extent to which economies of scale will be realized by the High Income Fund as it grows, and (vi) whether the fee levels of the High Income Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Oaktree Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Oaktree Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in determining to renew the Oaktree Sub-Advisory Agreement at the Meeting, and at the November 4, 2024 special meeting of the Board that was held to review and discuss the materials and information the Board requested from Oaktree related to the Oaktree Sub-Advisory Agreement.

The Board reviewed the performance of the High Income Fund for the three months, one-year, three-year, five-year, ten-year and since inception periods. The Trustees recalled their deliberations regarding the High Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging their satisfaction with the Fund’s performance. The Board also reviewed the performance of the portion of the High Income Fund managed by Oaktree relative to other accounts managed by Oaktree. The Board, including the Independent Trustees, concluded that the performance was in line with expectations for the Oaktree strategy.

As to the comparative fees and expenses, the Board considered the management fee paid by the High Income Fund to the Adviser, and noted that the Adviser pays Oaktree from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to Oaktree against the fees that Oaktree charges other clients to manage similar strategies.

146	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2025 (Unaudited)

As to the nature, extent and quality of the services provided by Oaktree, the Board considered that under the terms of the Oaktree Sub-Advisory Agreement, Oaktree, subject to the supervision of the Board, provides to the High Income Fund such investment advice as Oaktree, in its discretion, deemed advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of Oaktree, which provided details regarding the experience of Oaktree’s investment personnel. Oaktree also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with Oaktree’s work with the High Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that Oaktree had provided quality services and could be expected to continue to do so for the High Income Fund.

As to the cost of the services provided and the profits to be realized by Oaktree, the Board reviewed Oaktree’s financial condition. The Board, including the Independent Trustees determined that the Oaktree Sub-Advisory Agreement and the compensation to Oaktree was reasonable and the financial condition of Oaktree was adequate. The Board noted that Oaktree has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the High Income Fund to continue the Oaktree Sub-Advisory Agreement between the Adviser and Oaktree for an additional one-year period.

Semi-Annual Report | March 31, 2025	147

RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

Jerry R. Raio

David M. Swanson

John K. Carter

J. Wayne Hutchens

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Fund Advisors, LLC

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust, Co.

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding the Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	June 6, 2025

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	June 6, 2025